American
Express(R)

Variable
Portfolio
Funds

2001 SEMIANNUAL REPORT

References to "Fund" throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:

AXP(R) Variable Portfolio - Blue Chip Advantage Fund
AXP(R) Variable Portfolio - Bond Fund
AXP(R) Variable Portfolio - Capital  Resource  Fund
AXP(R) Variable Portfolio - Cash Management Fund
AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP(R) Variable Portfolio - Emerging  Markets Fund
AXP(R) Variable Portfolio - Extra Income Fund
AXP(R) Variable Portfolio - Federal  Income Fund
AXP(R) Variable Portfolio - Global Bond Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - International Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - New Dimensions Fund(R)
AXP(R) Variable Portfolio - S&P 500 Index Fund
AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund

Managed by IDS Life Insurance Company

This report may contain information on funds that are not available under your product.

Table of Contents

From the Chairman                                                 3

AXP Variable Portfolio - Blue Chip Advantage Fund
From the Portfolio Manager                                        4
The 10 Largest Holdings                                           4

AXP Variable Portfolio - Bond Fund
From the Portfolio Manager                                        5
The 10 Largest Holdings                                           5

AXP Variable Portfolio - Capital Resource Fund
From the Portfolio Manager                                        6
The 10 Largest Holdings                                           6

AXP Variable Portfolio - Cash Management Fund
From the Portfolio Manager                                        7

AXP Variable Portfolio - Diversified Equity Income Fund
From the Portfolio Manager                                        8
The 10 Largest Holdings                                           8

AXP Variable Portfolio - Emerging Markets Fund
From the Portfolio Manager                                        9
The 10 Largest Holdings                                           9

AXP Variable Portfolio - Extra Income Fund
From the Portfolio Manager                                       10
The 10 Largest Holdings                                          10

AXP Variable Portfolio - Federal Income Fund
From the Portfolio Manager                                       11

AXP Variable Portfolio - Global Bond Fund
From the Portfolio Manager                                       12
The 10 Largest Holdings                                          12

AXP Variable Portfolio - Growth Fund
From the Portfolio Manager                                       13
The 10 Largest Holdings                                          13

AXP Variable Portfolio - International Fund
From the Portfolio Managers                                      14
The 10 Largest Holdings                                          14

AXP Variable Portfolio - Managed Fund
From the Portfolio Managers                                      15
The 10 Largest Holdings                                          15

AXP Variable Portfolio - New Dimensions Fund
From the Portfolio Manager                                       16
The 10 Largest Holdings                                          16

AXP Variable Portfolio - S&P 500 Index Fund
From the Portfolio Manager                                       17
The 10 Largest Holdings                                          17

AXP Variable Portfolio - Small Cap Advantage Fund
From the Portfolio Managers                                      18
The 10 Largest Holdings                                          18

AXP Variable Portfolio - Strategy Aggressive Fund
From the Portfolio Manager                                       19
The 10 Largest Holdings                                          19

All Funds
Financial Statements                                             20
Notes to Financial Statements                                    40
Investments in Securities                                        58

---------------------------------------------------------------------
-2- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Funds' investment manager, expects economic growth to continue this year, accompanied by a slight rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through the retirement plan of your employer.

o Learn as much as you can about your current investments.

The portfolio managers' letters that follow provide a review of the Funds' investment strategies and performance. The semiannual report contains other valuable information as well. The prospectus describes each Fund's investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and re-evaluate which Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -3-

(picture of) James M. Johnson, Jr.
James M. Johnson, Jr.
Portfolio manager

From the Portfolio Manager

AXP VP - Blue Chip Advantage Fund

The stock market lost considerable ground during the past six months, as a slowdown in economic growth and corporate profits weighed on share prices. The Fund experienced a similar result, as it lost 21.27% for the first half of the fiscal year -- September 2000 through February 2001. (This figure does not reflect expenses that apply to the subaccounts or the contracts.)

The beginning of the market's slide coincided almost exactly with the start of the period and continued into late December, by which time the market was down more than 16%. The new year got off to a good start, though, as a surprise cut in short-term interest rates by the Federal Reserve spawned a sharp rally in January. But the upturn proved to be short-lived, as concerns about the economy and corporate profits soon resurfaced and sent stocks tumbling again in February.

Taking the brunt of the blow during the period were large-capitalization stocks, particularly those in the technology/telecommunications area. Such stocks comprised the largest portion of the Fund's portfolio (about one-third at the peak) and, therefore, had a major effect on its performance. Among those experiencing notable declines were Lucent, Motorola, JDS Uniphase, Nortel and Cisco Systems.

In an effort to stem the losses, I decreased the Fund's technology/telecommunications holdings as the period progressed and shifted more money into the health care area. That strategy paid off, as health care provided strong gains in late 2000, with Alza, Pfizer, Medtronic and HCA Healthcare among the best performers. Looking at other areas of investment, utilities and energy provided good results, thanks to gains by Duke Power, Enron, and AES. Safeway, in the food retailing area, and Tyco, in the industrial area, also were up substantially.

Given that the stock market seems likely to remain volatile and unforgiving toward companies whose profits fail to meet investors' expectations, I plan to maintain an emphasis on high-quality companies that appear likely to enjoy consistent profit growth. An additional criterion is that the stock price should offer at least reasonably good investment value. As the second half of the fiscal year begins, that strategy has led to an average exposure to technology/telecommunications stocks, an above-average exposure to health care and financial services stocks, and a below-average exposure to basic materials and industrial stocks.



James M. Johnson, Jr., CFA

The 10 Largest Holdings
AXP VP - Blue Chip Advantage Fund

                                          Percent                  Value
                                      (of net assets)      (as of Feb. 28, 2001)

General Electric                           4.51%                $3,546,555
Pfizer                                     2.93                  2,304,674
AOL Time Warner                            2.10                  1,655,527
American Intl Group                        2.10                  1,651,297
Citigroup                                  2.00                  1,574,399
Intl Business Machines                     1.92                  1,513,484
Cisco Systems                              1.87                  1,470,046
SBC Communications                         1.82                  1,431,715
U.S. Bancorp                               1.80                  1,416,354
Wal-Mart Stores                            1.64                  1,287,313


For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here make up 22.69% of net assets

---------------------------------------------------------------------
-4- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

(picture of) Ray Goodner
Ray Goodner
Portfolio manager

From the Portfolio Manager

AXP VP - Bond Fund

Declining interest rates provided the foundation for a generally good bond market during the past six months. For the Fund, the result was a total return of 5.74% for the first half of the fiscal year -- September 2000 through February 2001. (This figure does not reflect expenses that apply to the subaccounts or the contracts.)

After something of a shaky start last fall, the bond market had the wind mostly at its back for the rest of the period. The most important factor was that interest rates came down, as investors became increasingly convinced that economic growth was cooling off. That, they reasoned, would take upward pressure off inflation and ultimately persuade the Federal Reserve, or Fed, to reduce short-term interest rates.

While investors saw their wish for a rate cut come true in early January, their increased bond-buying had already driven rates lower and prices higher late in 2000. (Falling rates boost bond prices.) The Fed's rate cut, which was followed by another in late January, reinforced the already-positive environment and provided fuel for the rally to continue during the final two months of the period.

Performing especially well over the six months were corporate bonds, which enjoyed healthy price appreciation. The trend worked to the advantage of the Fund, as I increased the amount of "corporates" in the portfolio to about two-thirds, including a fair amount of high-yield, or "junk," bonds. Concurrently, I reduced holdings among mortgage-backed and U.S. Treasury bonds. Both of those groups performed positively, though not as well as corporates.

As for the rest of the fiscal year, I think economic growth will start to show some gradual improvement. If so, long-term interest rates probably will decline little, if any, in the months ahead. In such an environment, I think corporate bonds would continue to have a performance advantage over U.S. Treasury and mortgage-backed issues. Therefore, I plan to keep the bulk of the portfolio invested in corporates unless there's a significant change in the investment environment.

Ray Goodner

The 10 Largest Holdings
AXP VP - Bond Fund

                                          Percent                Value
                                      (of net assets)    (as of Feb. 28, 2001)
Govt of Canada
5.25% 2008                                 1.32%             $19,652,300
Union Pacific
6.65% 2011                                 1.10               16,393,440
Target
7.50% 2010                                 1.09               16,217,600
Ford Motor Credit
7.88% 2010                                 1.06               15,805,200
Norfolk Southern
7.25% 2031                                  .99               14,723,550
BellSouth Capital Funding
7.88% 2030                                  .87               12,913,439
Bank of Singapore
7.88% 2009                                  .85               12,615,612
ERAC USA Finance
8.00% 2011                                  .83               12,289,044
FleetBoston Financial
7.25% 2005                                  .82               12,184,020
Vodafone Group
7.75% 2010                                  .78               11,642,289

Excludes U.S. Treasury and government agency holdings.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here make up 9.71% of net assets

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -5-

(picture of) Joe Barsky
Joe Barsky
Portfolio manager

From the Portfolio Manager

AXP VP - Capital Resource Fund

Buffeted by a storm of negative news regarding the economy and corporate profits, the stock market was driven into a major retreat during the past six months. The effect of the conditions on the Fund's performance was similar, as it lost 25.29 % over the first half of the fiscal year -- September 2000 through February 2001. (This figure does not reflect expenses that apply to the subaccounts or the contracts.)

The sell-off in the stock market began almost on cue with the start of the period. As concerns about the economy and corporate profits mounted, so did investors' selling. By the time the downturn finally leveled off in late December, the market was down more than 16% since early September.

Investors got a respite in January, when the Federal Reserve surprised everyone with a sharp cut in short-term interest rates that spurred a sudden rebound by the market. But it proved to be only temporary, as investors soon refocused their attention on the weakening profit picture. The result was another bad month for the market in February to end the period on a sour note.

The Fund's performance during the six months roughly followed the pattern of the market. And, as was true for the market, the biggest drag on the Fund was the drubbing that technology stocks suffered at the hands of investors who lost faith in tech companies' abilities to generate enough profits to justify their sky-high stock prices. To combat the trend, I trimmed the Fund's tech holdings, but steep declines in stocks such as Cisco Systems, Corning, JDS Uniphase, Nokia and America Online were too much to overcome.

Still, there were some bright spots. Health care, insurance, food, retailing and energy-related stocks were generally good performers, with stocks such as Pfizer, AIG, Safeway, Kohl's and Anadarko leading the way. Among other prominent holdings, General Electric, Tyco and Colgate also did well.

Underlying my investment approach was a focus on high-quality companies that appeared able to meet profit expectations in a slower economy. I also wanted to reduce the overall risk level in the portfolio by lowering the technology holdings and increasing those in the food, energy, financial services and insurance areas. I think that approach remains appropriate as we enter the second half of the fiscal year. Most important, assuming we get a better investment environment, I think the Fund can look forward to improving performance in the months ahead.

Joe Barsky

The 10 Largest Holdings
AXP VP - Capital Resource Fund

                                          Percent                 Value
                                      (of net assets)     (as of Feb. 28, 2001)
Tyco Intl                                  5.46%             $226,797,500
General Electric                           4.99               207,390,000
American Intl Group                        4.02               166,708,400
Citigroup                                  4.00               166,228,400
Pfizer                                     3.97               164,812,500
Viacom                                     3.02               125,507,410
Intl Business Machines                     2.97               123,256,620
Microsoft                                  2.84               118,000,000
Teva Pharmaceutical Inds ADR               2.83               117,459,375
CVS                                        2.57               106,750,000


For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here make up 36.67% of net assets

---------------------------------------------------------------------
-6- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

(picture of) Terry L. Seierstad
Terry L. Seierstad
Portfolio manager

From the Portfolio Manager

AXP VP - Cash Management Fund

The Fund's yield fell slightly during the past six months, reflecting a decline in short-term interest rates. For the first half of the fiscal year -- September 2000 through February 2001 -- the Fund generated a total return of 2.87%. (This figure does not reflect expenses that apply to the subaccounts or the contracts.) The seven-day yield was 4.96%. (The yield more closely reflects the current earnings of the money market fund than does total return.)

Also, in keeping with its objective, the Fund maintained a $1 per share price throughout the period. (An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.)

Although the economy continued to grow during the second half of 2000, there were indications that the rate of growth was beginning to slow down. In fact, by the end of the year, some observers were even suggesting that a recession was imminent. While it refrained from joining the recession debate, the Federal Reserve, or Fed, made its concern about the economy's health clear when it reduced short-term interest rates in early January, then followed that up with another rate cut at the end of the month.

By way of background, the Fed adjusts short-term interest rates based largely on the condition of the economy and the inflation outlook. When the economy appears weak and inflation is low, the Fed usually reduces rates to stimulate economic growth. Conversely, when the economy is especially strong and inflation threatens to pick up, the Fed usually raises rates to temper economic growth and thereby keep inflation in check.

In response to the slowing economy, issuers of commercial paper -- the core of the Fund's investment portfolio -- began offering lower interest rates on their securities in December, a trend that was reinforced by the Fed's rate cuts in January. As these new securities were added to the portfolio, the result was a gradual, modest decline in the Fund's yield.

As for changes to the portfolio, in anticipation of the drop in short-term interest rates I substantially lengthened the average maturity of the portfolio during the winter. Assuming my expectation of additional rate cuts in the months ahead proves correct, the longer maturity should help shore up the Fund's yield over the rest of the fiscal year.

Terry L. Seierstad

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -7-

From the Portfolio Manager

AXP VP - Diversified Equity Income Fund

A restructured portfolio and a relatively strong performance by value stocks helped the Fund hold up quite well during a period of substantial decline for the stock market as a whole. For the first half of the fiscal year -- September 2000 through February 2001 -- the Fund generated a return of 1.26%. (This figure does not reflect expenses that apply to the subaccounts or the contracts.)

The stock market began to stumble right from the start, as investors' confidence was shaken by reports of a slowdown in economic growth and weaker corporate profits. The negative news continued throughout the fall, dragging down stock prices along the way. It wasn't until late December that the market leveled off, and by that time it was down more than 16% since the start of the period.

A belated Christmas present arrived in early January when the Federal Reserve surprised investors with a sharp reduction in short-term interest rates. The market responded in very positive fashion, rallying strongly for the first few weeks of the new year. But more negative economic and profit news soon resurfaced, forcing stocks to give up their recent gain and much more during February.

The bulk of the market's decline during the six months came at the expense of high-priced growth stocks, particularly in the technology area -- the polar opposite of the value stocks that this Fund focuses on. The more concerned investors became with the outlook for corporate profits, the better value stocks looked to them. This trend allowed value to hold up far better during the market's steepest sell-offs.

Also working in the Fund's favor was the addition of a number of small- and mid-capitalization value stocks to a portfolio that was previously composed almost entirely of large-capitalization stocks. Over the past six months, both small- and mid-cap value stocks outperformed their bigger brethren, enhancing the Fund's return. On an industry basis, financial services was the largest area of investment, followed by basic materials/capital goods and consumer cyclicals. As for individual stocks, among the Fund's best performers were Lehman Brothers, Loews, Pacificare, McDermott, Alcoa and Ford.

Looking forward, value stocks are still uncommonly inexpensive compared with growth stocks. While that doesn't guarantee short-term gains, of course, I think it puts value stocks in good position to play the lead role in the market over the next few years.

Warren E. Spitz

The 10 Largest Holdings
AXP VP - Diversified Equity Income Fund

                                      Percent                     Value
                                  (of net assets)         (as of Feb. 28, 2001)
Lehman Brothers Holdings               4.14%                 $1,326,524
Loews                                  4.03                   1,290,781
Morgan Stanley, Dean
   Witter, Discover & Co               2.23                     713,499
Philip Morris                          2.11                     676,013
Chevron                                2.11                     675,857
Aetna                                  2.05                     656,365
Alcoa                                  1.99                     637,136
AT&T                                   1.92                     614,100
Albertson's                            1.89                     607,145
Ford Motor                             1.88                     601,447


For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here make up 24.35% of net assets

---------------------------------------------------------------------
-8- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

(picture of) Julian Thompson
Julian Thompson
Portfolio manager

From the Portfolio Manager

AXP VP - Emerging Markets Fund

Stocks in emerging markets took their cue from a slumping U.S. stock market during the past six months. The downturn was reflected in the Fund's performance -- a loss of 20.91% from September 2000 through February 2001, the first half of the fiscal year. (This figure does not reflect expenses that apply to the subaccounts or the contracts.)

The timing of the start of the period could scarcely have been worse, as stock prices began tumbling from the outset. The driving force, as it was throughout the six months, was an increasingly negative outlook for U.S. corporate profits, particularly for those of technology-related companies. (Tech stocks are the dominant business sector in many emerging markets, and for that reason these markets usually display a strong correlation to the performance of the tech-dominated Nasdaq Composite in the U.S.)

The stock slide finally leveled off in December, and in January, thanks to a surprise interest-rate cut in the U.S. by the Federal Reserve, investors enjoyed a short but very welcome rally in the emerging markets. But concerns about corporate profits resurfaced in February, causing stocks to give up that gain and more during the final weeks of the period.

Although the great majority of the emerging markets experienced losses over the six months, a handful that included China, Thailand, Chile and Venezuela managed to largely hold their own. Relatively speaking, Latin America fared best among the major regions, followed by Asia and Eastern Europe.

The Fund held investments in 17 countries during the period. On a regional basis, the biggest investment was in Asia (including China, South Korea and Taiwan), followed by Latin America (chiefly Brazil and Mexico) and the Middle East/Eastern Europe (including Russia, Israel, Poland and Hungary).

During the past six months, I increased holdings in Asia, while reducing investments in other regions. On a stock sector basis, I added to investments in financial services and the more cyclical areas of technology, both of which are poised to benefit should, as I expect, interest rates come down and the U.S. economy improves in the months ahead.

Julian Thompson

The 10 Largest Holdings
AXP VP - Emerging Markets Fund

                                               Percent             Value
                                           (of net assets) (as of Feb. 28, 2001)
Grupo Financiero Banamex Accival (Mexico)       3.21%           $175,480
China Mobile (Hong Kong)                        3.10             169,707
Telefonos de Mexico ADR Cl L (Mexico)           3.06             167,493
United Microelectronics ADR (Taiwan)            2.85             155,681
Taiwan Semiconductor Mfg ADR (Taiwan)           2.82             154,350
Petroleo Brasileiro ADR (Brazil)                2.62             143,504
Check Point Software Technologies (Israel)      2.60             142,293
Grupo Financiero Banamex Accival (Mexico)       2.52             137,836
Companhia de Bebidas das Americas (Brazil)      2.43             132,840
ITC GDR (India)                                 2.26             123,607


Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here make up 27.47% of net assets

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -9-

(picture of) Scott Schroepfer
Scott Schroepfer
Portfolio manager

From the Portfolio Manager

AXP VP - Extra Income Fund

High-yield bonds recovered from a bad start to finish about where they began the past six months. For the Fund, the result was a loss of 0.12% for the first half of the fiscal year -- September 2000 through February 2001. (This figure does not reflect expenses that apply to the subaccounts or the contracts.)

Negative psychology dominated the early part of the period, as investors worried that the economy might be heading toward a substantial slowdown. That, they reasoned, might make it increasingly likely that some issuers of high-yield bonds could default on their interest and principal payments.

With that cloud hanging over the market, the selling pressure on bonds intensified, driving down prices through November. Along the way, the trend was exacerbated by heavy redemptions from high-yield-bond mutual funds. To lessen the effect of the resulting price erosion on the Fund, I emphasized higher-quality bonds and increased the level of cash reserves in the portfolio.

The situation would soon improve, however, as the selling subsided in December. Then the new year got off to a remarkably strong start, thanks to a surprise reduction of short-term interest rates by the Federal Reserve in early January. The rate cut was viewed by investors as distinctly positive for the high-yield market in that it would help revive the economy and, thus, the business prospects of high-yield issuers. The result was soaring bond prices in January, which led to the Fund's best monthly performance by far during the period. Although the market cooled off in February, the Fund did record another gain to end the six months on a positive note.

Before getting to what may lie ahead for the high-yield market, I think the default situation that plagued the market last fall merits some discussion. Its roots actually extend back to 1997, when a large amount of high-yield bonds were issued. Because it normally takes two or three years for potential default problems to emerge, it was not surprising that 2000 turned out to be a difficult year.

At this writing (early March), it appears that the default level may have peaked -- a factor that, in the past, has signaled that the worst has passed for the high-yield market. Equally important, I think the economy is likely to avoid slipping into recession. If so, that should help restore investors' confidence in the market during the second half of the fiscal year.

Scott Schroepfer

The 10 Largest Holdings
AXP VP - Extra Income Fund

                                           Percent               Value
                                       (of net assets)   (as of Feb. 28, 2001)
CSC Holdings
11.13% Pay-in-kind Series M Preferred       2.22%           $13,267,935
Nextel Communications
9.50% 2011                                  1.97             11,765,625
Price Communications Wireless
9.13% 2006                                  1.49              8,892,000
Trump Atlantic City Assn/Funding
11.25% 2006                                 1.41              8,400,999
Wayland Investment Fund LLC                 1.28              7,620,420
Allied Waste North America
7.88% 2009                                  1.23              7,363,125
Pegasus Communications
9.63% 2005                                  1.10              6,546,399
WCI Communities
10.63% 2011                                 1.08              6,470,625
Jordan Inds
10.38% 2007                                  .99              5,941,499
Outsourcing Solutions
11.00% 2006                                  .96              5,751,999


For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here make up 13.73% of net assets

---------------------------------------------------------------------
-10- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

(picture of) Scott R. Kirby
Scott R. Kirby
Portfolio manager

From the Portfolio Manager

AXP VP - Federal Income Fund

Falling interest rates and strong performance by mortgage-backed securities laid the groundwork for a successful six months for the Fund. During the first half of the fiscal year -- September 2000 through February 2001 -- the Fund generated a total return of 5.96%.
(This figure does not reflect expenses that apply to the subaccounts or the contracts.)

After growing at a very robust rate during the first several months of 2000, the economy began showing signs of slowing down late in the year. That helped calm the nerves of bond investors, who were concerned that the formerly red-hot economy might soon lead to higher inflation and, consequently, a slump in bond prices.

With inflation fears fading, investors began moving more money into bonds last fall, which in turn drove yields down and prices up in most sectors of the market. Bonds got additional support in January, when the Federal Reserve cut short-term interest rates twice in order to revive what by then was a clearly sluggish economy.

Attracting especially strong buying for most of the period were high-quality mortgage-backed bonds sponsored by the federal agencies known as "Fannie Mae" (Federal National Mortgage Association) and "Freddie Mac" (Federal Home Loan Mortgage Corporation). As a result, they enjoyed particularly good price appreciation.

That trend worked to the advantage of the Fund, as I kept the great majority of the assets invested in that sector. Short-term Treasury securities made up most of the rest of the portfolio. Although they couldn't match the return from mortgage-backed bonds, "Treasurys" also performed well. Late in the period, I began to reduce holdings among "mortgages" while adding a bit more to Treasury investments.

Given that interest rates came down substantially during the past six months, I think it's unlikely that we'll see that repeated in the second half of the fiscal year. Therefore, I expect most of the return from bonds and, thus, the Fund will come from interest income rather than price appreciation. In keeping with that outlook, I plan to take a slightly defensive investment approach to guard against potential price erosion while maintaining a healthy level of income in the Fund.

Scott R. Kirby

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -11-

(picture of) Nic Pifer
Nic Pifer
Portfolio manager

From the Portfolio Manager

AXP VP - Global Bond Fund

Generally good bond markets in the U.S. and Europe set the stage for a rewarding six months for the Fund. During the first half of the fiscal year -- September 2000 through February 2001 -- the Fund's total return was 5.34%. (This figure does not reflect expenses that apply to the subaccounts or the contracts.)

Providing the initial impetus during the period was a slowdown in economic growth among the world's major markets, especially the U.S. In light of that, central banks lowered short-term interest rates. That, in turn, whetted the appetite of bond investors, whose increased buying drove down longer-term interest rates as well, boosting bond prices. (As interest rates fall, bond prices rise.)

Not only did the Fund enjoy price appreciation on most of its bond holdings, it also benefited from an increase in the value of the euro, Europe's common currency, against the U.S. dollar. The euro's rise enhanced the return from the Fund's investments in Europe and, consequently, boosted the Fund's return.

Looking at the portfolio mix, investments in Europe and the U.S. each comprised about 40%-45% of the holdings, with Japan and the emerging markets of Latin America and Asia accounting for most of the rest. The heavy concentration in Europe and the U.S. paid off, as those markets performed well while Japan struggled. Although a small area of investment, holdings in emerging markets also made a positive contribution. Overall, the majority (about three-fourths) of investments were in government bonds. U.S. corporate bonds, including a modest amount of high-yield issues, made up the rest.

Given that interest rates in the U.S. and Europe came down substantially during the past six months, it seems highly unlikely that will be repeated in the second half of the fiscal year. Therefore, we may well have already enjoyed the bulk of appreciation in government bond prices here and abroad. Consistent with that outlook, over the near term I plan to employ a somewhat cautious investment approach that centers on generating interest income for the Fund by adding a few more higher-yielding U.S. corporate and emerging market bonds.

Nic Pifer

The 10 Largest Holdings
AXP VP - Global Bond Fund

                                      Percent                     Value
                                  (of net assets)         (as of Feb. 28, 2001)
Federal Republic of Germany
7.50% 2004                             6.35%                 $11,797,695
Buoni Poliennali Del Tes (Italy)
8.50% 2004                             3.68                    6,843,051
Allgemeine Hypo Bank (Germany)
5.00% 2009                             3.16                    5,864,987
Govt of Norway
7.00% 2001                             2.84                    5,283,291
Belgium Kingdom
7.25% 2004                             2.82                    5,248,025
Federal Republic of Germany
8.00% 2002                             2.68                    4,979,560
Republic of Italy
3.80% 2008                             2.20                    4,089,122
Federal Republic of Germany
6.50% 2027                             2.18                    4,060,874
Govt of Canada
7.50% 2003                             1.98                    3,685,868
Development Bank of Japan
6.50% 2001                             1.95                    3,633,085


Excludes U.S. Treasury and government agency holdings.

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here make up 29.84% of net assets

---------------------------------------------------------------------
-12- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

(picture of) Lisa A. Costa
Lisa A. Costa
Portfolio manager

From the Portfolio Manager

AXP VP - Growth Fund

Large-capitalization growth stocks, particularly technology-related issues, were under severe selling pressure for much of the past six months. The Fund's performance reflected the unfavorable environment, as it lost 40.08% for the first half of the fiscal year -- September 2000 through February 2001. (This figure does not reflect expenses that apply to the subaccounts or the contracts.)

The period got off on the wrong foot from the very start, as concerns that a slowdown in the economy might lead to weaker corporate profits cast a pall over the stock market. Much of investors' anxiety centered on technology stocks, whose generally lofty prices required that their respective companies continue to generate exceptional profit growth.

The result was a wave of selling that continued almost unabated from early September through late November. Illustrating the force of the downturn, the Nasdaq Composite, a group of stocks that includes many leading technology names, declined by nearly 40% during that time.

January finally brought some relief in the form of a surprise interest-rate cut by the Federal Reserve, which sparked a strong market rebound led by the technology sector. But it was not to last, as renewed profit worries again drove stocks down sharply in February.

Because technology stocks comprised the Fund's largest area of investment (about 40% of the portfolio at the peak), the downturn in that sector took a substantial toll on performance. Fortunately, gains from health care and financial services stocks, which together made up about 30% of the portfolio, picked up some of the slack.

Taking a broader view of the period, I think it provides a clear example of the ongoing risk-reward relationship inherent in growth-stock investing: Along with potential for greater reward comes greater risk. There are, and there will be, disappointments. That's why it's so important for investors to think in terms of years, not weeks or months.

As for what the second half of the fiscal year may hold, I think we'll see a gradually improving investment environment for growth stocks. The key to this outlook is the Federal Reserve's willingness to cut interest rates, which I expect to set the stage for an upturn in corporate profits and, ultimately, a better stock market. In the meantime, I plan to keep the bulk of the portfolio invested in technology, health care and financial services, the three sectors of the American economy that I believe enjoy the best long-term growth prospects.

Lisa A. Costa

Note: Lisa A. Costa is assisted by Scott Mullinix in the management of AXP VP - Growth Fund.



The 10 Largest Holdings
AXP VP - Growth Fund

                                  Percent                     Value
                              (of net assets)         (as of Feb. 28, 2001)
Pfizer                             6.53%                 $12,485,071
Citigroup                          4.89                    9,349,414
Microsoft                          4.16                    7,954,557
EMC                                3.95                    7,559,410
Cisco Systems                      3.40                    6,511,125
Texas Instruments                  3.21                    6,147,789
Maxim Integrated Products          2.79                    5,331,035
Home Depot                         2.51                    4,802,882
Zions Bancorp                      2.46                    4,696,779
Merrill Lynch                      2.43                    4,655,847


For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here make up 36.33% of net assets

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -13-

(picture of) Mark Fawcett
Mark Fawcett
Portfolio manager

(picture of) Gavin Corr
Gavin Corr
Portfolio manager

(picture of) Richard Leadem
Richard Leadem
Portfolio manager

From the Portfolio Managers

AXP VP - International Fund

Driven by a deteriorating U.S. stock market, major foreign markets lost considerable ground during the past six months. For the Fund, the result was a decline of 25.87% for the first half of the fiscal year -- September 2000 through February 2001. (This figure does not reflect expenses that apply to the subaccounts or the contracts.)

Taking their cue from a slumping stock market in the U.S., stocks in Europe started to slide shortly after the start of the period. The problem was the same on both sides of the Atlantic: economic growth was showing signs of slowing down. That, investors reasoned, would ultimately erode corporate profits and, in turn, make lofty stock prices, especially in the technology sector, no longer sustainable.

The sell-off continued will little respite until late December, by which time the major European markets were down well into double digits. An interest-rate cut by the Federal Reserve in the U.S. early in the new year provided the spark for a January rally. But that was more than reversed the following month, as worries about profits again took center stage.

The Fund's performance over the six months followed roughly the same path. However, a untimely decision to increase technology stocks last fall exacerbated what was already turning into a difficult period. Although unable to compensate for that downturn, our investments in what are called "defensive" stocks such as pharmaceuticals fared much better.

On a geographical basis, the bulk of the portfolio remained concentrated in Europe, primarily France, Germany, the United Kingdom and Italy. As has been true for some time, we had relatively few holdings in Japan, whose market continued to struggle.

Looking toward the rest of the fiscal year, we anticipate that global economic growth will pick up, thanks to the likelihood of additional interest-rate cuts by central banks in the U.S. and Europe. Bolstering our optimism is the potential for tax cuts and a decline in the price of oil. Assuming this outlook proves reasonably accurate, we should see a positive response from stock prices. Currently, we believe the best opportunities lie in banking, industrial, construction, media and certain technology stocks, and have positioned the portfolio accordingly.

Mark Fawcett

Gavin Corr

Richard Leadem

The 10 Largest Holdings
AXP VP - International Fund

                                           Percent               Value
                                       (of net assets)   (as of Feb. 28, 2001)
UBS (Switzerland)                           4.35%           $72,964,583
Cheung Kong Holdings (Hong Kong)            3.29             55,246,862
Vodafone Group (United Kingdom)             3.15             52,813,497
Telefonica de Espana (Spain)                2.94             49,341,701
Deutsche Bank (Germany)                     2.74             45,953,897
ING Groep (Netherlands)                     2.73             45,790,184
Samsung Electronics (South Korea)           2.63             44,124,903
Standard Chartered (United Kingdom)         2.48             41,606,938
Credit Suisse Group (Switzerland)           2.43             40,808,378
Marconi (United Kingdom)                    2.15             36,180,237


For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here make up 28.89% of net assets

---------------------------------------------------------------------
-14- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

(picture of) Alfred Henderson
Alfred Henderson
Portfolio manager

(picture of) David Kuplic
David Kuplic
Portfolio manager

From the Portfolio Managers

AXP VP - Managed Fund

A slumping stock market, especially for technology issues, took a toll on the Fund's performance during the past six months. For the first half of the fiscal year -- September 2000 through February 2001 -- the Fund lost 14.06%. (This figure does not reflect expenses that apply to the subaccounts or the contracts.)

The stock market started losing ground from the outset of the period, as concerns that a weakening economy would result in a slowdown in corporate profits weighed on investors' minds. It took until late December for the selling to level off, and by that time the market was down some 16%. Technology stocks fared far worse, as they experienced the heaviest selling pressure.

Investors got a welcome surprise in January, when the Federal Reserve cut short-term interest rates and the market, led by tech stocks, staged a sharp rally. But the mood quickly soured on the heels of fresh reports of poor profits, which drove the market, and tech stocks in particular, into a steady retreat during February.

The downturn in the tech sector had the biggest impact on Fund performance, as it made up the largest area of investment early in the period. To lessen the impact, we reduced the tech holdings last fall, limiting them to the best-established companies. As for other sectors, we enjoyed positive results from health care, financial services, utilities, consumer products and energy stocks, which comprised nearly all the rest of the stock holdings.

The news was much better on the bond side of the portfolio, as declining interest rates fueled a healthy rally in most sectors of the market. The Fund enjoyed positive returns from its U.S. Treasury, mortgage-backed and corporate bond holdings, with the latter group providing the best performance. Although a small area of investment, emerging market bonds also enjoyed a healthy gain. On the whole, bonds comprised about a third of the entire portfolio, with stocks accounting for nearly all the rest.

As the second half of the fiscal year begins, our view is that economic growth will gradually improve, thanks to the likelihood of further interest-rate cuts and a reduction in federal income-tax rates. If so, we would expect the stock market, led by financial services stocks, to begin moving higher in anticipation of a stronger economy. In light of that, we've made financials the largest area of investment in what remains a well-diversified stock portfolio. As for the bond market, we think price appreciation will be tougher to come by than in previous months. Therefore, we plan to emphasize interest income on the bond side of the portfolio.

Alfred Henderson

David Kuplic

The 10 Largest Holdings
AXP VP - Managed Fund

                                            Percent             Value
                                         (of net assets) (as of Feb. 28, 2001)
Citigroup                                      2.54%        $107,907,461
General Electric                               2.47          105,024,900
Cisco Systems                                  2.23           94,750,000
Pfizer                                         2.12           90,092,249
Tyco Intl                                      2.03           86,073,750
Morgan Stanley, Dean Witter, Discover & Co     1.88           79,914,510
Home Depot                                     1.78           75,862,500
Wal-Mart Stores                                1.53           64,856,532
U.S. Treasury
7.50% 2016                                     1.43           60,851,501
Nokia ADR Cl A                                 1.41           60,134,800


For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here make up 19.42% of net assets

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -15-

(picture of) Gordon M. Fines
Gordon M. Fines
Portfolio manager

From the Portfolio Manager

AXP VP - New Dimensions Fund

The past six months was a poor period for the stock market, especially the large-capitalization growth stocks in which the Fund concentrates its investments. Reflecting the conditions, the Fund experienced a loss of 24.93% for the first half of the fiscal year -- September 2000 through February 2001. (This figure does not reflect expenses that apply to the subaccounts or the contracts.)

The period could hardly have begun on a worse note, as investors were focused on a host of negatives that included a slowing economy, slumping corporate profits and the possibility that companies would sharply reduce their capital spending. As the concerns increased, so did the selling pressure on the stock market. Most affected was the Nasdaq Composite, a group of stocks that includes many of the leading U.S. technology names. Illustrating the magnitude of the downturn, the Nasdaq fell by nearly 40% from early September through late November. Among the Fund's holdings suffering substantial declines were EMC, Cisco Systems, Microsoft, Intel and Texas Instruments.

After a relatively calm December, some relief arrived in early January when the Federal Reserve gave the market, and technology stocks in particular, a much-needed shot in the arm with a surprise interest-rate cut. The recovery proved to be short-lived, though, as renewed concerns about weakening corporate profits sent the market back into a sickbed for the final weeks of the period.

While the Fund's performance was clearly penalized by the troubles in the technology sector (tech stocks comprised about a quarter of the portfolio), positive returns form other types of investments mitigated the effect. The two most notable examples were utilities and energy-related stocks, which we added to during the period and which ultimately enjoyed strong gains. Also helping pick up the slack were the Fund's health care, financial services and consumer staple stocks.

As the second half of the fiscal year begins, we're continuing to take a somewhat defensive investment approach, which centers on maintaining a broad industry diversification in the portfolio and limiting holdings among more volatile stocks, particularly in the technology sector. Should the market find it difficult to make much progress in the months ahead, we think that strategy will serve the Fund well.

Gordon M. Fines

Note: Gordon M. Fines is assisted by Doug Guffy and Anne Obermeyer in the management of AXP VP - New Dimensions Fund.

The 10 Largest Holdings
AXP VP - New Dimensions Fund

                           Percent                     Value
                       (of net assets)         (as of Feb. 28, 2001)
Citigroup                   4.46%                 $193,751,151
Exxon Mobil                 4.30                   187,014,680
General Electric            3.99                   173,352,000
Safeway                     3.33                   144,589,513
El Paso                     3.18                   138,055,140
Enron                       2.80                   121,573,800
Pfizer                      2.79                   121,407,750
Microsoft                   2.44                   106,052,500
Viacom Cl B                 2.44                   105,856,875
Wells Fargo                 2.43                   105,698,452


For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here make up 32.16% of net assets

---------------------------------------------------------------------
-16- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

(picture of) James M. Johnson, Jr.
James M. Johnson, Jr.
Portfolio manager

From the Portfolio Manager

AXP VP - S&P 500 Index Fund

The U.S. stock market was under considerable selling pressure for most of the past six months, resulting in a substantial decline in share prices. Reflecting the difficult environment, the Fund experienced a loss of 18.15% for the first half of its fiscal year -- September 2000 through February 2001. (This figure does not reflect expenses that apply to the subaccounts or the contracts.)

The problems for the market began right at the outset of the period. With indications that the economy might be slowing down, investors became concerned that this would lead to weaker corporate profits in the months ahead. That, in turn, created doubt about whether the lofty prices many stocks carried were justifiable on a longer-term basis. The result was a stock-market slide that continued almost unabated until late December, by which time the market was down by double digits on a percentage basis since the start of the period.

Fortunately, the new year brought some much-welcome relief in the form of a surprise cut in short-term interest rates by the Federal Reserve. That was just the tonic the market needed to stage a healthy rally in January. But no sooner had the month ended than investors were greeted with more forecasts of slumping corporate profits, as well as higher inflation data. Once again the market went into rapid retreat, ultimately making February's loss the worst of the six months.

Absorbing the greatest damage during the period were technology stocks, which form the largest component of the S&P 500 index. A number of them saw their prices cut in half and, in some cases, even more as investors evidently decided that the stocks' extremely rosy outlooks were no longer sustainable.

There were some sectors of the market that performed well, however. Among the most prominent were health care, energy and utilities. Still, they couldn't fill in the huge hole that the technology sector dug for the index.

Looking toward the second half of the fiscal year, it appears that questions about the strength of the economy and, therefore, the strength of corporate earnings may continue to present a near-term hurdle for the stock market. On the positive side, the likelihood of further interest-rate cuts by the Federal Reserve should work in the market's favor before the year is out.

James M. Johnson, Jr., CFA

The 10 Largest Holdings
AXP VP - S&P 500 Index Fund



                                           Percent             Value
                                       (of net assets) (as of Feb. 28, 2001)
General Electric                            4.01%         $1,516,691
Standard & Poor's Depositary Receipts       3.57           1,353,657
Microsoft                                   2.73           1,035,627
Pfizer                                      2.47             934,561
Exxon Mobil                                 2.45             927,456
Citigroup                                   2.15             813,821
Wal-Mart Stores                             1.94             736,472
Intel                                       1.67             632,744
AOL Time Warner                             1.66             627,162
American Intl Group                         1.66             626,832


For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here make up 24.31% of net assets

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -17-

(picture of) Jake Hurwitz
Jake Hurwitz
Portfolio manager

(picture of) Kent A. Kelley
Kent A. Kelley
Portfolio manager

From the Portfolio Managers

AXP VP - Small Cap Advantage Fund

Driven by a steep decline in technology-related issues, the stock market was forced to retreat for most of the past six months. Although the Fund fared somewhat better than the market as a whole, it experienced a loss of 14.82% for the September 2000 through February 2001 period, the first half of the Fund's fiscal year. (This figure does not reflect expenses that apply to the subaccounts or the contracts.)

The problems for the market began right from the start, as indications of a weakening economy spawned concerns about a similar slowdown in corporate profits. The result was a largely uninterrupted sell-off that didn't subside until late December. Thanks to a surprise cut in short-term interest rates by the Federal Reserve in early January, the market quickly made up some of the lost ground. But more bad news on the profit front sent stocks sharply down again during February.

The stock sector most under pressure during the period was technology, the largest component in the market and the Fund. While the Fund clearly felt the effect of the tech slide, careful stock selection allowed it to avoid the Internet and telecommunications services areas, where the greatest damage occurred.

Our highly diversified portfolio also worked in the Fund's favor. Consistent with our management style, we maintained a roughly 50/50 mix of growth and value among our small-capitalization stock holdings. As it turned out, a strong performance by our value stocks helped offset a decline among the growth group.

The story was similar regarding the portfolio's broad industry exposure. Gains generated by stocks representing such diverse industries as financial services, energy, utilities, auto parts and health care services served to cushion the impact of the downturn among tech stocks.

Although the murky profit outlook may continue to present a hurdle for the stock market over the near term, we see reasons to be optimistic about longer-term prospects, especially for the small-cap sector. Chief among them is that small-caps remain relatively cheap compared with the large-cap stocks. Beyond that, small-caps historically have been the first to respond during a period of economic recovery, which we expect during the second half of 2001. Finally, we see the improving performance of stocks in a broadening range of industries as a precursor of an overall healthier market that may be less prone to the speculation-driven swings of recent years.

Jake Hurwitz

Kent A. Kelley

The 10 Largest Holdings
AXP VP - Small Cap Advantage Fund

                                       Percent                     Value
                                   (of net assets)         (as of Feb. 28, 2001)
Cullen/Frost Bankers                     .72%                   $276,552
Health Net                               .67                     259,245
UTI Energy                               .66                     255,174
Laboratory Corp America Holdings         .66                     253,589
AmeriCredit                              .65                     249,513
Precision Castparts                      .63                     242,865
Varian Medical Systems                   .63                     242,625
Shaw Group                               .61                     236,457
Pactiv                                   .60                     232,685
Horton (DR)                              .60                     230,850


For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here make up 6.43% of net assets

---------------------------------------------------------------------
-18- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

(picture of) Louis Giglio
Louis Giglio
Portfolio manager

From the Portfolio Manager

AXP VP - Strategy Aggressive Fund

The past six months proved to be an extremely trying time for growth-stock investors, as a stunning sell-off in technology stocks took a heavy toll on the Fund's performance. For the first half of the fiscal year -- September 2000 through February 2001 -- the Fund lost 43.69%. (This figure does not reflect expenses that apply to the subaccounts or the contracts.)

Already somewhat on edge when the period began, investors were quickly greeted with data indicating that the economy appeared to be slowing down. That view was reinforced by reports of weakening corporate profits, as well as forecasts that more of the same lay ahead. Given that many technology stocks remained "priced for perfection" and therefore were highly vulnerable to any negative news, they experienced the most intense selling pressure. The situation snowballed as the weeks passed, and it wasn't until late December that the downturn finally leveled off.

The new year got off to a terrific start, though, as the Federal Reserve delighted investors with an out-of-the-blue reduction of short-term interest rates in early January. Led by technology stocks, the market rallied strongly and appeared to be on its way to making up substantial lost ground. But February brought more bad news on the economic and profit fronts, which sent stocks back into another downward spiral.

The Fund's performance took a similar path over the six months, with technology stocks, which comprised about half the investments at the peak, acting as the driving force. Most of the tech holdings were concentrated in the fiber optics, software, semiconductor and telecommunications equipment segments. I sold some stocks in an effort to cushion the downturn, but the overall effect was minimal.

Looking at the rest of the portfolio, the best performance came from energy (oil and natural gas) and retailing stocks. Among other substantial areas of investment, financial services stocks were positive overall, while health care stocks provided mixed results.

As for what the future may hold, I think the fact that the Federal Reserve has begun to cut interest rates will start to have a positive effect on the stock market and growth stocks in particular before year-end. But no matter what transpires in the months ahead, I don't expect it to alter what I believe will prove to be a rewarding environment for long-term investors.

Louis Giglio

The 10 Largest Holdings
AXP VP - Strategy Aggressive Fund

                                      Percent                     Value
                                  (of net assets)         (as of Feb. 28, 2001)
Calpine                                2.46%                 $57,347,610
CIENA                                  2.16                   50,410,781
Invitrogen                             2.08                   48,549,549
Juniper Networks                       1.98                   46,162,187
Mercury Interactive                    1.88                   43,924,080
Teva Pharmaceutical Inds ADR           1.77                   41,265,375
King Pharmaceuticals                   1.74                   40,543,470
Shaw Group                             1.60                   37,239,462
Bed Bath & Beyond                      1.53                   35,607,750
Univision Communications Cl A          1.52                   35,475,000


For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here make up 18.72% of net assets

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -19-



Financial Statements

Statements of assets and liabilities
American Express Variable Portfolio Funds

                                                                                AXP VP -                              AXP VP -
                                                                               Blue Chip           AXP VP -           Capital
                                                                               Advantage             Bond            Resource
Feb. 28, 2001 (Unaudited)                                                        Fund                Fund              Fund
Assets
Investments in securities, at value (Note 1):
     Investments in securities of unaffiliated issuers
         (identified cost $97,075,814, $1,494,269,074 and $3,532,852,743)    $   93,591,005      $1,458,418,851    $4,161,253,372
     Investments in securities of affiliated issuers for AXP VP - Bond Fund
         (identified cost $7,812,117)                                                    --             125,970                --
                                                                                       ----             -------              ----
Total investments in securities
     (identified cost $97,075,814, $1,502,081,191 and $3,532,852,743)            93,591,005       1,458,544,821     4,161,253,372
Cash in bank on demand deposit                                                       92,234             134,939            90,249
Receivable for investment securities sold                                        13,374,515          30,806,791                --
Dividends and accrued interest receivable                                            76,799          22,837,618         2,752,622
                                                                                     ------          ----------         ---------
Total assets                                                                    107,134,553       1,512,324,169     4,164,096,243
                                                                                -----------       -------------     -------------


Liabilities
Dividends payable to shareholders (Note 1)                                          271,761           8,427,040                --
Payable for investment securities purchased                                      28,143,455          16,799,604         9,339,110
Accrued investment management services fee                                           35,504             685,902         2,063,123
Accrued distribution fee                                                              7,925             141,680           426,086
Accrued administrative services fee                                                   2,536              54,840           142,318
Other accrued expenses                                                               25,018              77,969           123,062
                                                                                     ------              ------           -------
Total liabilities                                                                28,486,199          26,187,035        12,093,699
                                                                                 ----------          ----------        ----------
Net assets applicable to outstanding capital stock                           $   78,648,354      $1,486,137,134    $4,152,002,544
                                                                             ==============      ==============    ==============


Represented by
Capital stock -- $.01 par value (Note 1)                                     $       86,435      $    1,411,939    $    1,688,371
Additional paid-in capital                                                       92,052,717       1,637,211,497     3,530,439,920
Undistributed net investment income                                                       1           4,391,429            64,920
Accumulated net realized gain (loss) (Note 9)                                    (9,935,440)       (113,341,360)       (8,591,296)
Unrealized appreciation (depreciation) on investments and
     on translation of assets and liabilities in foreign currencies (Note 7)     (3,555,359)        (43,536,371)      628,400,629
                                                                                 ----------         -----------       -----------
Total -- representing net assets applicable to outstanding capital stock     $   78,648,354      $1,486,137,134    $4,152,002,544
                                                                             ==============      ==============    ==============
Shares outstanding                                                                8,643,496         141,193,884       168,837,119
                                                                                  ---------         -----------       -----------
Net asset value per share of outstanding capital stock                       $         9.10      $        10.53    $        24.59
                                                                             --------------      --------------    --------------


See accompanying notes to financial statements.

---------------------------------------------------------------------
-20- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


Statements of assets and liabilities (continued)
American Express Variable Portfolio Funds

                                                                               AXP VP -          AXP VP -          AXP VP -
                                                                                 Cash           Diversified        Emerging
                                                                              Management       Equity Income        Markets
Feb. 28, 2001 (Unaudited)                                                        Fund              Fund              Fund
Assets
Investments in securities, at value (Note 1):
     (identified cost $878,537,106, $31,550,697 and $5,596,813)              $878,537,106       $32,519,276       $ 5,299,913
Cash in bank on demand deposit                                                    198,581           201,135           173,012
Receivable for investment securities sold                                              --           202,653           118,248
Dividends and accrued interest receivable                                         586,133            63,001            11,209
Expense receivable from AEFA                                                           --            14,414            19,093
Unrealized appreciation on foreign currency contracts held,
     at value (Notes 1 and 4)                                                          --                --                 8
                                                                                    -----             -----             -----
Total assets                                                                  879,321,820        33,000,479         5,621,483
                                                                              -----------        ----------         ---------


Liabilities
Dividends payable to shareholders (Note 1)                                      3,343,506            91,821                --
Payable for investment securities purchased                                            --           827,095           132,351
Accrued investment management services fee                                        333,129            13,506             5,088
Accrued distribution fee                                                           81,649             3,015               544
Accrued administrative services fee                                                19,596               965               435
Other accrued expenses                                                             38,748            15,011            15,489
Total liabilities                                                               3,816,628           951,413           153,907
                                                                                ---------           -------           -------
Net assets applicable to outstanding capital stock                           $875,505,192       $32,049,066       $ 5,467,576
                                                                             ============       ===========       ===========


Represented by
Capital stock -- $.01 par value (Note 1)                                     $  8,757,971       $    31,637       $     7,198
Additional paid-in capital                                                    866,718,236        31,147,960         6,895,971
Undistributed (excess of distributions over) net investment income                 38,369                 2            (3,189)
Accumulated net realized gain (loss) (Note 9)                                      (9,384)          (99,112)       (1,135,355)
Unrealized appreciation (depreciation) on investments and
     on translation of assets and liabilities in foreign currencies (Note 4)           --           968,579          (297,049)
                                                                                     ----           -------          --------
Total -- representing net assets applicable to outstanding capital stock     $875,505,192       $32,049,066       $ 5,467,576
                                                                             ============       ===========       ===========
Shares outstanding                                                            875,797,111         3,163,702           719,798
                                                                              -----------         ---------           -------
Net asset value per share of outstanding capital stock                       $       1.00       $     10.13       $      7.60
                                                                             ------------       -----------       -----------


See accompanying notes to financial statements.

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -21-


Statements of assets and liabilities (continued)
American Express Variable Portfolio Funds

                                                                               AXP VP -         AXP VP -          AXP VP -
                                                                                 Extra           Federal           Global
                                                                                Income           Income             Bond
Feb. 28, 2001 (Unaudited)                                                        Fund             Fund              Fund
Assets
Investments in securities, at value (Note 1):
     (identified cost $685,104,551, $61,024,320 and $188,997,192)            $ 589,668,798      $62,327,186     $181,773,639
Cash in bank on demand deposit                                                     120,691          128,020          682,857
Receivable for investment securities sold                                        3,719,953               --               --
Dividends and accrued interest receivable                                       16,312,434          389,937        3,912,811
Expense receivable from AEFA                                                            --            6,485               --
Unrealized appreciation on foreign currency contracts held,
     at value (Notes 1 and 4)                                                           --               --           19,920
                                                                                      ----             ----           ------
Total assets                                                                   609,821,876       62,851,628      186,389,227
                                                                               -----------       ----------      -----------


Liabilities
Dividends payable to shareholders (Note 1)                                       5,233,074          212,944          344,730
Payable for investment securities purchased                                      6,717,000        5,081,812               --
Accrued investment management services fee                                         283,790           25,530          119,014
Accrued distribution fee                                                            57,216            5,232           17,710
Accrued administrative services fee                                                 22,886            2,093            8,501
Other accrued expenses                                                              30,335           13,628           21,244
                                                                                    ------           ------           ------
Total liabilities                                                               12,344,301        5,341,239          511,199
                                                                                ----------        ---------          -------
Net assets applicable to outstanding capital stock                            $597,477,575      $57,510,389     $185,878,028
                                                                              ============      ===========     ============


Represented by
Capital stock -- $.01 par value (Note 1)                                     $     813,118      $    56,017     $    190,976
Additional paid-in capital                                                     794,522,095       55,988,831      198,029,370
Undistributed net investment income                                              1,171,899           15,125        2,164,236
Accumulated net realized gain (loss) (Note 9)                                 (103,593,784)         147,550       (7,313,980)
Unrealized appreciation (depreciation) on investments and
     on translation of assets and liabilities in foreign currencies (Note 4)   (95,435,753)       1,302,866       (7,192,574)
                                                                               -----------        ---------       ----------
Total -- representing net assets applicable to outstanding capital stock     $ 597,477,575      $57,510,389     $185,878,028
                                                                             =============      ===========     ============
Shares outstanding                                                              81,311,771        5,601,655       19,097,644
                                                                                ----------        ---------       ----------
Net asset value per share of outstanding capital stock                       $        7.35      $     10.27     $       9.73
                                                                             -------------      -----------     ------------


See accompanying notes to financial statements.

---------------------------------------------------------------------
-22- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


Statements of assets and liabilities (continued)
American Express Variable Portfolio Funds

                                                                                AXP VP -          AXP VP -           AXP VP -
                                                                                 Growth         International         Managed
Feb. 28, 2001 (Unaudited)                                                         Fund              Fund               Fund
Assets
Investments in securities, at value (Note 1):
     (identified cost $254,895,034, $1,814,951,142 and $3,748,429,190)      $  193,469,564    $1,684,658,094     $4,327,495,302
Cash in bank on demand deposit (including foreign currency holdings
     of $11,892,733 for AXP VP - International Fund)                                53,583        11,986,253            180,193
Receivable for investment securities sold                                               --         3,859,311         20,428,947
Dividends and accrued interest receivable                                           96,567         3,228,073         22,686,606
Expense receivable from AEFA                                                        30,711                --                 --
Unrealized appreciation on foreign currency contracts held,
     at value (Notes 1 and 4)                                                           --                --              9,813
                                                                                     -----             -----              -----
Total assets                                                                   193,650,425     1,703,731,731      4,370,800,861
                                                                               -----------     -------------      -------------


Liabilities
Dividends payable to shareholders (Note 1)                                              --         5,551,078         24,671,254
Payable for investment securities purchased                                      2,242,409         9,296,305         40,289,830
Accrued investment management services fee                                         102,833         1,161,481          2,054,481
Accrued distribution fee                                                            20,403           174,802            434,142
Accrued administrative services fee                                                  8,161            65,526             94,394
Payable upon return of securities loaned (Note 5)                                       --         7,942,400         52,806,300
Other accrued expenses                                                              23,070           298,586            136,376
Option contracts written at value (premium received,
     $836,472 for AXP VP - Managed Fund) (Note 8)                                       --                --            150,000
                                                                                      ----              ----            -------
Total liabilities                                                                2,396,876        24,490,178        120,636,777
                                                                                 ---------        ----------        -----------
Net assets applicable to outstanding capital stock                          $  191,253,549    $1,679,241,553     $4,250,164,084
                                                                            ==============    ==============     ==============


Represented by
Capital stock -- $.01 par value ($.001 for AXP VP - Managed Fund) (Note 1)  $      237,195    $    1,693,160     $      257,055
Additional paid-in capital                                                     273,205,204     2,014,172,984      3,462,751,552
Undistributed (excess of distributions over) net investment income                (154,373)       (5,800,875)         1,901,569
Accumulated net realized gain (loss) (Note 9)                                  (20,609,007)     (200,396,814)       205,513,855
Unrealized appreciation (depreciation) on investments and
     on translation of assets and liabilities in foreign currencies (Note 4)   (61,425,470)     (130,426,902)       579,740,053
                                                                               -----------      ------------        -----------
Total -- representing net assets applicable to outstanding capital stock    $  191,253,549    $1,679,241,553     $4,250,164,084
                                                                            ==============    ==============     ==============
Shares outstanding                                                              23,719,473       169,315,967        257,055,325
                                                                                ----------       -----------        -----------
Net asset value per share of outstanding capital stock                      $         8.06    $         9.92     $        16.53
                                                                            --------------    --------------     --------------


See accompanying notes to financial statements.

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -23-


Statements of assets and liabilities (continued)
American Express Variable Portfolio Funds

                                                                         AXP VP -                AXP VP -           AXP VP -
                                                                            New                   S&P 500           Small Cap
                                                                        Dimensions                 Index            Advantage
Feb. 28, 2001 (Unaudited)                                                  Fund                    Fund               Fund
Assets
Investments in securities, at value (Note 1):
     (identified cost $3,680,885,287, $42,822,344 and $39,822,892)       $4,354,583,685        $37,845,639        $39,118,148
Cash in bank on demand deposit                                                  357,497            406,812            457,856
Receivable for investment securities sold                                     5,151,864             18,535            509,930
Dividends and accrued interest receivable                                     4,294,912             46,512             17,252
Expense receivable from AEFA                                                         --             88,150             10,796
                                                                                   ----             ------             ------
Total assets                                                              4,364,387,958         38,405,648         40,113,982
                                                                          -------------         ----------         ----------


Liabilities
Dividends payable to shareholders (Note 1)                                      894,104             47,779                 --
Payable for investment securities purchased                                  13,844,802            458,163          1,435,072
Accrued investment management and services fee                                2,171,899              8,551             24,337
Accrued distribution fee                                                        449,329              3,686              3,851
Accrued administrative services fee                                             148,826              2,359              1,849
Other accrued expenses                                                          125,151             16,133             10,604
Option contracts written at value (premium received,
     $281,178 for AXP VP - New Dimensions Fund) (Note 8)                        375,647                 --                 --
                                                                                -------               ----               ----
Total liabilities                                                            18,009,758            536,671          1,475,713
                                                                             ----------            -------          ---------
Net assets applicable to outstanding capital stock                       $4,346,378,200        $37,868,977        $38,638,269
                                                                         ==============        ===========        ===========


Represented by
Capital stock -- $.01 par value                                          $    2,500,271        $    44,838        $    37,290
Additional paid-in capital                                                3,834,300,988         43,211,625         41,932,247
Undistributed (excess of distributions over) net investment income              182,313                 --            (13,643)
Accumulated net realized gain (loss) (Note 9)                              (164,209,301)          (410,781)        (2,612,881)
Unrealized appreciation (depreciation) on investments and
     on translation of assets and liabilities in foreign currencies         673,603,929         (4,976,705)          (704,744)
                                                                            -----------         ----------           --------
Total -- representing net assets applicable to outstanding capital stock $4,346,378,200        $37,868,977        $38,638,269
                                                                         ==============        ===========        ===========
Shares outstanding                                                          250,027,087          4,483,815          3,729,012
                                                                            -----------          ---------          ---------
Net asset value per share of outstanding capital stock                   $        17.38        $      8.45        $     10.36
                                                                         --------------        -----------        -----------

See accompanying notes to financial statements.

---------------------------------------------------------------------
-24- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


Statements of assets and liabilities (continued)
American Express Variable Portfolio Funds

                                                                                   AXP VP -
                                                                                   Strategy
                                                                                  Aggressive
Feb. 28, 2001 (Unaudited)                                                            Fund
Assets
Investments in securities, at value (Note 1):
     (identified cost $2,546,531,709)                                            $2,339,530,388
Cash in bank on demand deposit                                                       18,124,729
Receivable for investment securities sold                                            49,355,601
Dividends and accrued interest receivable                                               986,238
                                                                                        -------
Total assets                                                                      2,407,996,956
                                                                                  -------------

Liabilities
Dividends payable to shareholders (Note 1)                                               78,943
Payable for investment securities purchased                                          17,650,833
Accrued investment management and services fee                                        1,224,675
Accrued distribution fee                                                                254,977
Accrued administrative services fee                                                      88,654
Payable upon return of securities loaned (Note 5)                                    53,332,500
Other accrued expenses                                                                  128,832
Option contracts written at value (premium received,
     $1,743,412 for AXP VP - Strategy Aggressive Fund) (Note 8)                       1,993,437
                                                                                      ---------
Total liabilities                                                                    74,752,851
                                                                                     ----------
Net assets applicable to outstanding capital stock                               $2,333,244,105
                                                                                 ==============

Represented by
Capital stock -- $.01 par value                                                  $    2,313,860
Additional paid-in capital                                                        2,908,892,106
Undistributed net investment income                                                     171,099
Accumulated net realized gain (loss)                                               (370,881,614)
Unrealized appreciation (depreciation) on investments and
     on translation of assets and liabilities in foreign currencies                (207,251,346)
                                                                                   ------------
Total -- representing net assets applicable to outstanding capital stock         $2,333,244,105
                                                                                 ==============
Shares outstanding                                                                  231,385,983
                                                                                    -----------
Net asset value per share of outstanding capital stock                           $        10.08
                                                                                 --------------


See accompanying notes to financial statements.

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -25-


Statements of operations
American Express Variable Portfolio Funds

                                                                          AXP VP -                               AXP VP -
                                                                          Blue Chip           AXP VP -            Capital
                                                                          Advantage             Bond             Resource
Six months ended Feb. 28, 2001 (Unaudited)                                  Fund                Fund               Fund
Investment income
Income:
Dividends                                                                $    310,918         $   978,858    $    14,917,551
Interest                                                                      442,184          56,024,340          4,004,390
     Less foreign taxes withheld                                                 (222)                 --                 --
                                                                                 ----                ----               ----
Total income                                                                  752,880          57,003,198         18,921,941
                                                                              -------          ----------         ----------
Expenses (Note 2):
Investment management services fee                                            208,078           4,350,029         14,575,264
Distribution fee                                                               47,591             898,273          3,019,182
Administrative services fees and expenses                                      14,097             379,267          1,023,881
Custodian fees                                                                 20,890              50,850            169,425
Compensation of board members                                                   3,425               5,300             11,375
Printing and postage                                                            8,755               7,920             39,800
Audit fees                                                                      6,500              11,875             11,500
Other                                                                           1,800              88,405              6,595
                                                                                -----              ------              -----
Total expenses                                                                311,136           5,791,919         18,857,022
     Earnings credits on cash balances (Note 2)                                  (925)                 --                 --
                                                                                 ----                ----               ----
Total net expenses                                                            310,211           5,791,919         18,857,022
                                                                              -------           ---------         ----------
Investment income (loss)-- net                                                442,669          51,211,279             64,919
                                                                              -------          ----------             ------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
     Security transactions (Note 3)                                        (6,241,679)            796,934         (5,070,207)
     Futures contracts                                                     (2,468,746)           (316,391)                --
                                                                           ----------            --------               ----
Net realized gain (loss) on investments                                    (8,710,425)            480,543         (5,070,207)
Net change in unrealized appreciation (depreciation) on investments and
     on translation of assets and liabilities in foreign currencies        (9,964,687)         29,510,746     (1,452,702,640)
                                                                           ----------          ----------     --------------
Net gain (loss) on investments and foreign currencies                     (18,675,112)         29,991,289     (1,457,772,847)
                                                                          -----------          ----------     --------------
Net increase (decrease) in net assets resulting from operations          $(18,232,443)        $81,202,568    $(1,457,707,928)
                                                                         ============         ===========    ===============


See accompanying notes to financial statements.

---------------------------------------------------------------------
-26- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


Statements of operations (continued)
American Express Variable Portfolio Funds

                                                                          AXP VP -           AXP VP -            AXP VP -
                                                                            Cash            Diversified          Emerging
                                                                         Management        Equity Income          Markets
Six months ended Feb. 28, 2001 (Unaudited)                                  Fund               Fund                Fund
Investment income
Income:
Dividends                                                                $        --           $228,624         $    24,469
Interest                                                                  25,966,752             32,928              20,610
     Less foreign taxes withheld                                                  --                (65)             (2,862)
                                                                                ----                ---              ------
Total income                                                              25,966,752            261,487              42,217
                                                                          ----------            -------              ------
Expenses (Note 2):
Investment management services fee                                         2,042,672             69,730              30,540
Distribution fee                                                             500,655             16,317               3,272
Administrative services fees and expenses                                    124,420              4,651               2,617
Custodian fees                                                                36,759             74,626              29,371
Compensation of board members                                                  4,175              2,875                  --
Printing and postage                                                          22,271              4,538              15,390
Audit fees                                                                     8,875              6,500               6,750
Other                                                                            549              5,537               1,705
                                                                                 ---              -----               -----
Total expenses                                                             2,740,376            184,774              89,645
     Less expenses reimbursed by AEFC (Note 2)                                    --            (65,829)            (44,239)
                                                                                ----            -------             -------
                                                                           2,740,376            118,945              45,406
     Earnings credits on cash balances (Note 2)                                   --             (1,580)                --
                                                                                ----              ------               ----
Total net expenses                                                         2,740,376            117,365              45,406
                                                                           ---------            -------              ------
Investment income (loss)-- net                                            23,226,376            144,122              (3,189)
                                                                          ----------            -------              ------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
     Security transactions (Note 3)                                              125            190,916          (1,054,335)
     Foreign currency transactions                                                --                 (2)            (33,513)
                                                                                ----                 --             -------
Net realized gain (loss) on investments                                          125            190,914          (1,087,848)
Net change in unrealized appreciation (depreciation) on investments and
     on translation of assets and liabilities in foreign currencies               --             72,376            (144,708)
                                                                                ----             ------            --------
Net gain (loss) on investments and foreign currencies                            125            263,290          (1,232,556)
                                                                                 ---            -------          ----------
Net increase (decrease) in net assets resulting from operations          $23,226,501           $407,412         $(1,235,745)
                                                                         ===========           ========         ===========


See accompanying notes to financial statements.

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -27-


Statements of operations (continued)
American Express Variable Portfolio Funds

                                                                            AXP VP -           AXP VP -           AXP VP -
                                                                              Extra             Federal            Global
                                                                             Income             Income              Bond
Six months ended Feb. 28, 2001 (Unaudited)                                    Fund               Fund               Fund
Investment income
Income:
Dividends                                                                $  2,720,461         $       --        $        --
Interest                                                                   32,279,316          1,412,572          5,102,119
                                                                           ----------          ---------          ---------
Total income                                                               34,999,777          1,412,572          5,102,119
                                                                           ----------          ---------          ---------
Expenses (Note 2):
Investment management services fee                                          1,772,017            133,695            744,779
Distribution fee                                                              357,261             27,397            110,830
Administrative services fees and expenses                                     143,082             10,110             54,140
Custodian fees                                                                 20,607             12,567             19,462
Compensation of board members                                                   3,800              3,425              3,425
Printing and postage                                                           23,331              8,000              4,920
Audit fees                                                                      9,500              6,750              8,500
Other                                                                          36,289              2,325                769
                                                                               ------              -----                ---
Total expenses                                                              2,365,887            204,269            946,825
     Less expenses reimbursed by AEFC (Note 2)                                     --            (16,418)                --
                                                                                -----            -------              -----
                                                                            2,365,887            187,851            946,825
     Earnings credits on cash balances (Note 2)                                    --             (1,424)                --
                                                                                 ----             ------               ----
Total net expenses                                                          2,365,887            186,427            946,825
                                                                            ---------            -------            -------
Investment income (loss)-- net                                             32,633,890          1,226,145          4,155,294
                                                                           ----------          ---------          ---------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
     Security transactions (Note 3)                                       (38,852,342)           252,980         (1,473,377)
     Foreign currency transactions                                                 --                 --             82,116
     Futures contracts                                                             --            (24,301)                --
                                                                                 ----            -------               ----
Net realized gain (loss) on investments                                   (38,852,342)           228,679         (1,391,261)
Net change in unrealized appreciation (depreciation) on investments and
     on translation of assets and liabilities in foreign currencies         5,525,089          1,152,392          6,565,467
                                                                            ---------          ---------          ---------
Net gain (loss) on investments and foreign currencies                     (33,327,253)         1,381,071          5,174,206
                                                                          -----------          ---------          ---------
Net increase (decrease) in net assets resulting from operations          $   (693,363)        $2,607,216        $ 9,329,500
                                                                         ============         ==========        ===========


See accompanying notes to financial statements.

---------------------------------------------------------------------
-28- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


Statements of operations (continued)
American Express Variable Portfolio Funds

                                                                             AXP VP -              AXP VP -            AXP VP -
                                                                              Growth             International          Managed
Six months ended Feb. 28, 2001 (Unaudited)                                     Fund                  Fund                Fund
Investment income
Income:
Dividends                                                                  $     392,719         $   7,791,423       $  10,960,577
Interest                                                                         388,071             3,334,134          60,850,332
     Less foreign taxes withheld                                                      --              (947,845)               (912)
                                                                                    ----              --------                ----
Total income                                                                     780,790            10,177,712          71,809,997
                                                                                 -------            ----------          ----------
Expenses (Note 2):
Investment management services fee                                               646,071             8,369,453          13,881,916
Distribution fee                                                                 125,950             1,263,968           2,938,442
Administrative services fees and expenses                                         49,849               476,800             666,928
Custodian fees                                                                   110,894               271,500             168,670
Compensation of board members                                                      3,425                 6,475              10,775
Printing and postage                                                              16,900                44,055             136,753
Audit fees                                                                         6,750                10,375              10,750
Other                                                                              6,450                 3,003              31,871
                                                                                   -----                 -----              ------
Total expenses                                                                   966,289            10,445,629          17,846,105
     Less expenses reimbursed by AEFC (Note 2)                                   (30,712)                   --                  --
                                                                                 -------                  ----                ----
                                                                                 935,577            10,445,629          17,846,105
     Earnings credits on cash balances (Note 2)                                     (414)                   --              (1,155)
                                                                                    ----                  ----              ------
Total net expenses                                                               935,163            10,445,629          17,844,950
                                                                                 -------            ----------          ----------
Investment income (loss)-- net                                                  (154,373)             (267,917)         53,965,047
                                                                                --------              --------          ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
     Security transactions (Note 3)                                          (18,541,650)         (205,778,117)        203,589,323
     Foreign currency transactions                                                    --             5,915,897               4,377
     Futures contracts                                                                --              (534,594)                 --
     Option contracts written (Note 8)                                                --                    --           7,137,391
                                                                                    ----                  ----           ---------
Net realized gain (loss) on investments                                      (18,541,650)         (200,396,814)        210,731,091
Net change in unrealized appreciation (depreciation) on investments and
     on translation of assets and liabilities in foreign currencies          (84,417,089)         (402,030,606)       (981,699,611)
                                                                             -----------          ------------        ------------
Net gain (loss) on investments and foreign currencies                       (102,958,739)         (602,427,420)       (770,968,520)
                                                                            ------------          ------------        ------------
Net increase (decrease) in net assets resulting from operations            $(103,113,112)        $(602,695,337)      $(717,003,473)
                                                                           =============         =============       =============

See accompanying notes to financial statements.

---------------------------------------------------------------------
-29- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


Statements of operations (continued)
American Express Variable Portfolio Funds

                                                                                AXP VP -            AXP VP -            AXP VP -
                                                                                   New               S&P 500            Small Cap
                                                                               Dimensions             Index             Advantage
Six months ended Feb. 28, 2001 (Unaudited)                                        Fund                Fund                Fund
Investment income
Income:
Dividends                                                                    $   16,460,053         $   178,159         $   131,648
Interest                                                                          4,383,486               8,728              66,363
     Less foreign taxes withheld                                                     (3,396)               (193)                 --
                                                                                     ------                ----                ----
Total income                                                                     20,840,143             186,694             198,011
                                                                                 ----------             -------             -------
Expenses (Note 2):
Investment management services fee                                               14,732,602              42,739             129,307
Distribution fee                                                                  3,052,801              18,422              21,621
Administrative services fees and expenses                                         1,036,504              12,052               9,393
Custodian fees                                                                      136,800             138,167              66,086
Compensation of board members                                                        10,875               1,050               2,875
Printing and postage                                                                220,458               8,928                 700
Audit fees                                                                           11,375               6,500               6,500
Other                                                                                 2,518               3,830               5,032
                                                                                      -----               -----               -----
Total expenses                                                                   19,203,933             231,688             241,514
     Less expenses reimbursed by AEFC (Note 2)                                           --            (153,948)            (30,476)
                                                                                       ----            --------             -------
                                                                                 19,203,933              77,740             211,038
     Earnings credits on cash balances (Note 2)                                         (91)             (2,526)             (2,104)
                                                                                        ---              ------              ------
Total net expenses                                                               19,203,842              75,214             208,934
                                                                                 ----------              ------             -------
Investment income (loss)-- net                                                    1,636,301             111,480             (10,923)
                                                                                  ---------             -------             -------
Realized and unrealized gain (loss)-- net
Net realized gain (loss) on:
     Security transactions (Note 3)                                            (157,377,337)           (407,303)         (2,465,860)
     Futures contracts                                                                   --                  --              38,136
     Option contracts written (Note 8)                                              201,671                  --                  --
                                                                                    -------                ----                ----
Net realized gain (loss) on investments                                        (157,175,666)           (407,303)         (2,427,724)
Net change in unrealized appreciation (depreciation) on investments and
     on translation of assets and liabilities in foreign currencies          (1,261,460,580)         (5,682,893)         (3,070,570)
                                                                             --------------          ----------          ----------
Net gain (loss) on investments and foreign currencies                        (1,418,636,246)         (6,090,196)         (5,498,294)
                                                                             --------------          ----------          ----------
Net increase (decrease) in net assets resulting from operations             $(1,416,999,945)        $(5,978,716)        $(5,509,217)
                                                                            ===============         ===========         ===========


See accompanying notes to financial statements.

---------------------------------------------------------------------
-30- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


Statements of operations (continued)

American Express Variable Portfolio Funds

                                                                               AXP VP -
                                                                               Strategy
                                                                              Aggressive
Six months ended Feb. 28, 2001 (Unaudited)                                       Fund
Investment income
Income:
Dividends                                                                $     2,430,567
Interest                                                                       9,163,778
     Less foreign taxes withheld                                                  (6,405)
                                                                                  ------
Total income                                                                  11,587,940
                                                                              ----------
Expenses (Note 2):
Investment management services fee                                             9,477,727
Distribution fee                                                               1,993,270
Administrative services fees and expenses                                        680,211
Custodian fees                                                                   173,347
Compensation of board members                                                      8,250
Printing and postage                                                             118,645
Audit fees                                                                         8,625
Other                                                                                640
                                                                                     ---
Total expenses                                                                12,460,715
                                                                              ----------
Investment income (loss)-- net                                                  (872,775)
                                                                                --------
Realized and unrealized gain (loss)-- net
Net realized gain (loss) on:
     Security transactions (Note 3)                                         (338,041,101)
     Foreign currency transactions                                               (13,233)
     Futures contracts                                                       (22,806,551)
     Option contracts written (Note 8)                                        10,239,160
                                                                              ----------
Net realized gain (loss) on investments                                     (350,621,725)
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies   (1,473,786,610)
                                                                          --------------
Net gain (loss) on investments and foreign currencies                     (1,824,408,335)
                                                                          --------------
Net increase (decrease) in net assets resulting from operations          $(1,825,281,110)
                                                                         ===============


See accompanying notes to financial statements.

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -31-


Statements of changes in net assets
American Express Variable Portfolio Funds

                                                                   AXP VP - Blue Chip Advantage Fund          AXP VP - Bond Fund
                                                                       Feb. 28, 2001  Aug. 31, 2000     Feb. 28, 2001  Aug. 31, 2000
                                                                     Six months ended  Period ended*  Six months ended  Year ended
                                                                        (Unaudited)                       (Unaudited)
Operations and distributions
Investment income (loss)-- net                                          $    442,669   $   107,087   $   51,211,279  $  116,882,534
Net realized gain (loss) on investments                                   (8,710,425)   (1,224,900)         480,543     (53,848,680)
Net change in unrealized appreciation (depreciation) on investments and
     on translation of assets and liabilities in foreign currencies       (9,964,687)    6,455,361       29,510,746       9,693,956
                                                                          ----------     ---------       ----------       ---------
Net increase (decrease) in net assets resulting from operations          (18,232,443)    5,337,548       81,202,568      72,727,810
                                                                         -----------     ---------       ----------      ----------
Distributions to shareholders from:
     Net investment income                                                  (443,254)     (108,611)     (48,293,514)   (115,516,198)
                                                                            --------      --------      -----------    ------------

Capital share transactions (Note 6)
Proceeds from sales                                                       27,547,073    67,771,142       62,658,328     114,752,390
Reinvestment of distributions at net asset value                             233,035        47,070       48,476,307     106,906,365
Payments for redemptions                                                  (1,768,504)   (3,690,078)    (125,502,793)   (461,561,788)
                                                                          ----------    ----------     ------------    ------------
Increase (decrease) in net assets from capital share transactions         26,011,604    64,128,134      (14,368,158)   (239,903,033)
                                                                          ----------    ----------      -----------    ------------
Total increase (decrease) in net assets                                    7,335,907    69,357,071       18,540,896    (282,691,421)
Net assets at beginning of period                                         71,312,447     1,955,376**  1,467,596,238   1,750,287,659
                                                                          ----------     ---------    -------------   -------------
Net assets at end of period                                             $ 78,648,354   $71,312,447   $1,486,137,134  $1,467,596,238
                                                                        ============   ===========   ==============  ==============
Undistributed net investment income                                     $          1   $       586   $    4,391,429  $    1,473,664
                                                                        ------------   -----------   --------------  --------------


* For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
** Initial  capital of $2,000,000  was  contributed  on Sept. 10, 1999. The
   Fund had a decrease in net assets resulting from operations of $44,624 during the period from Sept. 10, 1999 to Sept. 15, 1999 (date the Fund became available).

See accompanying notes to financial statements.

---------------------------------------------------------------------
-32- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


Statements of changes in net assets (continued)
American Express Variable Portfolio Funds

                                                                     AXP VP - Capital Resource Fund   AXP VP - Cash Management Fund
                                                                     Feb. 28, 2001   Aug. 31, 2000    Feb. 28, 2001   Aug. 31, 2000
                                                                   Six months ended   Year ended    Six months ended    Year ended
                                                                      (Unaudited)                      (Unaudited)
Operations and distributions
Investment income (loss)-- net                                     $        64,919  $   (1,332,633)  $  23,226,376   $   40,976,186
Net realized gain (loss) on investments                                 (5,070,207)    521,433,080             125             (298)
Net change in unrealized appreciation (depreciation)
     on investments and on translation of assets and liabilities
     in foreign currencies                                          (1,452,702,640)    506,731,364              --               --
                                                                    --------------     -----------            ----             ----
Net increase (decrease) in net assets resulting from operations     (1,457,707,928)  1,026,831,811      23,226,501       40,975,888
                                                                    --------------   -------------      ----------       ----------
Distributions to shareholders from:
     Net investment income                                                      --              --     (23,149,717)     (41,014,556)
     Net realized gain                                                (521,763,669)   (573,191,093)             --               --
                                                                      ------------    ------------            ----             ----
Total distributions                                                   (521,763,669)   (573,191,093)    (23,149,717)     (41,014,556)

Capital share transactions (Note 6)
Proceeds from sales                                                     57,157,101     161,522,332     542,640,972    1,024,273,156
Reinvestment of distributions at net asset value                       521,763,669     573,191,093      23,726,596       37,095,171
Payments for redemptions                                              (367,287,460)   (889,079,855)   (473,427,744)    (968,460,693)
                                                                      ------------    ------------    ------------     ------------
Increase (decrease) in net assets from capital share transactions      211,633,310    (154,366,430)     92,939,824       92,907,634
                                                                       -----------    ------------      ----------       ----------
Total increase (decrease) in net assets                             (1,767,838,287)    299,274,288      93,016,608       92,868,966
Net assets at beginning of period                                    5,919,840,831   5,620,566,543     782,488,584      689,619,618
                                                                     -------------   -------------     -----------      -----------
Net assets at end of period                                        $ 4,152,002,544  $5,919,840,831   $ 875,505,192   $  782,488,584
                                                                   ===============  ==============   =============   ==============
Undistributed (excess of distributions over) net investment income $        64,920  $            1   $      38,369   $      (38,290)
                                                                   ---------------  --------------   -------------   --------------


See accompanying notes to financial statements.

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -33-


Statements of changes in net assets (continued)
American Express Variable Portfolio Funds

                                                                         AXP VP - Diversified
                                                                          Equity Income Fund         AXP VP - Emerging Markets Fund
                                                                     Feb. 28, 2001  Aug. 31, 2000     Feb. 28, 2001   Aug. 31, 2000
                                                                   Six months ended Period ended*   Six months ended  Period ended**
                                                                      (Unaudited)                      (Unaudited)
Operations and distributions
Investment income (loss)-- net                                        $    144,122  $    160,652     $    (3,189)    $    (6,567)
Net realized gain (loss) on investments                                    190,914      (289,560)     (1,087,848)        (47,116)
Net change in unrealized appreciation (depreciation)
     on investments and on translation of assets and
     liabilities in foreign currencies                                      72,376       945,865        (144,708)       (265,835)
                                                                            ------       -------        --------        --------
Net increase (decrease) in net assets resulting from operations            407,412       816,957      (1,235,745)       (319,518)
                                                                           -------       -------      ----------        --------
Distributions to shareholders from:
     Net investment income                                                (144,590)     (162,618)             --              --
     Tax return of capital                                                      --            --              --          (4,272)
                                                                              ----          ----            ----          ------
Total distributions                                                       (144,590)     (162,618)             --          (4,272)
                                                                          --------      --------            ----          ------

Capital share transactions (Note 6)
Proceeds from sales                                                     11,752,878    23,715,662       4,230,806       3,356,229
Reinvestment of distributions at net asset value                           113,005       102,383              --           4,272
Payments for redemptions                                                (2,861,606)   (3,642,255)     (3,134,977)     (2,546,345)
                                                                        ----------    ----------      ----------      ----------
Increase (decrease) in net assets from capital share transactions        9,004,277    20,175,790       1,095,829         814,156
                                                                         ---------    ----------       ---------         -------
Total increase (decrease) in net assets                                  9,267,099    20,830,129        (139,916)        490,366
Net assets at beginning of period                                       22,781,967     1,951,838***    5,607,492       5,117,126****
                                                                        ----------     ---------       ---------       ---------
Net assets at end of period                                            $32,049,066   $22,781,967     $ 5,467,576     $ 5,607,492
                                                                       ===========   ===========     ===========     ===========
Undistributed (excess of distributions over) net investment income     $         2   $       470     $    (3,189)    $        --
                                                                       -----------   -----------     -----------     -----------

   * For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
  ** For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
 *** Initial capital of $2,000,000 was contributed on Sept. 10, 1999. The Fund had a decrease in net assets resulting from operations of $48,162 during the period from Sept. 10, 1999 to Sept. 15, 1999 (date the Fund became available).
**** Initial capital of $5,000,000 was contributed on April 26, 2000. The Fund had an increase in net assets resulting from operations of $117,126 during the period from April 26, 2000 to May 1, 2000 (date the Fund became available).


See accompanying notes to financial statements.

---------------------------------------------------------------------
-34- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


Statements of changes in net assets (continued)
American Express Variable Portfolio Funds

                                                                      AXP VP - Extra Income Fund       AXP VP - Federal Income Fund
                                                                     Feb. 28, 2001    Aug. 31, 2000    Feb. 28, 2001   Aug. 31, 2000
                                                                   Six months ended    Year ended    Six months ended  Period ended*
                                                                      (Unaudited)                       (Unaudited)
Operations and distributions
Investment income (loss)-- net                                        $ 32,633,890   $  63,963,928     $ 1,226,145    $  1,415,145
Net realized gain (loss) on investments                                (38,852,342)    (36,041,436)        228,679         (81,013)
Net change in unrealized appreciation (depreciation)
     on investments and on translation of assets and
     liabilities in foreign currencies                                   5,525,089     (37,938,667)      1,152,392         138,567
                                                                         ---------     -----------       ---------         -------
Net increase (decrease) in net assets resulting from operations           (693,363)    (10,016,175)      2,607,216       1,472,699
                                                                          --------     -----------       ---------       ---------
Distributions to shareholders from:
     Net investment income                                             (30,508,365)    (63,640,261)     (1,213,327)     (1,420,833)
     Net realized gain                                                          --              --            (116)             --
                                                                              ----            ----            ----            ----
Total distributions                                                    (30,508,365)    (63,640,261)     (1,213,443)     (1,420,833)
                                                                       -----------     -----------      ----------      ----------

Capital share transactions (Note 6)
Proceeds from sales                                                     48,144,725     111,860,734      25,767,830      51,592,615
Reinvestment of distributions at net asset value                        31,022,626      57,892,926       1,178,800       1,249,119
Payments for redemptions                                               (45,055,675)   (139,567,473)     (7,910,353)    (25,830,856)
                                                                       -----------    ------------      ----------     -----------
Increase (decrease) in net assets from capital share transactions       34,111,676      30,186,187      19,036,277      27,010,878
                                                                        ----------      ----------      ----------      ----------
Total increase (decrease) in net assets                                  2,909,948     (43,470,249)     20,430,050      27,062,744
Net assets at beginning of period                                      594,567,627     638,037,876      37,080,339      10,017,595**
                                                                       -----------     -----------      ----------      ----------
Net assets at end of period                                           $597,477,575   $ 594,567,627     $57,510,389     $37,080,339
                                                                      ============   =============     ===========     ===========
Undistributed (excess of distributions over) net investment income    $  1,171,899   $    (953,626)    $    15,125     $     2,307
                                                                      ------------   -------------     -----------     -----------


 * For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
** Initial capital of $10,000,000 was contributed on Sept 10, 1999. The Fund had an increase in net assets resulting from operations of $17,595 during the period from Sept. 10, 1999 to Sept. 15, 1999 (date the Fund became available).

See accompanying notes to financial statements.

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -35-


Statements of changes in net assets (continued)
American Express Variable Portfolio Funds

                                                                       AXP VP - Global Bond Fund         AXP VP - Growth Fund
                                                                    Feb. 28, 2001    Aug. 31, 2000    Feb. 28, 2001   Aug. 31, 2000
                                                                  Six months ended    Year ended    Six months ended  Period ended*
                                                                     (Unaudited)                       (Unaudited)
Operations and distributions
Investment income (loss)-- net                                       $  4,155,294    $  9,022,842    $    (154,373)  $    (68,175)
Net realized gain (loss) on investments                                (1,391,261)     (3,871,178)     (18,541,650)    (2,067,357)
Net change in unrealized appreciation (depreciation)
     on investments and on translation of assets and
     liabilities in foreign currencies                                  6,565,467      (8,771,892)     (84,417,089)    23,048,568
                                                                        ---------      ----------      -----------     ----------
Net increase (decrease) in net assets resulting from operations         9,329,500      (3,620,228)    (103,113,112)    20,913,036
                                                                        ---------      ----------     ------------     ----------
Distributions to shareholders from:
     Net investment income                                             (1,921,290)     (6,087,281)              --             --
     Tax return of capital                                                     --              --               --        (21,500)
                                                                             ----            ----             ----        -------
Total distributions                                                    (1,921,290)     (6,087,281)              --        (21,500)
                                                                       ----------      ----------             ----        -------
Capital share transactions (Note 6)
Proceeds from sales                                                    14,499,750      27,391,610      102,888,914    176,740,005
Reinvestment of distributions at net asset value                        2,182,294       5,481,547               --         21,500
Payments for redemptions                                              (15,530,460)    (43,273,645)      (3,285,013)    (4,834,742)
                                                                      -----------     -----------       ----------     ----------
Increase (decrease) in net assets from capital share transactions       1,151,584     (10,400,488)      99,603,901    171,926,763
                                                                        ---------     -----------       ----------    -----------
Total increase (decrease) in net assets                                 8,559,794     (20,107,997)      (3,509,211)   192,818,299
Net assets at beginning of period                                     177,318,234     197,426,231      194,762,760      1,944,461**
                                                                      -----------     -----------      -----------      ---------
Net assets at end of period                                          $185,878,028    $177,318,234    $ 191,253,549   $194,762,760
                                                                     ============    ============    =============   ============
Undistributed (excess of distributions over) net investment income   $  2,164,236    $    (69,768)   $    (154,373)  $         --
                                                                     ------------    ------------    -------------   ------------

 * For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
** Initial capital of $2,000,000 was contributed on Sept. 10, 1999.
   The Fund had a decrease in net assets resulting from operations of $55,539 during the period from Sept. 10, 1999 to Sept. 15, 1999 (date the Fund became available).


See accompanying notes to financial statements.

---------------------------------------------------------------------
-36- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


Statements of changes in net assets (continued)
American Express Variable Portfolio Funds

                                                          AXP VP - International Fund           AXP VP - Managed Fund
                                                         Feb. 28, 2001     Aug. 31, 2000     Feb. 28, 2001    Aug. 31, 2000
                                                       Six months ended     Year ended     Six months ended    Year ended
                                                          (Unaudited)                        (Unaudited)
Operations and distributions
Investment income (loss)-- net                          $     (267,917)  $    6,822,565     $   53,965,047   $  123,064,159
Net realized gain (loss) on investments                   (200,396,814)     402,010,033        210,731,091      309,113,951
Net change in unrealized appreciation (depreciation)
     on investments and on translation of assets and
     liabilities in foreign currencies                    (402,030,606)     (80,050,249)      (981,699,611)     444,957,506
                                                          ------------      -----------       ------------      -----------
Net increase (decrease) in net assets resulting
     from operations                                      (602,695,337)     328,782,349       (717,003,473)     877,135,616
                                                          ------------      -----------       ------------      -----------
Distributions to shareholders from:
     Net investment income                                  (5,551,078)              --        (43,545,789)    (123,017,644)
     Net realized gain                                    (408,041,324)    (358,133,126)      (302,887,014)    (227,051,206)
                                                          ------------     ------------       ------------     ------------
Total distributions                                       (413,592,402)    (358,133,126)      (346,432,803)    (350,068,850)
                                                          ------------     ------------       ------------     ------------

Capital share transactions (Note 6)
Proceeds from sales                                        117,395,016      320,452,991         71,819,022      187,325,532
Reinvestment of distributions at net asset value           408,041,324      358,133,126        353,572,642      318,257,555
Payments for redemptions                                  (218,661,539)    (481,511,642)      (334,711,289)    (855,460,704)
                                                          ------------     ------------       ------------     ------------
Increase (decrease) in net assets from
     capital share transactions                            306,774,801      197,074,475         90,680,375     (349,877,617)
                                                           -----------      -----------         ----------     ------------
Total increase (decrease) in net assets                   (709,512,938)     167,723,698       (972,755,901)     177,189,149
Net assets at beginning of period                        2,388,754,491    2,221,030,793      5,222,919,985    5,045,730,836
                                                         -------------    -------------      -------------    -------------
Net assets at end of period                             $1,679,241,553   $2,388,754,491     $4,250,164,084   $5,222,919,985
                                                        ==============   ==============     ==============   ==============
Undistributed (excess of distributions over)
     net investment income                              $   (5,800,875)  $       18,120     $    1,901,569   $   (8,517,689)
                                                        --------------   --------------     --------------   --------------


See accompanying notes to financial statements.

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -37-


Statements of changes in net assets (continued)
American Express Variable Portfolio Funds

                                                              AXP VP - New Dimensions Fund         AXP VP - S&P 500 Index Fund
                                                          Feb. 28, 2001        Aug. 31, 2000     Feb. 28, 2001     Aug. 31, 2000
                                                        Six months ended        Year ended     Six months ended    Period ended*
                                                           (Unaudited)                            (Unaudited)
Operations and distributions
Investment income (loss)-- net                          $     1,636,301      $    7,090,644        $   111,480      $   35,793
Net realized gain (loss) on investments                    (157,175,666)        343,701,333           (407,303)         55,131
Net change in unrealized appreciation (depreciation)
     on investments and on translation of assets and
     liabilities in foreign currencies                   (1,261,460,580)        951,943,591         (5,682,893)        656,987
                                                         --------------         -----------         ----------         -------
Net increase (decrease) in net assets resulting
     from operations                                     (1,416,999,945)      1,302,735,568         (5,978,716)        747,911
                                                         --------------       -------------         ----------         -------
Distributions to shareholders from:
     Net investment income                                   (1,271,671)         (7,206,757)          (115,279)        (45,004)
     Net realized gain                                     (349,235,295)        (34,324,740)           (58,609)             --
                                                           ------------         -----------            -------            ----
Total distributions                                        (350,506,966)        (41,531,497)          (173,888)        (45,004)
                                                           ------------         -----------           --------         -------

Capital share transactions (Note 6)
Proceeds from sales                                         311,391,838         855,882,656         23,711,103      10,618,952
Reinvestment of distributions at net asset value            351,119,795          40,024,565            152,110          19,003
Payments for redemptions                                   (112,848,932)       (131,113,528)          (850,299)       (390,158)
                                                           ------------        ------------           --------        --------
Increase (decrease) in net assets from capital
     share transactions                                     549,662,701         764,793,693         23,012,914      10,247,797
                                                            -----------         -----------         ----------      ----------
Total increase (decrease) in net assets                  (1,217,844,210)      2,025,997,764         16,860,310      10,950,704
Net assets at beginning of period                         5,564,222,410       3,538,224,646         21,008,667      10,057,963**
                                                          -------------       -------------         ----------      ----------
Net assets at end of period                             $ 4,346,378,200      $5,564,222,410        $37,868,977     $21,008,667
                                                        ===============      ==============        ===========     ===========
Undistributed (excess of distributions over)
     net investment income                              $       182,313      $     (182,317)       $        --     $     3,799
                                                        ---------------      --------------        -----------     -----------

 * For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
** Initial capital of $10,000,000 was contributed on April 26, 2000. The Fund had an increase in net assets resulting from operations of $57,963 during the period from April 26, 2000 to May 1, 2000 (date the Fund became available).


See accompanying notes to financial statements.

---------------------------------------------------------------------
-38- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


Statements of changes in net assets (continued)
American Express Variable Portfolio Funds

                                                      AXP VP - Small Cap Advantage Fund     AXP VP - Strategy Aggressive Fund
                                                        Feb. 28, 2001     Aug. 31, 2000      Feb. 28, 2001      Aug. 31, 2000
                                                      Six months ended    Period ended*    Six months ended      Year ended
                                                         (Unaudited)                          (Unaudited)
Operations and distributions
Investment income (loss)-- net                            $   (10,923)     $   (33,076)      $      (872,775)    $    1,324,518
Net realized gain (loss) on investments                    (2,427,724)         979,929          (350,621,725)       965,224,198
Net change in unrealized appreciation (depreciation)
     on investments and on translation of assets and
     liabilities in foreign currencies                     (3,070,570)       2,398,169        (1,473,786,610)       971,335,686
                                                           ----------        ---------        --------------        -----------
Net increase (decrease) in net assets resulting
     from operations                                       (5,509,217)       3,345,022        (1,825,281,110)     1,937,884,402
                                                           ----------        ---------        --------------      -------------
Distributions to shareholders from:
     Net investment income                                     (3,626)              --               (78,943)            (6,259)
     Net realized gain                                     (1,082,370)         (51,500)         (979,638,932)      (252,883,137)
                                                           ----------          -------          ------------       ------------
Total distributions                                        (1,085,996)         (51,500)         (979,717,875)      (252,889,396)
                                                           ----------          -------          ------------       ------------

Capital share transactions (Note 6)
Proceeds from sales                                        15,529,158       31,835,984           152,120,336        355,616,461
Reinvestment of distributions at net asset value            1,085,996           51,500           979,645,191        254,972,408
Payments for redemptions                                   (2,482,820)      (7,049,658)         (190,416,699)      (426,011,593)
                                                           ----------       ----------          ------------       ------------
Increase (decrease) in net assets from capital
     share transactions                                    14,132,334       24,837,826           941,348,828        184,577,276
                                                           ----------       ----------           -----------        -----------
Total increase (decrease) in net assets                     7,537,121       28,131,348        (1,863,650,157)     1,869,572,282
Net assets at beginning of period                          31,101,148        2,969,800**       4,196,894,262      2,327,321,980
                                                           ----------        ---------         -------------      -------------
Net assets at end of period                               $38,638,269      $31,101,148       $ 2,333,244,105     $4,196,894,262
                                                          ===========      ===========       ===============     ==============
Undistributed (excess of distributions over)
     net investment income                                $   (13,643)     $       906       $       171,099     $    1,122,817
                                                          -----------      -----------       ---------------     --------------

 * For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
** Initial capital of $3,000,000 was contributed on Sept. 10, 1999. The Fund had a decrease in net assets resulting from operations of $30,200 during the period from Sept. 10, 1999 to Sept. 15, 1999 (date the Fund became available).


See accompanying notes to financial statements.

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -39-

Notes to Financial Statements
American Express Variable Portfolio Funds

(Unaudited as to Feb. 28, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, (non-diversified for AXP VP - Global Bond Fund) open-end management investment company. Each Fund has 10 billion authorized shares of capital stock.

The following Funds became available Sept. 15, 1999. Prior to this date, American Express Financial Corporation (AEFC) purchased the following shares of capital stock, which represented the initial capital in each Fund at $10.00 per share:

Fund Number of shares
AXP VP - Blue Chip Advantage Fund          200,000
AXP VP - Diversified Equity Income Fund    200,000
AXP VP - Federal Income Fund             1,000,000
AXP VP - Growth Fund                       200,000
AXP VP - Small Cap Advantage Fund          300,000
                                           -------


The following Funds became available on May 1, 2000. Prior to this date, AEFC purchased the following shares of capital stock, which represented the initial capital in each Fund at $10.00 per share:

Fund Number of shares
AXP VP - Emerging Markets Fund       500,000
AXP VP - S&P 500 Index Fund        1,000,000
                                   ---------


The primary investments of each Fund are as follows:

AXP VP - Blue Chip Advantage  Fund invests  primarily in common stocks of companies that are included in the Standard & Poor's 500 Composite Price Index (S&P 500).
AXP VP - Bond Fund invests primarily in bonds and other debt obligations.
AXP VP - Capital Resource Fund invests primarily in U.S. common stocks and other securities  convertible into common stock.
AXP VP - Cash Management Fund invests primarily in money market securities.
AXP VP - Diversified Equity Income Fund invests primarily in equity securities. AXP VP - Emerging Markets Fund invest primarily in equity securities of companies  in emerging  market  countries.
AXP VP - Extra Income Fund invests primarily in high-yielding, high risk corporate bonds (junk bonds) issued by U.S. and foreign companies and governments.
AXP VP - Federal Income Fund invests primarily in debt obligations.
AXP VP - Global Bond Fund invests primarily in debt securities of U.S. and foreign issuers.
AXP VP - Growth Fund invest primarily in common stocks and securities convertible into common stocks that appear to offer growth opportunities.
AXP VP - International  Fund invests  primarily in equity  securities of foreign issuers  that offer  strong  growth  potential.
AXP VP - Managed Fund invests primarily in a combination of common and preferred stocks, convertible securities, bonds and other debt securities.
AXP VP - New  Dimensions  Fund  invests  primarily  in  common  stocks  showing potential for significant growth.
AXP VP - S&P 500 Index Fund invests primarily in securities that are expected to provide investment results that correspond to the performance of the S&P 500.
AXP VP - Small Cap Advantage Fund invests primarily in equity securities.
AXP VP - Strategy Aggressive Fund invests primarily in securities of growth companies.

Shares of each Fund are sold through the purchase of a variable annuity contract or life insurance policy.

---------------------------------------------------------------------
-40- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

The Fund's significant accounting policies are summarized as follows:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities in all Funds, except AXP VP - Cash Management Fund, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in AXP VP - Cash Management Fund are valued at amortized cost which approximates market value in order to maintain a constant net asset value of $1 per share.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds, except AXP VP - Cash Management Fund, may buy and sell put and call options and write covered call options on portfolio securities and write cash-secured puts. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Funds, except AXP VP - Cash Management Fund, may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Funds, except AXP VP - Cash Management Fund, may enter into forward foreign currency exchange contracts for operational purposes. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation and/or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of Feb. 28, 2001, investments in securities for AXP VP - Bond Fund, AXP VP - Extra Income Fund, AXP VP - Managed Fund and AXP VP - Strategy Aggressive Fund, included issues that are illiquid which these Funds currently limit to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Feb. 28, 2001, was $6,989,261, $14,881,226, $70,867 and
$117,802,386,  representing 0.47%, 2.49%, 0.002% and 5.05% of net assets for AXP
VP - Bond Fund, AXP VP - Extra Income Fund, AXP VP Managed Fund and AXP VP - Strategy Aggressive Fund, respectively. According to the board guidelines certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -41-

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by AXP VP - Extra Income Fund, AXP VP - Federal Income Fund, AXP VP Managed Fund and AXP VP - Strategy Aggressive Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations and they may affect the Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its commitment. As of Feb. 28, 2001, AXP VP - Extra Income Fund, AXP VP - Federal Income Fund, AXP VP - Managed Fund and AXP VP - Strategy Aggressive Fund had entered into outstanding when-issued or forward commitments of $4,060,000, $5,067,813, $1,505,750 and $9,500,000,
respectively.

Federal taxes
Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the Variable Accounts. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the timing and amount of market discount recognized as ordinary income, foreign tax credits and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Funds.

Dividends
As of Feb. 28,  2001,  dividends  declared for each Fund payable
March 1, 2001 are as follows:

Fund Amount per share
AXP VP - Blue Chip Advantage Fund          $0.031
AXP VP - Bond Fund                          0.060
AXP VP - Capital Resource Fund              0.000
AXP VP - Cash Management Fund               0.004
AXP VP - Diversified Equity Income Fund     0.029
AXP VP - Emerging Markets Fund              0.000
AXP VP - Extra Income Fund                  0.065
AXP VP - Federal Income Fund                0.040
AXP VP - Global Bond Fund                   0.018
AXP VP - Growth Fund                        0.000
AXP VP - International Fund                 0.033
AXP VP - Managed Fund                       0.096
AXP VP - New Dimensions Fund                0.004
AXP VP - S&P 500 Index Fund                 0.011
AXP VP - Small Cap Advantage Fund           0.000
AXP VP - Strategy Aggressive Fund           0.000

Distributions to the Variable Accounts are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed monthly for AXP VP Bond Fund, AXP VP - Cash Management Fund, AXP VP
- Extra Income Fund, AXP VP - Federal Income Fund and AXP VP - Global Bond Fund and declared and distributed quarterly, when available, for AXP VP - Blue Chip Advantage Fund, AXP VP - Capital Resource Fund, AXP VP Diversified Equity Income Fund, AXP VP - Emerging Markets Fund, AXP VP - Growth Fund, AXP VP - International Fund, AXP VP - Managed Fund, AXP VP - New Dimensions Fund, AXP VP
- S&P 500 Index Fund, AXP VP- Small Cap Advantage Fund and AXP VP - Strategy Aggressive Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

---------------------------------------------------------------------
-42- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

2. EXPENSES
The Funds have an Investment Management Agreement with IDS Life for managing investments, record keeping and other services that are based solely on the assets of each Fund. The management fee is a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

Fund                                        Percentage range
AXP VP - Blue Chip Advantage Fund          0.560%     to  0.470%
AXP VP - Bond Fund                         0.610      to  0.535
AXP VP - Capital Resource Fund             0.630      to  0.570
AXP VP - Cash Management Fund              0.510      to  0.440
AXP VP - Diversified Equity Income Fund    0.560      to  0.470
AXP VP - Emerging Markets Fund             1.170      to  1.095
AXP VP - Extra Income Fund                 0.620      to  0.545
AXP VP - Federal Income Fund               0.610      to  0.535
AXP VP - Global Bond Fund                  0.840      to  0.780
AXP VP - Growth Fund                       0.630      to  0.570
AXP VP - International Fund                0.870      to  0.795
AXP VP - Managed Fund                      0.630      to  0.550
AXP VP - New Dimensions Fund               0.630      to  0.570
AXP VP - S&P 500 Index Fund                0.29       to  0.26
AXP VP - Small Cap Advantage Fund          0.790      to  0.650
AXP VP - Strategy Aggressive Fund          0.650      to  0.575

For AXP VP - Blue Chip Advantage Fund, AXP VP - Diversified Equity Income Fund, AXP VP - Emerging Markets Fund, AXP VP - Growth Fund and AXP VP - Small Cap Advantage Fund the fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of the Fund to the Lipper Large-Cap Core Index for AXP VP - Blue Chip Advantage Fund, the Lipper Equity Income Funds Index for AXP VP - Diversified Equity Income Fund, the
Lipper Emerging Markets Fund Index for AXP VP - Emerging Markets Fund, the Lipper Large-Cap Growth Index for AXP VP - Growth Fund and the Lipper Small-Cap Core Funds Index for AXP VP - Small Cap Advantage Fund. The maximum adjustment is 0.08% for AXP VP - Blue Chip Advantage Fund and AXP VP - Diversified Equity Income Fund and 0.12% for AXP VP - Emerging Markets Fund, AXP VP - Growth Fund and AXP VP - Small Cap Advantage Fund of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $5,130, $3,370, $84 and $7,337 for AXP VP - Blue Chip
Advantage Fund, AXP VP - Diversified Equity Income Fund, AXP VP - Emerging Markets Fund and AXP VP - Small Cap Advantage Fund, respectively, for the six months ended Feb. 28, 2001. The adjustment increased the fee by $11,283 for AXP VP - Growth Fund for the six months ended Feb. 28, 2001.

IDS Life, in turn, pays to AEFC a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP VP - International Fund and AXP VP - S&P 500 Index Fund and 0.25% for each remaining Fund. In addition to paying its own management fee, brokerage commissions, taxes and costs of certain legal services, each Fund will reimburse IDS Life an amount equal to the cost of certain expenses incurred and paid by IDS Life in connection with each Fund's operations. The Funds also pay custodian fees to American Express Trust Company, an affiliate of IDS Life. The reimbursement paid by AXP VP - Cash Management Fund will be limited to 0.25% of the Fund's average daily net assets. AEFC has Sub-investment Advisory Agreements with American Express Asset Management International Inc. (International), a wholly-owned subsidiary of AEFC and Kenwood Capital Management LLC, an indirect subsidiary of AEFC.

The Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

Fund                                        Percentage range
AXP VP - Blue Chip Advantage Fund         0.040%     to  0.020%
AXP VP - Bond Fund                        0.050      to  0.025
AXP VP - Capital Resource Fund            0.050      to  0.030
AXP VP - Cash Management Fund             0.030      to  0.020
AXP VP - Diversified Equity Income Fund   0.040      to  0.020
AXP VP - Emerging Markets Fund            0.10       to  0.05
AXP VP - Extra Income Fund                0.050      to  0.025
AXP VP - Federal Income Fund              0.050      to  0.025
AXP VP - Global Bond Fund                 0.060      to  0.040
AXP VP - Growth Fund                      0.050      to  0.030
AXP VP - International Fund               0.060      to  0.035
AXP VP - Managed Fund                     0.040      to  0.020
AXP VP - New Dimensions Fund              0.050      to  0.030
AXP VP - S&P 500 Index Fund               0.080      to  0.065
AXP VP - Small Cap Advantage Fund         0.060      to  0.035
AXP VP - Strategy Aggressive Fund         0.060      to  0.035

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -43-

A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

The Funds have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

Through April 30, 2001, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of the Fund's average daily net assets:

Fund                              Percentage
AXP VP - Emerging Markets Fund      1.750%
AXP VP - S&P 500 Index Fund         0.495

Through Aug. 31, 2001, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of the Fund's average daily net assets:

Fund                                    Percentage
AXP VP - Blue Chip Advantage Fund         0.950%
AXP VP - Diversified Equity Income Fund   0.950
AXP VP - Federal Income Fund              0.875
AXP VP - Growth Fund                      0.950
AXP VP - Small Cap Advantage Fund         1.225

During the six months ended Feb. 28, 2001, the Funds' custodian fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                    Reduction
AXP VP - Blue Chip Advantage Fund        $  925
AXP VP - Diversified Equity Income Fund   1,580
AXP VP - Federal Income Fund              1,424
AXP VP - Growth Fund                        414
AXP VP - Managed Fund                     1,155
AXP VP - New Dimensions Fund                 91
AXP VP - S&P 500 Index Fund               2,526
AXP VP - Small Cap Advantage Fund         2,104

3. SECURITIES TRANSACTIONS
For the six months ended Feb. 28, 2001, cost of purchases and proceeds from sales of securities aggregated, respectively, $2,453,733,702 and $2,358,583,573 for AXP VP - Cash Management Fund. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                       Purchases               Proceeds
AXP VP - Blue Chip Advantage Fund        $   73,573,177        $   46,230,970
AXP VP - Bond Fund                          701,982,978           808,035,716
AXP VP - Capital Resource Fund            1,136,039,528         1,448,555,896
AXP VP - Diversified Equity Income Fund      27,791,307            19,325,547
AXP VP - Emerging Markets Fund                4,959,756             4,087,359
AXP VP - Extra Income Fund                  247,117,995           190,436,917
AXP VP - Federal Income Fund                 28,552,546            13,506,163
AXP VP - Global Bond Fund                    35,771,747            33,213,402
AXP VP - Growth Fund                        124,190,175            23,485,035
AXP VP - International Fund               2,505,585,542         2,530,834,367
AXP VP - Managed Fund                     1,521,309,456         1,744,022,557
AXP VP - New Dimensions Fund                876,962,052           531,982,343
AXP VP - S&P 500 Index Fund                  44,433,923            21,553,698
AXP VP - Small Cap Advantage                 32,358,677            19,334,910
AXP VP - Strategy Aggressive Fund         2,190,413,365         2,224,775,212

Net realized gains and losses on investment sales are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with IDS Life for the six months ended Feb. 28, 2001 are as follows:

Fund                                    Amount paid
AXP VP - Capital Resource Fund            $295,464
AXP VP - Growth Fund                           441
AXP VP - Managed Fund                       90,378
AXP VP - New Dimensions Fund                 5,979
AXP VP - Strategy Aggressive Fund          112,685

---------------------------------------------------------------------
-44- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

4. FOREIGN CURRENCY CONTRACTS
As of Feb. 28, 2001, AXP VP - Emerging Markets Fund, AXP VP - Global Bond Fund and AXP VP - Managed Fund had entered into foreign currency exchange contracts that obligate the Fund's to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

AXP VP - Emerging Markets Fund
Exchange date                 Currency to      Currency to    Unrealized       Unrealized
                             be delivered      be received   appreciation     depreciation
March 6, 2001                      72,918            9,441       $8               $--
                       South African Rand      U.S. Dollar


AXP VP - Global Bond Fund
Exchange date                 Currency to      Currency to    Unrealized       Unrealized
                             be delivered      be received   appreciation     depreciation
March 12, 2001                  2,200,000        1,457,118       $19,920          $--
                          Canadian Dollar      U.S. Dollar


AXP VP - Managed Fund
Exchange date                 Currency to      Currency to    Unrealized       Unrealized
                             be delivered      be received   appreciation     depreciation
March 5, 2001                   5,032,219        7,267,783       $9,813           $--
                            British Pound      U.S. Dollar

5. LENDING OF PORTFOLIO SECURITIES
Presented below is information regarding securities on loan as of Feb. 28, 2001.

                                                                                  AXP VP -
                                                   AXP VP -      AXP VP -         Strategy
                                                 International    Managed        Aggressive
                                                     Fund          Fund             Fund
Value of securities on loan to brokers           $7,882,832      $51,415,113      $47,127,938
                                                 ----------      -----------      -----------
Collateral received for securities loaned:
Cash                                             $7,942,400      $52,806,300      $53,332,500
U.S. government securities, at value                     --               --               --
                                                       ----             ----             ----
Total collateral received for securities loaned  $7,942,400      $52,806,300      $53,332,500
                                                 ----------      -----------      -----------

Income from securities lending amounted to $20,722, $54,084, $33,682, $163,180, and $1,240,567 for AXP VP - Bond Fund, AXP VP Capital Resource Fund, AXP VP - International Fund, AXP VP - Managed Fund and AXP VP - Strategy Aggressive Fund, respectively, for the six months ended Feb. 28, 2001.

The risks to each Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                            Six months ended Feb. 28, 2001
                                        AXP VP -                       AXP VP -
                                       Blue Chip       AXP VP -        Capital
                                       Advantage         Bond         Resource
                                         Fund            Fund           Fund
Sold                                   2,658,232      6,049,715       1,945,739
Issued for reinvested distributions       22,743      4,698,784      20,085,153
Redeemed                                (173,353)   (12,194,670)    (12,286,867)
                                        --------    -----------     -----------
Net increase (decrease)                2,507,622     (1,446,171)      9,744,025
                                       ---------     ----------       ---------


---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -45-

                                              Year ended Aug. 31, 2000
                                       AXP VP -                     AXP VP -
                                       Blue Chip     AXP VP -        Capital
                                       Advantage       Bond         Resource
                                         Fund*         Fund           Fund
Sold                                   6,275,074    11,026,927       4,592,964
Issued for reinvested distributions        4,449    10,298,958      17,347,021
Redeemed                                (343,649)  (44,391,780)    (25,202,471)
                                        --------   -----------     -----------
Net increase (decrease)                5,935,874   (23,065,895)     (3,262,486)
                                       ---------   -----------      ----------


                                           Six months ended Feb. 28, 2001
                                       AXP VP -      AXP VP -      AXP VP -
                                         Cash       Diversified    Emerging
                                      Management   Equity Income    Markets
                                         Fund          Fund          Fund
Sold                                542,833,530     1,174,703       510,704
Issued for reinvested distributions  23,731,682        11,538            --
Redeemed                           (473,596,928)     (288,421)     (374,511)
                                   ------------      --------      --------
Net increase (decrease)              92,968,284       897,820       136,193
                                     ----------       -------       -------


                                              Year ended Aug. 31, 2000
                                          AXP VP -      AXP VP -       AXP VP -
                                           Cash       Diversified     Emerging
                                        Management   Equity Income     Markets
                                           Fund          Fund*         Fund**
Sold                                 1,024,333,621    2,417,294       340,753
Issued for reinvested distributions     37,096,618       10,531           447
Redeemed                              (968,288,266)    (361,943)     (257,573)
                                      ------------     --------      --------
Net increase (decrease)                 93,141,973    2,065,882        83,627
                                        ----------    ---------        ------


                                              Six months ended Feb. 28, 2001
                                       AXP VP -       AXP VP -     AXP VP -
                                         Extra         Federal      Global
                                        Income         Income        Bond
                                         Fund           Fund         Fund
Sold                                   6,528,843     2,545,781    1,525,652
Issued for reinvested distributions    4,212,891       116,931      235,653
Redeemed                              (6,084,164)     (785,883)  (1,648,880)
                                      ----------      --------   ----------
Net increase (decrease)                4,657,570     1,876,829      112,425
                                       ---------     ---------      -------


                                              Year ended Aug. 31, 2000
                                       AXP VP -      AXP VP -       AXP VP -
                                         Extra        Federal        Global
                                        Income        Income          Bond
                                         Fund          Fund*          Fund
Sold                                  13,576,569     5,203,078      2,860,750
Issued for reinvested distributions    7,037,448       126,391        572,040
Redeemed                             (16,917,745)    (2,604,643)   (4,516,817)
                                     -----------     ----------    ----------
Net increase (decrease)                3,696,272     2,724,826     (1,084,027)
                                       ---------     ---------     ----------


                                             Six months ended Feb. 28, 2001
                                       AXP VP -       AXP VP -       AXP VP -
                                        Growth      International     Managed
                                         Fund           Fund           Fund
Sold                                   9,568,503      8,929,070      3,849,797
Issued for reinvested distributions           --     36,448,482     20,096,557
Redeemed                                (322,103)   (16,760,823)   (17,847,200)
                                        --------    -----------    -----------
Net increase (decrease)                9,246,400     28,616,729      6,099,154
                                       ---------     ----------      ---------


 * For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
** For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.

---------------------------------------------------------------------
-46- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                           Year ended Aug. 31, 2000
                                   AXP VP -      AXP VP -          AXP VP -
                                    Growth     International        Managed
                                     Fund*         Fund              Fund
Sold                               14,684,400    18,042,152        9,538,432
Issued for reinvested distributions     2,031    20,912,028       16,977,247
Redeemed                             (413,358)  (26,969,794)     (43,382,143)
                                     --------   -----------      -----------
Net increase (decrease)            14,273,073    11,984,386      (16,866,464)
                                   ----------    ----------      -----------


                                          Six months ended Feb. 28, 2001
                                       AXP VP -       AXP VP -    AXP VP -
                                          New          S&P 500    Small Cap
                                      Dimensions        Index     Advantage
                                         Fund           Fund        Fund
Sold                                  14,803,671    2,536,147    1,371,716
Issued for reinvested distributions   18,535,556       16,571      106,893
Redeemed                              (5,581,928)     (93,285)    (221,132)
                                      ----------      -------     --------
Net increase (decrease)               27,757,299    2,459,433    1,257,477
                                      ----------    ---------    ---------


                                           Year ended Aug. 31, 2000
                                      AXP VP -       AXP VP -       AXP VP -
                                         New          S&P 500       Small Cap
                                     Dimensions        Index        Advantage
                                        Fund          Fund**          Fund*
Sold                                  38,564,707    1,060,656      2,832,461
Issued for reinvested distributions    1,934,546        1,955          5,023
Redeemed                              (5,751,240)     (38,184)      (665,949)
                                      ----------      -------       --------
Net increase (decrease)               34,748,013    1,024,427      2,171,535
                                      ----------    ---------      ---------


                                        Six months ended Feb. 28, 2001
                                                  AXP VP -
                                                  Strategy
                                                 Aggressive
                                                    Fund
Sold                                             8,930,070
Issued for reinvested distributions             83,290,468
Redeemed                                       (11,721,211)
                                               -----------
Net increase (decrease)                         80,499,327
                                                ----------


                                           Year ended Aug. 31, 2000
                                                  AXP VP -
                                                  Strategy
                                                 Aggressive
                                                    Fund
Sold                                            14,937,839
Issued for reinvested distributions             13,299,832
Redeemed                                       (18,755,998)
                                               -----------
Net increase (decrease)                          9,481,673
                                                 ---------

 * For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
** For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -47-

7. FUTURES CONTRACTS
As of Feb. 28, 2001, AXP VP - Blue Chip Advantage Fund's investments in securities included securities valued at $2,266,655 that were pledged as collateral to cover initial margin deposits on 25 open purchase stock index contracts. The market value of the open purchase contracts as of Feb. 28, 2001 was $1,552,500 with a net unrealized loss of $70,550. See "Summary of significant accounting policies."

8. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written by AXP VP - Managed Fund during the six months ended Feb. 28, 2001 are as follows:

                                     Calls
                          Contracts          Premium
Balance Aug. 31, 2000       17,700          $ 4,489,434
Opened                      34,450            7,272,980
Closed or expired          (35,550)          (8,402,373)
Exercised                  (12,100)          (2,523,569)
                           -------           ----------
Balance Feb. 28, 2001        4,500          $   836,472
                             -----          -----------

See "Summary of significant accounting policies."

Contracts and premium amounts associated with options contracts written by AXP VP - New Dimensions Fund during the six months ended Feb. 28, 2001 are as follows:

                                     Calls                    Puts
                         Contracts     Premium        Contracts    Premium
Balance Aug. 31, 2000          --      $     --            --    $      --
Opened                        500        64,298         1,700      489,226
Closed or expired            (500)      (64,298)         (950)    (208,048)
Exercised                      --            --            --           --
                              ---           ---           ---          ---
Balance Feb. 28, 2001          --      $     --           750    $ 281,178
                              ---        ------           ---    ---------

See "Summary of significant accounting policies."

Contracts and premium amounts associated with options contracts written by AXP VP - Strategy Aggressive Fund during the six months ended Feb. 28, 2001 are as follows:

                                    Calls                        Puts
                          Contracts      Premium        Contracts       Premium
Balance Aug. 31, 2000          600    $   103,196         2,650     $ 2,596,690
Opened                      19,660     10,144,461        16,770       6,856,560
Closed or expired          (18,360)    (9,554,428)      (10,620)     (7,098,759)
Exercised                       --             --        (1,800)     (1,304,308)
                               ---            ---        ------      ----------
Balance Feb. 28, 2001        1,900    $   693,229         7,000     $ 1,050,183
                             -----    -----------         -----     -----------

See "Summary of significant accounting policies."

9. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, capital loss carry-overs were as follows as of Aug. 31, 2000:

Fund                                        Carry-over          Expiration date
AXP VP - Blue Chip Advantage Fund          $    704,838               2008-2009
AXP VP - Bond Fund                          109,785,185               2007-2009
AXP VP - Diversified Equity Income Fund         246,277               2008-2009
AXP VP - Emerging Markets Fund                   31,298                    2008
AXP VP - Extra Income Fund                   63,864,460               2007-2009
AXP VP - Federal Income Fund                     40,242                    2009
AXP VP - Global Bond Fund                     5,884,313               2007-2009
AXP VP - Growth Fund                          2,021,300               2008-2009
AXP VP - Small Cap Advantage Fund                13,691                    2009

It is unlikely the board will authorize a distribution of any net realized gain for a Fund until its capital loss carry-over has been offset or expires.

10. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Funds' financial position, results of operations or changes in their net assets.

---------------------------------------------------------------------
-48- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

11. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating each Fund's results.

AXP VP - Blue Chip Advantage Fund
Fiscal period ended Aug. 31,

Per share income and capital changes(a)
                                                       2001(b)         2000(c)
Net asset value, beginning of period                 $11.62           $ 9.78
                                                     ------           ------

Income from investment operations:

Net investment income (loss)                            .05              .02

Net gains (losses) (both realized and unrealized)     (2.52)            1.85
                                                      -----             ----

Total from investment operations                      (2.47)            1.87
                                                      -----             ----

Less distributions:

Dividends from net investment income                   (.05)            (.03)
                                                       ----             ----

Net asset value, end of period                       $ 9.10           $11.62
                                                     ------           ------

Ratios/supplemental data
Net assets, end of period (in millions)                 $79              $71
                                                        ---              ---

Ratio of expenses to average daily net assets(d)       .82%e            .95%e,f
                                                       ---              ---

Ratio of net investment income (loss)
   to average daily net assets                        1.16%e            .34%e
                                                      ----              ---

Portfolio turnover rate
   (excluding short-term securities)                    69%             226%
                                                        --              ---

Total return(g)                                     (21.27%)          19.13%
                                                    ------            -----

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Feb. 28, 2001 (Unaudited).
(c) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.96% for the period ended Aug. 31, 2000.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -49-



AXP VP - Bond Fund
Fiscal period ended Aug. 31,

Per share income and capital changes(a)
                                                    2001(b)      2000       1999        1998          1997
Net asset value, beginning of period              $10.29       $10.56     $11.08      $11.99        $11.54
                                                  ------       ------     ------      ------        ------

Income from investment operations:

Net investment income (loss)                         .36          .75        .79        .88           .85

Net gains (losses) (both realized and unrealized)    .22         (.27)      (.52)      (.68)          .52
                                                     ---         ----       ----       ----           ---

Total from investment operations                     .58          .48        .27        .20          1.37
                                                     ---          ---        ---        ---          ----

Less distributions:

Dividends from net investment income                (.34)        (.75)      (.77)      (.85)         (.84)

Distributions from realized gains                     --           --       (.02)      (.26)         (.07)

Excess distributions from realized gains              --           --         --         --          (.01)
                                                     ---          ---        ---        ---          ----

Total distributions                                 (.34)        (.75)      (.79)     (1.11)         (.92)
                                                    ----         ----       ----      -----          ----

Net asset value, end of period                    $10.53       $10.29     $10.56     $11.08        $11.99
                                                  ------       ------     ------     ------        ------

Ratios/supplemental data
Net assets, end of period (in millions)           $1,486       $1,468     $1,750     $1,852        $1,923
                                                  ------       ------     ------     ------        ------

Ratio of expenses to average daily net assets(c)    .80%d        .79%       .68%       .67%          .68%
                                                    ---          ---        ---        ---           ---

Ratio of net investment income (loss)
   to average daily net assets                     7.11%d       7.30%      7.22%      7.39%         7.18%
                                                   ----         ----       ----       ----          ----

Portfolio turnover rate
   (excluding short-term securities)                 50%          70%        68%        48%           73%
                                                     --           --         --         --            --

Total return(e)                                    5.74%        4.69%      2.40%      1.54%        12.24%
                                                   ----         ----       ----       ----         -----

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Feb. 28, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


AXP VP - Capital Resource Fund
Fiscal period ended Aug. 31,

Per share income and capital changes(a)
                                                   2001(b)        2000        1999          1998          1997
Net asset value, beginning of period               $37.21       $34.62      $26.80        $27.97        $25.57

Income from investment operations:

Net investment income (loss)                           --         .01         .06          .11           .16
                                                      ---         ---         ---          ---           ---

Net gains (losses) (both realized and unrealized)   (9.23)       6.20       10.28         (.54)         6.45
                                                    -----        ----       -----         ----          ----

Total from investment operations                    (9.23)       6.21       10.34         (.43)         6.61
                                                    -----        ----       -----         ----          ----

Less distributions:

Dividends from net investment income                   --        (.01)       (.06)        (.11)         (.15)
                                                      ---        ----        ----         ----          ----

Distributions from realized gains                   (3.39)      (3.61)      (2.46)        (.63)        (4.05)

Excess distributions from realized gains               --          --          --           --          (.01)
                                                      ---         ---         ---          ---          ----

Total distributions                                 (3.39)      (3.62)      (2.52)        (.74)        (4.21)
                                                    -----       -----       -----         ----         -----

Net asset value, end of period                     $24.59      $37.21      $34.62       $26.80        $27.97
                                                   ------      ------      ------       ------        ------

Ratios/supplemental data
Net assets, end of period (in millions)            $4,152      $5,920      $5,621       $4,453        $4,867
                                                   ------      ------      ------       ------        ------

Ratio of expenses to average daily net assets(c)     .78%d       .77%        .66%         .66%          .67%
                                                     ---         ---         ---          ---           ---

Ratio of net investment income (loss)
   to average daily net assets                        --%d      (.02%)       .17%         .34%          .61%
                                                      ---       ----         ---          ---           ---

Portfolio turnover rate
   (excluding short-term securities)                  24%         52%         56%          68%          110%
                                                      --          --          --           --           ---

Total return(e)                                   (25.29%)      19.26%      40.12%      (1.67%)       28.47%
                                                  ------        -----       -----       -----         -----

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Feb. 28, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


---------------------------------------------------------------------
-50- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


AXP VP - Cash Management Fund
Fiscal period ended Aug. 31,

Per share income and capital changes(a)
                                                  2001(b)      2000       1999        1998      1997
Net asset value, beginning of period              $1.00       $1.00      $1.00       $1.00     $1.00
                                                  -----       -----      -----       -----     -----

Income from investment operations:

Net investment income (loss)                        .03         .05        .05         .05       .05

Less distributions:

Dividends from net investment income               (.03)       (.05)      (.05)       (.05)     (.05)
                                                   ----        ----       ----        ----      ----

Net asset value, end of period                    $1.00       $1.00      $1.00       $1.00     $1.00
                                                  -----       -----      -----       -----     -----

Ratios/supplemental data
Net assets, end of period (in millions)            $876        $783       $690        $428      $421
                                                   ----        ----       ----        ----      ----

Ratio of expenses to average daily net assets(c)   .68%d       .68%       .56%        .57%      .57%
                                                   ---         ---        ---          ---       ---

Ratio of net investment income (loss)
   to average daily net assets                    5.79%d      5.38%      4.60%       5.13%     4.97%
                                                  ----        ----       ----        ----      ----

Total return(e)                                   2.87%       5.52%      4.72%       5.25%     5.05%
                                                  ----        ----       ----        ----      ----

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Feb. 28, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


AXP VP - Diversified Equity Income Fund
Fiscal period ended Aug. 31,

Per share income and capital changes(a)
                                                     2001(b)          2000(c)
Net asset value, beginning of period                $10.05           $ 9.76
                                                    ------           ------

Income from investment operations:

Net investment income (loss)                           .07              .10

Net gains (losses) (both realized and unrealized)      .08              .30
                                                       ---              ---

Total from investment operations                       .15              .40
                                                       ---              ---

Less distributions:

Dividends from net investment income                  (.07)            (.11)
                                                      ----             ----

Net asset value, end of period                      $10.13           $10.05
                                                    ------           ------

Ratios/supplemental data
Net assets, end of period (in millions)                $32              $23
                                                       ---              ---

Ratio of expenses to average daily net assets(d)      .91%e,f          .95%e,f
                                                      ---              ---

Ratio of net investment income (loss)
   to average daily net assets                       1.10%e           1.42%e
                                                     ----             ----

Portfolio turnover rate
   (excluding short-term securities)                   75%              53%
                                                       --               --

Total return(g)                                      1.26%            4.21%
                                                     ----             ----

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Feb. 28, 2001 (Unaudited).
(c) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.41% and 1.49% for the six months ended Feb. 28, 2001 and for the period ended Aug. 31, 2000, respectively.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -51-

AXP VP - Emerging Markets Fund
Fiscal period ended Aug. 31,

Per share income and capital changes(a)
                                                     2001(b)      2000(c)
Net asset value, beginning of period                 $9.61       $10.23
                                                     -----       ------

Income from investment operations:

Net investment income (loss)                            --         (.01)

Net gains (losses) (both realized and unrealized)    (2.01)        (.60)
                                                     -----         ----

Total from investment operations                     (2.01)        (.61)
                                                     -----         ----

Less distributions:

Tax return of capital                                   --          (.01)
                                                       ---          ----

Net asset value, end of period                       $7.60       $  9.61
                                                     -----       -------

Ratios/supplemental data
Net assets, end of period (in millions)                 $5            $6
                                                        --            --

Ratio of expenses to average daily net assets(d)     1.73%e,f      1.69%e,f
                                                     ----          ----

Ratio of net investment income (loss)
   to average daily net assets                       (.12%)e       (.36%)e
                                                     ----          ----

Portfolio turnover rate
   (excluding short-term securities)                   89%           37%
                                                       --            --

Total return(g)                                    (20.91%)       (6.03%)
                                                   ------         -----

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Feb. 28, 2001 (Unaudited).
(c) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annuaL ratios of expenses would have been 3.42% and 2.42% for the six months ended Feb. 28, 2001 and for the period ended Aug. 31, 2000, respectively.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


AXP VP - Extra Income Fund
Fiscal period ended Aug. 31,

Per share income and capital chages(a)
                                                     2001(b)           2000             1999              1998              1997
Net asset value, beginning of period                $7.76             $8.75            $9.54            $10.39           $  9.77
                                                    -----             -----            -----            ------           -------

Income from investment operations:

Net investment income (loss)                          .41               .85              .92               .95               .88

Net gains (losses) (both realized and unrealized)    (.43)             (.99)            (.69)             (.80)              .62
                                                     ----              ----             ----              ----               ---

Total from investment operations                     (.02)             (.14)             .23               .15              1.50
                                                     ----              ----              ---               ---              ----

Less distributions:

Dividends from net investment income                 (.39)             (.85)            (.92)             (.95)             (.88)

Distributions from realized gains                      --                --             (.10)             (.05)               --
                                                      ---               ---             ----              ----               ---

Total distributions                                  (.39)             (.85)           (1.02)            (1.00)             (.88)
                                                     ----              ----            -----             -----              ----

Net asset value, end of period                      $7.35             $7.76            $8.75           $  9.54            $10.39
                                                    -----             -----            -----           -------            ------

Ratios/supplemental data
Net assets, end of period (in millions)              $597              $595             $638              $564              $320
                                                     ----              ----             ----              ----              ----

Ratio of expenses to average daily net assets(c)     .83%d             .82%             .70%              .69%              .69%
                                                     ---               ---              ---               ---               ---

Ratio of net investment income (loss)
   to average daily net assets                     11.40%d           10.35%           10.17%             9.21%             8.88%
                                                   -----             -----            -----              ----              ----

Portfolio turnover rate
   (excluding short-term securities)                  36%               63%              50%               66%              104%
                                                      --                --               --                --               ---

Total return(e)                                     (.12%)           (1.59%)           2.61%             1.03%            16.80%
                                                    ----             -----             ----              ----             -----

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Feb. 28, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


---------------------------------------------------------------------
-52- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

AXP VP - Federal Income Fund
Fiscal period ended Aug. 31,

Per share income and capital changes(a)
                                                     2001(b)        2000(c)
Net asset value, beginning of period                $  9.95        $10.02
                                                    -------        ------

Income from investment operations:

Net investment income (loss)                            .28           .51

Net gains (losses) (both realized and unrealized)       .32          (.06)
                                                        ---          ----

Total from investment operations                        .60           .45
                                                        ---           ---

Less distributions:

Dividends from net investment income                   (.28)         (.52)
                                                       ----          ----

Net asset value, end of period                       $10.27       $  9.95
                                                     ------       -------

Ratios/supplemental data
Net assets, end of period (in millions)                 $58           $37
                                                        ---           ---

Ratio of expenses to average daily net assets(d)       .86%e,f       .87%e,f
                                                       ---           ---

Ratio of net investment income (loss)
   to average daily net assets                        5.59%e        5.49%e
                                                      ----          ----

Portfolio turnover rate
   (excluding short-term securities)                    34%           67%
                                                        --            --

Total return(g)                                       5.96%         4.64%
                                                      ----          ----

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Feb. 28, 2001 (Unaudited).
(c) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.93% and 0.89% for the six months ended Feb. 28, 2001 and for the period ended Aug. 31, 2000, respectively.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


AXP VP - Global Bond Fund
Fiscal period ended Aug. 31,

Per share income and capital changes(a)
                                                   2001(b)       2000        1999        1998         1997
Net asset value, beginning of period               $9.34        $9.84      $10.09      $10.32       $10.08
                                                   -----        -----      ------      ------       ------

Income from investment operations:

Net investment income (loss)                         .22          .32         .55         .60          .51

Net gains (losses) (both realized and unrealized)    .27         (.51)       (.29)       (.21)         .14
                                                     ---         ----        ----        ----          ---

Total from investment operations                     .49         (.19)        .26         .39          .65
                                                     ---         ----         ---         ---          ---

Less distributions:

Dividends from net investment income                (.10)        (.31)       (.51)       (.58)        (.41)

Distributions from realized gains                     --           --          --        (.04)          --
                                                     ---          ---         ---        ----          ---

Total distributions                                 (.10)        (.31)       (.51)       (.62)        (.41)
                                                    ----         ----        ----        ----         ----

Net asset value, end of period                     $9.73        $9.34      $ 9.84      $10.09       $10.32
                                                   -----        -----      ------      ------       ------

Ratios/supplemental data
Net assets, end of period (in millions)              $186        $177         $197       $183         $119
                                                     ----        ----         ----       ----         ----

Ratio of expenses to average daily net assets(c)    1.07%d      1.07%         .96%       .95%         .97%
                                                    ----        ----          ---        ---          ---

Ratio of net investment income (loss)
   to average daily net assets                      4.68%d      4.81%        5.36%      5.81%        5.66%
                                                    ----        ----         ----       ----         ----

Portfolio turnover rate
  (excluding short-term securities)                   20%         50%          56%        14%          36%
                                                      --          --           --         --           --

Total return(e)                                     5.34%      (1.90%)       2.50%      3.82%        6.47%
                                                    ----       -----         ----       ----         ----

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Feb. 28, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -53-

AXP VP - Growth Fund
Fiscal period ended Aug. 31,

Per share income and capital changes(a)
                                                      2001(b)          2000(c)
Net asset value, beginning of period                  $13.46          $ 9.72
                                                      ------          ------

Income from investment operations:

Net investment income (loss)                            (.01)             --

Net gains (losses) (both realized and unrealized)      (5.39)           3.75
                                                       -----            ----

Total from investment operations                       (5.40)           3.75
                                                       -----            ----

Less distributions:

Tax return of capital                                     --            (.01)
                                                         ---            ----

Net asset value, end of period                       $  8.06          $13.46
                                                     -------          ------

Ratios/supplemental data
Net assets, end of period (in millions)                 $191            $195
                                                        ----            ----

Ratio of expenses to average daily net assets(d)        .93%e,f         .95%e,f
                                                        ---             ---

Ratio of net investment income (loss)
   to average daily net assets                         (.15%)e         (.09%)e
                                                       ----            ----

Portfolio turnover rate
   (excluding short-term securities)                     12%             17%
                                                         --              --

Total return(g)                                      (40.08%)         38.59%
                                                     ------           -----

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Feb. 28, 2001 (Unaudited).
(c) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.96% and 0.97% for the six months ended Feb. 28, 2001 and for the period ended Aug. 31, 2000, respectively.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


AXP VP - International Fund
Fiscal period ended Aug. 31,

Per share income and capital changes(a)
                                                     2001(b)      2000        1999       1998          1997
Net asset value, beginning of period                $16.98      $17.26      $14.25     $14.09        $13.30
                                                    ------      ------      ------     ------        ------

Income from investment operations:

Net investment income (loss)                            --         .06         .12        .14           .18

Net gains (losses) (both realized and unrealized)    (4.06)       2.50        3.04        .42          1.06
                                                     -----        ----        ----        ---          ----

Total from investment operations                     (4.06)       2.56        3.16        .56          1.24
                                                     -----        ----        ----        ---          ----

Less distributions:

Dividends from net investment income                  (.03)       (.01)       (.07)      (.15)         (.17)

Distributions from realized gains                    (2.97)      (2.83)       (.08)      (.19)         (.28)

Excess distributions from realized gains                --          --          --       (.06)           --
                                                       ---         ---         ---       ----           ---

Total distributions                                  (3.00)      (2.84)       (.15)      (.40)         (.45)
                                                     -----       -----        ----       ----          ----

Net asset value, end of period                     $  9.92      $16.98      $17.26     $14.25        $14.09
                                                   -------      ------      ------     ------        ------

Ratios/supplemental data
Net assets, end of period (in millions)             $1,679      $2,389      $2,221     $2,023        $2,105
                                                    ------      ------      ------     ------        ------

Ratio of expenses to average daily net assets(c)     1.03%d      1.02%        .94%       .94%          .97%
                                                     ----        ----         ---        ---           ---

Ratio of net investment income (loss)
   to average daily net assets                       (.03%)d      .27%        .70%       .94%         1.30%
                                                     ----         ---         ---        ---          ----

Portfolio turnover rate
   (excluding short-term securities)                  131%        118%        102%        86%           91%
                                                      ---         ---         ---         --            --

Total return(e)                                    (25.87%)     14.74%      22.18%      4.09%         9.34%
                                                   ------       -----       -----       ----          ----

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Feb. 28, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


---------------------------------------------------------------------
-54- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


AXP VP - Managed Fund
Fiscal period ended Aug. 31,

Per share income and capital changes(a)
                                                   2001(b)       2000        1999        1998         1997
Net asset value, beginning of period               $20.81      $18.84      $17.25      $18.87       $16.00
                                                   ------      ------      ------      ------       ------

Income from investment operations:

Net investment income (loss)                          .21         .47         .50         .49          .46

Net gains (losses) (both realized and unrealized)   (3.08)       2.85        3.29        (.12)        3.93
                                                    -----        ----        ----        ----         ----

Total from investment operations                    (2.87)       3.32        3.79         .37         4.39
                                                    -----        ----        ----         ---         ----

Less distributions:

Dividends from net investment income                 (.17)       (.48)       (.49)       (.48)        (.45)

Distributions from realized gains                   (1.24)       (.87)      (1.71)      (1.50)       (1.06)

Excess distributions from net investment income        --          --          --        (.01)        (.01)
                                                      ---         ---         ---        ----         ----

Total distributions                                 (1.41)      (1.35)      (2.20)      (1.99)       (1.52)
                                                    -----       -----       -----       -----        -----

Net asset value, end of period                     $16.53      $20.81      $18.84      $17.25       $18.87
                                                   ------      ------      ------      ------       ------

Ratios/supplemental data
Net assets, end of period (in millions)            $4,250      $5,223       $5,046     $4,413       $4,445
                                                   ------      ------       ------     ------       ------

Ratio of expenses to average daily net assets(c)     .76%d       .75%         .63%       .64%         .64%
                                                     ---         ---          ---        ---          ---

Ratio of net investment income (loss)
   to average daily net assets                      2.29%d      2.37%        2.62%      2.56%        2.65%
                                                    ----        ----         ----       ----         ----

Portfolio turnover rate
   (excluding short-term securities)                  33%         49%          44%        50%          72%
                                                      --          --           --         --           --

Total return(e)                                   (14.06%)     18.42%       22.98%      1.74%       27.50%
                                                  ------       -----        -----       ----        -----

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Feb. 28, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


AXP VP - New Dimensions Fund
Fiscal period ended Aug. 31,

Per share income and capital changes(a)
                                                    2001(b)     2000       1999         1998         1997
Net asset value, beginning of period              $25.03      $18.87     $13.29       $12.95      $  9.94
                                                  ------      ------     ------       ------      -------

Income from investment operations:

Net investment income (loss)                         .01         .03        .06          .08          .10

Net gains (losses) (both realized and unrealized)  (6.12)       6.34       5.60          .34         3.01
                                                   -----        ----       ----          ---         ----

Total from investment operations                   (6.11)       6.37       5.66          .42         3.11
                                                   -----        ----       ----          ---         ----

Less distributions:

Dividends from net investment income                (.01)       (.04)      (.06)        (.08)        (.10)

Distributions from realized gains                  (1.53)       (.17)      (.02)          --           --
                                                   -----        ----       ----          ---          ---

Total distributions                                (1.54)       (.21)      (.08)        (.08)        (.10)
                                                   -----        ----       ----         ----         ----

Net asset value, end of period                    $17.38      $25.03     $18.87       $13.29       $12.95
                                                  ------      ------     ------       ------       ------

Ratios/supplemental data
Net assets, end of period (in millions)           $4,346      $5,564     $3,538       $1,960       $1,307
                                                  ------      ------     ------       ------       ------

Ratio of expenses to average daily net assets(c)    .78%d       .78%       .68%         .69%         .72%
                                                    ---         ---        ---          ---          ---

Ratio of net investment income (loss)
   to average daily net assets                      .07%d       .15%       .34%         .59%        1.04%
                                                    ---         ---        ---          ---         ----

Portfolio turnover rate
   (excluding short-term securities)                 11%         28%        27%          34%          29%
                                                     --          --         --           --           --

Total return(e)                                  (24.93%)     34.01%     42.61%        3.19%       31.40%
                                                 ------       -----      -----         ----        -----

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Feb. 28, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credit on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -55-

AXP VP - S&P 500 Index Fund
Fiscal period ended Aug. 31,

Per share income and capital changes(a)
                                                      2001(b)      2000(c)
Net asset value, beginning of period                 $10.38       $10.06
                                                     ------       ------

Income from investment operations:

Net investment income (loss)                            .03          .02

Net gains (losses) (both realized and unrealized)     (1.91)         .33
                                                      -----          ---

Total from investment operations                      (1.88)         .35
                                                      -----          ---

Less distributions:

Dividends from net investment income                   (.03)        (.03)

Distributions from realized gains                      (.02)          --
                                                       ----          ---

Total distributions                                    (.05)        (.03)
                                                       ----         ----

Net asset value, end of period                       $ 8.45       $10.38
                                                     ------       ------

Ratios/supplemental data
Net assets, end of period (in millions)                 $38          $21
                                                        ---          ---

Ratio of expenses to average daily net assets(d)       .50%e,f      .48%e,f
                                                       ---          ---

Ratio of net investment income (loss)
   to average daily net assets                         .76%e        .72%e
                                                       ---          ---

Portfolio turnover rate
   (excluding short-term securities)                    73%          44%
                                                        --           --

Total return(g)                                     (18.15%)       3.49%
                                                    ------         ----

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Feb. 28, 2001 (Unaudited).
(c) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.57% for the six months ended Feb. 28, 2001 and for the period ended Aug. 31, 2000.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


AXP VP - Small Cap Advantage Fund
Fiscal period ended Aug. 31,

Per share income and capital changes(a)
                                                     2001(b)           2000(c)
Net asset value, beginning of period                 $12.58          $  9.90
                                                     ------          -------

Income from investment operations:

Net investment income (loss)                            --              (.02)

Net gains (losses) (both realized and unrealized)    (1.87)             2.78
                                                     -----              ----

Total from investment operations                     (1.87)             2.76
                                                     -----              ----

Less distributions:

Distributions from realized gains                     (.35)             (.08)
                                                      ----              ----

Net asset value, end of period                      $10.36            $12.58
                                                    ------            ------

Ratios/supplemental data
Net assets, end of period (in millions)                $39               $31
                                                       ---               ---

Ratio of expenses to average daily net assets(d)     1.22%e,f          1.19%e,f
                                                     ----              ----

Ratio of net investment income (loss)
   to average daily net assets                       (.06%)e           (.24%)e
                                                     ----              ----

Portfolio turnover rate
   (excluding short-term securities)                   59%              169%
                                                       --               ---

Total return(g)                                    (14.82%)           28.19%
                                                   ------             -----
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Feb. 28, 2001 (Unaudited).
(c) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.39% and 1.43% for the six months ended Feb. 28, 2001 and for the period ended Aug. 31, 2000, respectively.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


---------------------------------------------------------------------
-56- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


AXP VP - Strategy Aggressive Fund
Fiscal period ended Aug. 31,

Per share income and capital changes(a)

                                                   2001(b)        2000        1999         1998         1997
Net asset value, beginning of period               $27.82        $16.46      $13.10       $17.17       $16.04
                                                   ------        ------      ------       ------       ------

Income from investment operations:

Net investment income (loss)                         (.01)          .01         .05          .01          .08

Net gains (losses) (both realized and unrealized)  (11.22)        13.17        4.36        (2.57)        2.84
                                                   ------         -----        ----        -----         ----

Total from investment operations                   (11.23)        13.18        4.41        (2.56)        2.92
                                                   ------         -----        ----        -----         ----

Less distributions:

Dividends from net investment income                  --            --         (.05)        (.01)        (.08)

Distributions from realized gains                   (6.51)        (1.82)      (1.00)       (1.49)       (1.71)

Excess distributions from realized gains               --            --          --         (.01)          --
                                                      ---           ---         ---         ----          ---

Total distributions                                 (6.51)        (1.82)      (1.05)       (1.51)       (1.79)
                                                    -----         -----       -----        -----        -----

Net asset value, end of period                     $10.08        $27.82      $16.46       $13.10       $17.17
                                                   ------        ------      ------       ------       ------

Ratios/supplemental data

Net assets, end of period (in millions)            $2,333        $4,197      $2,327       $1,976       $2,427
                                                   ------        ------      ------       ------       ------

Ratio of expenses to average daily net assets(c)     .78%d         .77%        .67%         .66%         .68%
                                                     ---           ---         ---          ---          ---

Ratio of net investment income (loss)
   to average daily net assets                      (.05%)d        .04%        .31%         .08%         .47%
                                                    ----           ---         ---          ---          ---

Portfolio turnover rate
   (excluding short-term securities)                  73%          143%        207%         176%         218%
                                                      --           ---         ---          ---          ---

Total return(e)                                   (43.69%)       84.97%      35.27%      (16.40%)      18.60%
                                                  ------         -----       -----       ------        -----

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Feb. 28, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of the expenses that apply to the variabe accounts or any annuity charges.


---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -57-

Investments in Securities
AXP VP - Blue Chip Advantage Fund
Feb. 28, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.3%)
Issuer                                            Shares           Value(a)

Aerospace & defense (1.6%)
Boeing                                              5,300         $329,660
Honeywell Intl                                      9,500          443,745
United Technologies                                 6,200(e)       483,042
Total                                                            1,256,447

Banks and savings & loans (7.3%)
Bank of America                                    20,625        1,030,219
Bank of New York                                   14,300          740,454
FleetBoston Financial                              18,636          768,735
U.S. Bancorp                                       61,050        1,416,354
Washington Mutual                                  14,700          755,139
Wells Fargo                                        19,990          992,304
Total                                                            5,703,205

Beverages & tobacco (3.2%)
Anheuser-Busch                                     18,550          810,635
Coca-Cola                                           2,850          151,136
Philip Morris                                      24,200        1,165,956
UST                                                14,200          409,528
Total                                                            2,537,255

Chemicals (2.3%)
Dow Chemical                                       22,400          734,944
Du Pont (EI) de Nemours                            17,800          777,682
Millipore                                           5,700          299,250
Total                                                            1,811,876

Communications equipment & services (1.7%)
Brocade Communications
    Systems                                        13,700(b)       531,731
Corning                                            23,690          641,999
Tellabs                                             3,950(b)       172,072
Total                                                            1,345,802

Computer software & services (1.1%)
Intuit                                              6,950(b)       285,819
Siebel Systems                                     15,000(b)       573,750
Total                                                              859,569

Computers & office equipment (11.9%)
AOL Time Warner                                    37,600(b)     1,655,527
Cabletron Systems                                  12,100(b)       162,745
Cisco Systems                                      62,060(b)     1,470,046
Compaq Computer                                    35,700          721,140
Computer Sciences                                  10,500(b)       626,955
EMC                                                24,510(b)       974,518
First Data                                          5,700          352,032
Intl Business Machines                             15,150        1,513,484
Network Appliance                                   5,950(b)       177,013
Sanmina                                            22,300(b)       664,819
Solectron                                          17,780(b)       484,505
Unisys                                             34,100(b)       558,558
Total                                                            9,361,342

Electronics (5.3%)
Applied Materials                                  15,300(b)       646,425
Intel                                              19,060          544,401
Jabil Circuit                                      24,700(b)       555,256
Linear Technology                                  12,900          511,163
Maxim Integrated Products                          12,200(b)       562,725
Texas Instruments                                  26,500          783,075
Xilinx                                             14,950(b)       581,181
Total                                                            4,184,226

Energy (3.9%)
BP Amoco ADR                                       10,950(c)       543,120
Chevron                                             9,790          838,611
Exxon Mobil                                        14,399        1,167,039
Kerr-McGee                                          8,100          523,584
Total                                                            3,072,354

Energy equipment & services (2.3%)
Halliburton                                        16,780          668,180
Schlumberger                                        7,400          471,750
Transocean Sedco Forex                             14,350          690,665
Total                                                            1,830,595

Financial services (9.1%)
Capital One Financial                              11,200          618,800
Citigroup                                          32,013        1,574,399
Fannie Mae                                         11,850          944,445
Freddie Mac                                         6,950          457,658
Lehman Brothers Holdings                           11,020          756,523
MBNA                                               22,460          738,485
Merrill Lynch                                      14,100          844,590
Morgan Stanley, Dean
    Witter, Discover & Co                           8,768          571,060
Providian Financial                                13,220          661,132
Total                                                            7,167,092

Health care (12.0%)
Abbott Laboratories                                12,300          602,577
ALZA                                               11,350(b)       448,893
American Home Products                             10,550          651,674
Amgen                                              13,942(b,e)   1,004,694
Baxter Intl                                         8,843          814,352
Biogen                                              3,900(b)       279,094
Bristol-Myers Squibb                                2,750          174,378
Guidant                                            13,200(b)       672,804
King Pharmaceuticals                               13,350(b)       612,765
Lilly (Eli)                                         2,300          182,758
MedImmune                                          13,500(b)       589,781
Medtronic                                          10,995          562,724
Merck & Co                                          5,950          477,190
Pfizer                                             51,215        2,304,674
Total                                                            9,378,358

Health care services (1.2%)
Cardinal Health                                     3,200          324,800
HCA-The Healthcare                                 15,600          617,760
Total                                                              942,560

Household products (0.6%)
Kimberly-Clark                                      7,045          503,718

Insurance (3.5%)
American Intl Group                                20,187        1,651,297
Hartford Financial
    Services Group                                  2,900          185,165
Marsh & McLennan                                    6,640          710,480
MetLife                                             6,700          206,695
Total                                                            2,753,637

Leisure time & entertainment (2.6%)
Disney (Walt)                                      18,950          586,503
Harley-Davidson                                    10,500          455,175
Viacom Cl B                                        20,505(b)     1,019,108
Total                                                            2,060,786

Media (1.5%)
Clear Channel
    Communications                                 11,300(b)       645,795
Univision Communications
    Cl A                                           15,300(b)       504,900
Total                                                            1,150,695

Miscellaneous (0.6%)
Convergys                                          11,700(b)       495,612

Multi-industry conglomerates (6.9%)
Danaher                                             6,400          406,016
General Electric                                   76,270(e)     3,546,555
Robert Half Intl                                   15,900(b)       382,554
Tyco Intl                                          19,970(c)     1,091,361
Total                                                            5,426,486

Retail (10.9%)
Best Buy                                           15,600(b)       638,976
CVS                                                 9,450          576,450
Federated Dept Stores                              12,900(b)       623,715
Gap                                                24,600          670,104
Home Depot                                         25,100        1,066,750
Kohl's                                              9,550(b,e)     629,441
Kroger                                             30,955(b)       750,349
May Department Stores                              14,600          578,014
RadioShack                                          9,300          398,040
Safeway                                            15,385(b)       835,559
Wal-Mart Stores                                    25,700        1,287,313
Walgreen                                           11,500          509,680
Total                                                            8,564,391

See accompanying notes to investments in securities.
---------------------------------------------------------------------
-58- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

AXP VP - Blue Chip Advantage Fund
Common stocks (continued)
Issuer                                 Shares              Value(a)

Utilities -- electric (2.2%)
AES                                       9,350(b)         $504,619
Calpine                                   9,250(b)          411,533
Duke Energy                              10,000             407,500
Exelon                                    6,500             424,905
Total                                                     1,748,557

Utilities -- gas (1.3%)
El Paso                                   4,717             331,605
Enron                                     5,590             382,915
Williams Companies                        8,100             337,770
Total                                                     1,052,290

Utilities -- telephone (5.3%)
ALLTEL                                    3,300             177,210
BellSouth                                23,880           1,002,005
SBC Communications                       30,015           1,431,715
Sprint (FON Group)                       11,650             260,494
Verizon Communications                   25,650           1,269,675
Total                                                     4,141,099

Total common stocks
(Cost: $80,830,446)                                     $77,347,952


Short-term securities (20.7%)
Issuer                                                   Annualized             Amount                Value(a)
                                                        yield on date         payable at
                                                         of purchase           maturity
U.S. government agencies (17.8%)
Federal Home Loan Bank Disc Nts
       03-09-01                                              5.37%            $1,600,000                 $1,597,856
       03-16-01                                              5.52              1,200,000                  1,196,965
       04-06-01                                              5.28              1,100,000                  1,094,065
Federal Home Loan Mtge Corp Disc Nts
       03-06-01                                              5.50              1,700,000                  1,698,444
       03-27-01                                              5.27              1,000,000                    996,062
       04-03-01                                              5.29              1,300,000                  1,293,542
       04-17-01                                              5.29              1,900,000                  1,886,699
Federal Natl Mtge Assn Disc Nts
       03-07-01                                              5.50                600,000                    599,360
       03-08-01                                              5.50                800,000                    799,024
       03-20-01                                              5.49                500,000                    498,481
       03-20-01                                              5.56                500,000                    498,403
       03-22-01                                              5.35                500,000                    498,371
       03-26-01                                              5.40                800,000                    796,892
       04-18-01                                              5.31                500,000                    496,413
Total                                                                                                    13,950,577

Commercial paper (2.9%)
Cargill
       03-01-01                                              5.52              1,500,000(d)               1,499,770
Variable Funding Capital
       05-04-01                                              5.29                800,000(d)                 792,706
Total                                                                                                     2,292,476
Total short-term securities
(Cost: $16,245,368)                                                                                     $16,243,053
Total investments in securities
(Cost: $97,075,814)(f)                                                                                  $93,591,005


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Feb. 28, 2001, the value of foreign securities represented 2.08% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):
    Type of security           Contracts
    Purchase contracts
    S&P 500 Index, March 2001         25

(f) At Feb. 28, 2001,  the cost of securities for federal income tax purposes
    was  approximately   $97,076,000  and  the  approximate  aggregate  gross
    unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation            $ 3,549,000
    Unrealized depreciation             (7,034,000)
                                        ----------
    Net unrealized depreciation        $(3,485,000)
                                       -----------


---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -59-

Investments in Securities

AXP VP - Bond Fund
Feb. 28, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (88.9%)
Issuer                                                     Coupon              Principal                 Value(a)
                                                            rate                amount
Government obligations & agencies (9.8%)
Federal Republic of Brazil
    (U.S. Dollar)
       01-11-06                                             10.25%            $7,000,000(c)              $6,939,369
       01-15-20                                             12.75              3,000,000(c)               2,947,500
Govt of Canada
    (U.S. Dollar)
       11-05-08                                              5.25             20,000,000(c)              19,652,300
Govt of Russia
    (Russian Ruble)
       06-16-99 (original maturity date)                    --                 1,639,000(b,c)                57,168
       12-15-01                                             --                 7,793,000(b,c)               236,617
       02-06-02                                             --                 2,273,000(b,c)                78,806
       05-22-02                                             --                 2,273,000(b,c)                78,053
       06-05-02                                             --                 2,273,000(b,c)                78,132
       09-18-02                                             --                 2,273,000(b,c)                77,458
       10-09-02                                             --                 2,273,000(b,c)                75,476
       01-22-03                                             --                 2,273,000(b,c)                73,177
       02-05-03                                             --                 2,273,000(b,c)                73,216
       05-21-03                                             --                 2,273,000(b,c)                71,750
       06-04-03                                             --                 2,273,000(b,c)                71,345
       09-17-03                                             --                 2,273,000(b,c)                70,164
       10-08-03                                             --                 2,273,000(b,c)                68,420
       01-21-04                                             --                 2,273,000(b,c)                67,532
Republic of Colombia
    (U.S. Dollar)
       08-13-05                                             13.35              4,400,000(c,g)             4,400,000
Resolution Funding Corp
    Zero Coupon
       10-15-12                                              6.29             16,000,000(i)               8,400,960
U.S. Treasury
       05-15-08                                              5.63             32,250,000                 33,580,313
       11-15-16                                              7.50             44,000,000                 53,549,319
United Mexican States
    (U.S. Dollar)
       02-01-10                                              9.88              5,000,000(c)               5,342,500
       01-14-11                                              8.38             10,000,000(c)               9,793,800
Total                                                                                                   145,783,375

Mortgage-backed securities (25.5%)
Federal Home Loan Mtge Corp
       05-01-07                                              9.00              1,594,371                  1,649,517
       03-01-13                                              5.50              3,635,872                  3,571,088
       04-01-15                                              7.50             18,276,136                 18,973,091
       08-01-24                                              8.00              2,238,352                  2,318,841
       01-01-25                                              9.00                548,900                    572,398
       07-01-28                                              6.00              8,561,824                  8,387,933
       09-01-28                                              6.00             26,239,956                 25,698,017
       12-01-29                                              7.00             47,432,995                 48,026,088
    Collateralized Mtge Obligation
       03-15-22                                              7.00             10,455,000                 10,397,775
       07-15-22                                              7.00             12,940,000                 13,399,758
Federal Natl Mtge Assn
       09-01-07                                              8.50              2,397,069                  2,466,470
       12-01-13                                              5.50             12,422,449                 12,197,792
       02-01-14                                              5.50             20,302,568                 19,937,782
       04-01-14                                              5.50                179,586                    176,338
       07-01-14                                              6.00              4,894,800                  4,879,535
       08-01-14                                              6.00              4,896,549                  4,881,278
       12-01-14                                              6.00             26,686,657                 26,603,429
       07-01-15                                              6.00              9,917,828                  9,886,898
       11-01-21                                              8.00                220,175                    229,111
       04-01-22                                              8.00              1,530,716                  1,586,679
       04-01-23                                              8.50              2,923,411                  3,077,052
       06-01-24                                              9.00              2,811,478                  2,977,150
       02-01-27                                              7.50              6,990,442                  7,160,869
       09-01-28                                              6.50             12,554,954                 12,531,351
       10-01-28                                              6.00             17,904,507                 17,535,316
       11-01-28                                              6.00              8,099,701                  7,925,071
       11-01-28                                              6.50             17,773,131                 17,735,453
       12-01-28                                              6.00              3,642,941                  3,563,983
       12-01-28                                              6.50             21,825,226                 21,770,663
       01-01-29                                              6.50             17,455,419                 17,422,602
       02-01-29                                              6.00              9,102,357                  8,905,069
       03-01-29                                              6.50             22,337,501                 22,277,010
       06-01-29                                              6.00              5,291,498                  5,174,503
       09-01-29                                              6.00              5,258,102                  5,141,845
    Collateralized Mtge Obligation
       05-18-26                                              5.00             10,000,000                  9,495,888
Total                                                                                                   378,533,643

Aerospace & defense (0.3%)
Fairchild
    Company Guaranty
       04-15-09                                             10.75              3,000,000                  2,400,000
L-3 Communications
    Sr Sub Nts Series B
       05-01-07                                             10.38              1,710,000                  1,829,700
Total                                                                                                     4,229,700

Airlines (1.3%)
AMR
       05-15-01                                              9.50              4,500,000                  4,519,350
Continental Airlines
    Series 981A
       09-15-17                                              6.65              7,578,215                  7,539,869
Delta Air Lines
       12-15-09                                              7.90              7,500,000                  7,262,775
Total                                                                                                    19,321,994

Automotive & related (2.0%)
Ford Motor Credit
       06-15-10                                              7.88             15,000,000                 15,805,200
       02-01-11                                              7.38              4,000,000                  4,082,468
Lear
    Company Guaranty Series B
       05-15-09                                              8.11              7,500,000                  7,435,275
MSX Intl
    Company Guaranty
       01-15-08                                             11.38              2,300,000                  2,024,000
Total                                                                                                    29,346,943

Banks and savings & loans (3.3%)
Bank of America
    Sub Nts
       01-15-11                                              7.40              7,000,000                  7,310,940
Bank of Singapore
    (U.S. Dollar) Sub Nts
       08-10-09                                              7.88             12,000,000(c,d)            12,615,612
Cullen/Frost Capital
    Series A
       02-01-27                                              8.42              5,000,000                  4,524,950
FleetBoston Financial
       09-15-05                                              7.25             11,500,000                 12,184,020
Provident Trust
    Company Guaranty
       04-15-28                                              8.29              5,500,000                  4,733,685
Union Planters Bank
    Sub Nts
       03-15-08                                              6.50              5,000,000                  4,727,935
Washington Mutual Capital
    Company Guaranty
       06-01-27                                              8.38              2,800,000                  2,775,052
Total                                                                                                    48,872,194

Building materials & construction (0.9%)
Masco
       10-01-01                                              9.00              5,000,000                  5,071,300
Nortek
    Sr Sub Nts
       03-01-04                                              9.88                850,000                    852,125
    Sr Nts Series B
       03-15-07                                              9.25                250,000                    244,063
       09-01-07                                              9.13              1,670,000                  1,649,125
WCI Communities
    Sr Sub Nts
       02-15-11                                             10.63              5,000,000(d)               5,075,000
Total                                                                                                    12,891,613

See accompanying notes to investments in securities.
---------------------------------------------------------------------
-60- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


AXP VP - Bond Fund

Bonds (continued)
Issuer                                                     Coupon              Principal                 Value(a)
                                                            rate                amount

Chemicals (0.5%)
Allied Waste North America
    Company Guaranty Series B
       01-01-09                                              7.88%            $4,450,000                 $4,283,125
Lyondell Chemical
    Sr Sub Nts
       05-01-09                                             10.88              2,500,000                  2,562,500
Total                                                                                                     6,845,625

Communications equipment & services (1.4%)
Celcaribe
    Sr Nts
       03-15-04                                             13.50              3,150,000                  2,047,500
Deutsche Telecom Intl Finance
    (U.S. Dollar) Company Guaranty
       06-15-30                                              8.25              2,575,000(c)               2,593,852
Equinix
    Sr Nts
       12-01-07                                             13.00              1,345,000                    928,050
Fairpoint Communications
    Sr Sub Nts
       05-01-10                                             12.50              1,350,000                  1,323,000
KMC Telecom Holdings
    Sr Nts
       05-15-09                                             13.50              1,250,000                    400,000
Nextel Communications
    Sr Nts
       02-01-11                                              9.50              4,000,000(d)               3,750,000
NTL Communications
    Sr Nts Series B
       10-01-10                                             11.88              3,750,000                  3,731,250
Price Communications Wireless
    Company Guaranty Series B
       12-15-06                                              9.13              3,000,000                  3,120,000
Telehub Communications
    Zero Coupon Company Guaranty
       07-31-01                                             13.88              2,500,000(b,j)               200,000
Voicestream Wireless/
Voicestream Wireless Holdings
    Sr Nts
       11-15-09                                             10.38              2,250,000                  2,508,750
Total                                                                                                    20,602,402

Computers & office equipment (0.6%)
Adaptec
    Cv Sub Nts
       02-01-04                                              4.75              2,237,000                  1,879,751
AOL Time Warner
    Zero Coupon Cv
       12-06-19                                              3.27              2,320,000(i)               1,189,046
Globix
    Sr Nts
       02-01-10                                             12.50              6,025,000                  2,500,375
Nvidia
       10-15-07                                              4.75                780,000                    612,300
Solectron
    Zero Coupon Cv
       11-20-20                                              3.06              4,285,000(i)               2,052,944
Total                                                                                                     8,234,416

Electronics (1.2%)
Advanced Energy Inds
    Cv
       11-15-06                                              5.25              1,999,000                  1,619,070
Celestica
    (U.S. Dollar) Zero Coupon Cv
       08-01-20                                              3.41              3,613,000(c,i)             1,531,009
Conexant Systems
    Cv
       02-01-07                                              4.00              3,616,000                  2,061,120
    Cv Sub Nts
       02-01-07                                              4.00                640,000(d)                 370,240
Corning
    Zero Coupon Cv
       11-08-15                                              2.00              2,331,000(i)               1,413,052
Lam Research
    Cv Sub Nts
       09-01-02                                              5.00              2,385,000                  2,464,420
Semtech
    Cv
       02-01-07                                              4.50              2,089,000(d)               1,707,925
STMicroelectronics
    (U.S. Dollar) Zero Coupon Cv
       11-16-10                                              3.82              1,796,000(c,d,i)           1,142,705
Thomas & Betts
       01-15-06                                              6.50              4,500,000                  3,541,738
Triquint Semiconductor
    Cv Sub Nts
       03-01-07                                              4.00              2,149,000                  1,335,066
Total                                                                                                    17,186,345

Energy (3.1%)
Ashland
    Medium-term Nts Series J
       08-15-05                                              7.83              5,000,000                  5,261,565
Devon Energy
    Cv Deb
       08-15-08                                              4.90              2,637,000                  2,623,815
Grant Prideco
    Sr Nts
       12-01-07                                              9.63              2,100,000(d)               2,205,000
Kerr-McGee
       04-01-01                                             10.00              5,000,000                  5,013,770
Lodestar Holdings
    Company Guaranty
       05-15-05                                             11.50              1,500,000(b)                  60,000
Newfield Exploration
    Sr Nts
       03-01-11                                              7.63              3,500,000                  3,473,750
PDV America
    Sr Nts
       08-01-03                                              7.88              7,500,000                  7,416,488
Petroliam Nasional
    (U.S. Dollar)
       08-15-15                                              7.75             10,000,000(c,d)             9,859,899
Phillips Petroleum
       05-25-10                                              8.75              5,000,000                  5,793,880
Pioneer Natl Resources
    Sr Nts
       08-15-07                                              8.25              4,000,000                  4,020,000
Total                                                                                                    45,728,167

Energy equipment & services (0.6%)
Diamond Offshore Drilling
    Cv Sub Nts
       02-15-07                                              3.75              2,444,000                  2,699,887
Progress Energy
    Sr Nts
       03-01-11                                              7.10              6,000,000                  6,105,060
Total                                                                                                     8,804,947

Financial services (2.0%)
Citigroup
    Sub Nts
       10-01-10                                              7.25             10,000,000                 10,568,600
Indah Kiat Finance Mauritius
    (U.S. Dollar) Company Guaranty
       07-01-07                                             10.00              2,530,000(c)                 695,750
LaBranche
    Sr Nts
       08-15-04                                              9.50              2,760,000                  2,915,305
    Sr Sub Nts
       03-01-07                                             12.00              1,525,000                  1,658,438
Ohio Savings Capital
    Company Guaranty
       06-03-27                                              9.50              5,000,000(d)               4,982,850
Osprey Trust/Osprey 1
       01-15-03                                              8.31              8,100,000(d)               8,355,312
Providian Financial
    Cv Sr Nts
       08-15-05                                              3.25              1,262,000                  1,209,286
Total                                                                                                    30,385,541

Health care (0.2%)
Allergan
    Zero Coupon Cv
       11-01-20                                              2.50              1,770,000(d,i)             1,176,873
       11-01-20                                              2.13                134,000(i)                  86,263
Teva Pharmaceuticals Finance LLC
    Cv Sr Nts
       10-15-05                                              1.50              1,303,000(d)               1,364,892
Total                                                                                                     2,628,028

Health care services (1.4%)
AmeriSource Health
    Cv
       12-01-07                                              5.00              1,620,000(d)               2,086,997
HCA-The Healthcare
       09-01-10                                              8.75              3,710,000                  3,900,138
Paracelsus Healthcare
    Sr Sub Nts
       08-15-06                                             10.00              5,275,000(b)               2,110,000

See accompanying notes to investments in securities
---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -61-


AXP VP - Bond Fund

Bonds (continued)
Issuer                                                     Coupon              Principal                Value(a)
                                                            rate                amount
Health care services (cont.)
Tenet Healthcare
    Sr Sub Nts Series B
       12-01-08                                              8.13%           $10,500,000                $10,644,375
Triad Hospitals Holdings
    Company Guaranty Series B
       05-15-09                                             11.00              1,860,000                  1,997,175
Total                                                                                                    20,738,685

Industrial equipment & services (0.7%)
Clark Equipment
       03-01-01                                              9.75              5,000,000                  5,000,330
Laidlaw
    (U.S. Dollar)
       05-15-06                                              7.65              8,000,000(b,c)             3,000,000
Motors & Gears
    Sr Nts Series D
       11-15-06                                             10.75              1,905,000                  1,828,800
Total                                                                                                     9,829,130

Insurance (2.3%)
Americo Life
    Sr Sub Nts
       06-01-05                                              9.25              4,500,000                  4,331,250
Executive Risk Capital
    Company Guaranty Series B
       02-01-27                                              8.68              3,500,000                  3,458,994
Nationwide CSN Trust
       02-15-25                                              9.88             10,500,000(d)              10,709,076
New England Mutual
       02-15-24                                              7.88              5,000,000(d)               5,083,850
SAFECO Capital Trust
    Company Guaranty
       07-15-37                                              8.07              6,580,000                  5,460,327
Zurich Capital Trust
    Company Guaranty
       06-01-37                                              8.38              5,000,000(d)               5,069,550
Total                                                                                                    34,113,047

Leisure time & entertainment (2.3%)
Six Flags
    Sr Nts
       02-01-09                                              9.50              3,600,000(d)               3,654,000
Station Casinos
    Sr Nts
       02-15-08                                              8.38              1,500,000(d)               1,507,500
    Sr Sub Nts
       07-01-10                                              9.88              3,000,000                  3,142,500
Time Warner
       08-15-04                                              7.98              1,500,000                  1,587,585
       08-15-06                                              8.11              3,000,000                  3,250,590
       08-15-07                                              8.18              3,000,000                  3,274,800
       02-01-24                                              7.57             10,000,000                 10,265,700
    Sr Nts
       01-15-28                                              6.95              5,000,000                  4,846,550
United Artists Theatres
    Series 1995A
       07-01-15                                              9.30              4,484,120                  3,367,529
Total                                                                                                    34,896,754

Media (3.0%)
Australis Media
    (U.S. Dollar)
       05-15-03                                             15.75             10,081,770(b,c)               100,007
Charter Communications Holdings/
Charter Capital
    Sr Nts
       10-01-09                                             10.75              3,000,000(d)               3,187,500
       01-15-10                                             10.25              2,750,000                  2,860,000
Clear Channel Communications
    Cv Sr Nts
       04-01-03                                              2.63              1,660,000                  1,762,439
Comcast
    Zero Coupon Cv
       12-19-20                                               .87              3,032,000(i)               2,493,820
CSC Holdings
    Sr Sub Debs
       05-15-16                                             10.50              7,750,000                  8,680,000
Lamar Media
    Company Guaranty
       09-15-07                                              8.63              3,000,000                  2,940,000
News America Holdings
       10-15-12                                             10.13             10,000,000                 10,811,600
Paxson Communications
    Sr Sub Nts
       10-01-02                                             11.63              5,000,000                  5,087,500
Veninfotel
    (U.S. Dollar) Cv Pay-in-kind
       03-01-02                                             10.00              6,989,161(b,c,n,o)         6,989,161
Total                                                                                                    44,912,027

Metals (0.8%)
Alcan Aluminum
    (U.S. Dollar)
       01-15-22                                              8.88              6,750,000(c)               7,146,023
Imexsa Export Trust
    (U.S. Dollar)
       05-31-03                                             10.13              2,683,894(c,d)             2,563,118
Inco
    (U.S. Dollar) Cv
       03-15-16                                              7.75              2,010,000(c)               1,949,700
Total                                                                                                    11,658,841

Miscellaneous (1.9%)
Actuant
    Company Guaranty
       05-01-09                                             13.00                 40,000                     40,100
Advanced Glassfiber Yarn
    Sr Sub Nts
       01-15-09                                              9.88              1,000,000                    825,000
Bistro Trust
       12-31-02                                              9.50             10,000,000(d)              10,248,900
Colonial Capital
    Company Guaranty Series A
       01-15-27                                              8.92              3,000,000                  2,637,228
Continucare
    Cv Sr Sub Nts
       10-31-02                                              7.00                243,902(b,d)                47,561
FCB/NC Capital
    Company Guaranty
       03-01-28                                              8.05              4,625,000                  3,992,846
ISG Resources
       04-15-08                                             10.00              4,150,000                  2,241,000
Normandy Yandal Operations
    (U.S. Dollar) Sr Nts
       04-01-08                                              8.88              4,850,000(c)               3,880,000
NSM Steel
    Company Guaranty
       02-01-06                                             12.00              1,577,781(b,d)                63,111
       02-01-08                                             12.25              5,300,000(b,d)               106,000
Omega Cabinets
    Sr Sub Nts
       06-15-07                                             10.50              2,090,000                  2,095,225
Outsourcing Solutions
    Sr Sub Nts Series B
       11-01-06                                             11.00              1,775,000                  1,420,000
Resolution Performance
    Sr Sub Nts
       11-15-10                                             13.50              1,025,000(d)               1,096,750
Total                                                                                                    28,693,721

Multi-industry conglomerates (1.2%)
Jordan Inds
    Sr Nts Series D
       08-01-07                                             10.38              3,500,000                  2,975,000
Metromedia Intl Group
    Sr Disc Nts Series B
       09-30-07                                             10.50              7,282,500                  1,602,150
Tyco Intl
    (U.S. Dollar) Zero Coupon Cv
       11-17-20                                              1.13              1,155,000(c,i)               877,800
       11-17-20                                              1.44              1,870,000(c,d,i)           1,424,136
US Inds/USI America Holding
    Company Guaranty
       10-15-03                                              7.13              6,225,000                  5,788,273
USI American Holdings
    Sr Nts Series B
       12-01-06                                              7.25                875,000                    709,679
Viacom
       06-01-01                                              8.88              5,000,000                  5,036,500
Total                                                                                                    18,413,538

Paper & packaging (1.9%)
Abitibi-Consolidated
    (U.S. Dollar)
       08-01-30                                              8.85              7,500,000(c)               7,816,125
APP China Group
    (U.S. Dollar) Sr Nts
       03-15-05                                             14.00              5,100,000(c,d)             1,338,750
Chesapeake
       05-01-03                                              9.88              5,000,000                  5,232,900
Crown Paper
    Sr Sub Nts
       09-01-05                                             11.00              3,450,000(b)                  77,625

See accompanying notes to investments in securities.
---------------------------------------------------------------------
-62- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


AXP VP - Bond Fund

Bonds (continued)
Issuer                                                     Coupon              Principal                 Value(a)
                                                            rate                amount
Paper & packaging (cont.)
Doman Inds
    (U.S. Dollar)
       03-15-04                                              8.75%              $550,000(c)                $297,000
Packaging Corp of America
    Company Guaranty
       04-01-09                                              9.63              3,220,000                  3,429,300
Pactiv
       06-15-17                                              8.13              6,000,000                  5,365,920
Repap New Brunswick
    (U.S. Dollar) Sr Nts
       06-01-04                                              9.00              4,500,000(c)               4,725,000
Total                                                                                                    28,282,620

Real estate investment trust (0.1%)
Meristar Hospitality
    Sr Nts
       01-15-11                                              9.13              1,500,000(d)               1,526,250

Restaurants & lodging (0.7%)
Hilton Hotels
       02-15-11                                              8.25              3,000,000                  3,091,410
MGM Mirage
       02-06-08                                              6.88              2,000,000                  1,904,820
Park Place Entertainment
    Sr Sub Nts
       09-15-08                                              8.88              6,000,000                  6,090,000
Total                                                                                                    11,086,230

Retail (3.6%)
Albertson's
    Sr Nts
       02-15-11                                              7.50              8,000,000                  8,159,040
Kohl's
    Zero Coupon Cv
       06-12-20                                              2.41              3,925,000(i)               2,452,733
Kroger
    Sr Nts
       07-15-06                                              8.15              3,000,000                  3,276,000
       09-15-29                                              8.00              9,000,000                  9,578,430
Lowe's
    Zero Coupon Cv Sr Nts
       02-16-21                                              2.50              1,950,000(d,i)             1,206,563
Target
       08-15-10                                              7.50             14,825,000                 16,217,600
       12-01-22                                              8.50              3,000,000                  3,206,592
Wal-Mart CRAVE Trust
       07-17-06                                              7.00              9,564,197(d)               9,748,690
Total                                                                                                    53,845,648

Textiles & apparel (0.3%)
VF Corp
       05-01-01                                              9.50              5,000,000                  5,017,900

Transportation (3.1%)
ERAC USA Finance
       01-15-11                                              8.00             12,000,000(d)              12,289,044
Greater Beijing First Expressways
    (U.S. Dollar) Sr Nts
       06-15-07                                              9.50              2,290,000(b,c)               904,550
Norfolk Southern
    Sr Nts
       02-15-31                                              7.25             15,000,000                 14,723,550
Union Pacific
       01-15-11                                              6.65             16,400,000                 16,393,440
Vectura Group
    Company Guaranty Series B
       06-30-08                                             10.25              3,000,000                  1,995,000
Zhuhai Highway
    (U.S. Dollar) Sub Nts
       07-01-08                                             11.50              4,140,000(b,c,d)             289,800
Total                                                                                                    46,595,384

Utilities -- electric (4.0%)
AES
    Sr Nts
       09-15-10                                              9.38              2,015,000                  2,120,788
Calpine
    Sr Nts
       02-15-11                                              8.50              3,000,000                  3,051,003
Cleveland Electric Illuminating
    1st Mtge Series B
       05-15-05                                              9.50             11,000,000                 11,315,259
    1st Mtge Series E
       07-01-23                                              9.00              4,000,000                  4,288,880
CMS Energy
    Sr Nts
       05-15-02                                              8.13              5,000,000                  5,054,500
Connecticut Light & Power
    1st Mtge Series C
       06-01-02                                              7.75              5,000,000                  5,104,650
Edison Mission Energy
    Sr Nts
       06-15-09                                              7.73              2,100,000                  1,942,616
Midland Funding I
    Series 1991-C
       07-23-02                                             10.33                598,346                    613,189
    Series 1994-C
       07-23-02                                             10.33                515,431                    528,218
Midland Funding II
    Series A
       07-23-05                                             11.75              5,000,000                  5,558,030
NRG Northest Generating
    Company Guaranty Series A1
       12-15-04                                              8.06              1,687,500                  1,732,219
    Company Guaranty Series B1
       06-15-15                                              8.84              4,000,000                  4,333,280
Sithe Independence Funding
    Series A
       12-30-13                                              9.00              7,500,000                  8,057,549
Texas Utilities Electric
    Medium-term Nts 1st Mtge Series B
       03-01-02                                              9.70              6,000,000                  6,263,400
Total                                                                                                    59,963,581

Utilities -- gas (1.5%)
El Paso Energy
    Sr Nts
       05-15-09                                              6.75              5,500,000                  5,546,035
       12-15-12                                              7.38              5,000,000                  5,224,000
    Sr Nts Series B
       07-15-01                                              6.63              8,675,000                  8,691,569
Southwest Gas
       02-15-11                                              8.38              3,000,000                  3,042,240
Total                                                                                                    22,503,844

Utilities -- telephone (6.9%)
Bell Telephone of Pennsylvania
       03-15-33                                              7.38             10,000,000                  9,554,900
BellSouth Capital Funding
       02-15-30                                              7.88             12,000,000                 12,913,439
Geotek Communications
    Escrow Cv Sr Sub Nts
       05-15-01                                                --              4,135,000(b,o,l)                  --
Global Crossing Holdings
    (U.S. Dollar) Sr Sub Deb
       08-01-07                                              8.70              9,000,000(c,d)             8,708,760
Intermedia Communications
    Sr Nts Series B
       06-01-08                                              8.60                675,000                    661,500
McLeod USA
    Sr Nts
       02-15-09                                              8.13              3,750,000                  3,375,000
Metromedia Fiber Network
    Sr Nts
       12-15-09                                             10.00              2,875,000                  2,731,250
New England Tel & Tel
       08-01-31                                              9.00              7,500,000                  7,862,550
Qwest
       11-10-26                                              7.20             10,000,000                  9,276,700
Qwest Capital Funding
    Company Guaranty
       07-15-28                                              6.88              9,250,000                  8,161,923

See accompanying notes to investments in securities
---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -63-



AXP VP - Bond Fund

Bonds (continued)
Issuer                                                     Coupon              Principal                 Value(a)
                                                            rate                amount
Utilities -- telephone (cont.)
Qwest Communications Intl
    Sr Nts Series B
       11-01-08                                              7.25%            $1,750,000                 $1,753,007
       11-01-08                                              7.50              6,250,000                  6,347,125
    Sr Disc Nts Series B
       02-01-08                                              3.48              7,000,000                  6,148,030
RSL Communications
    (U.S. Dollar) Company Guaranty
       11-15-06                                             12.25              3,900,000(c)                 146,250
Telefonica Europe
    (U.S. Dollar) Company Guaranty
       09-15-10                                              7.75             10,050,000(c)              10,557,425
United Pan-Europe Communications
    (U.S. Dollar) Sr Nts Series B
       02-01-10                                             11.25              3,225,000(c)               2,604,188
Vodafone Group
    (U.S. Dollar)
       02-15-10                                              7.75             10,900,000(c)              11,642,289
Total                                                                                                   102,444,336

Municipal bonds (0.5%)
New Jersey Economic Development
    Authority State Pension Funding
    Revenue Bond (MBIA Insured)
       02-15-29                                              7.43              7,000,000(e)               7,751,940
Total bonds
(Cost: $1,352,305,844)                                                                               $1,321,668,409

Common stocks (0.1%)
Issuer                                                                          Shares                   Value(a)
BayCorp Holdings                                                                      28(b)                    $257
Celcaribe                                                                        512,190(b,d)               768,285
Continucare                                                                      378,049(b)                 102,073
Intermedia Communications                                                          2,167(b)                  34,266
PhoneTel Technologies                                                            646,000(b,f)               125,970
Wilshire Financial
    Services Group                                                               617,590(b)               1,022,883

Total common stocks
(Cost: $15,456,823)                                                                                      $2,053,734

Preferred stocks & other (1.4%)
Issuer                                                                          Shares                    Value(a)
Asia Pulp & Paper
    Warrants                                                                       5,100(c,d)                  $510
CNF Trust I
    5.00% Cv Series A                                                             26,280                  1,295,604
Coastal
    6.63% Cv PRIDES                                                               28,310(m)               1,323,493
Coltec Capital Trust
    5.25% Cv                                                                      19,480                    847,380
Dairy Mart
    Warrants                                                                      10,000(o)                     100
Dominion Resources
    9.50% Cv                                                                      20,530                  1,283,125
Georgia-Pacific Group
    7.50% Cm Cv                                                                   58,260                  1,966,275
Global Crossing
    6.38% Cv                                                                      26,600(b,c)             1,539,476
Intermedia Communications
    13.50% Pay-in-kind Series B                                                    2,728(n)               2,755,768
Kerr-McGee
    5.50% Cv                                                                      24,940                  1,306,357
KMC Telecom Holdings
    Warrants                                                                       3,000(d)                   6,000
Metlife Capital
    8.00% Cm Cv                                                                   12,110                  1,174,791
Nakornthai Strip Mill
    Warrants                                                                   3,355,391                          3
Nextel Communications
    13.00% Cm Pay-in-kind
       Series D                                                                    3,809(n)               3,694,733
Pharmacia
    6.50% Cv ACES                                                                 26,440(k)               1,308,780
PLD Telekom
    Warrants                                                                      10,000                        300
Telehub Communications
    Warrants                                                                       2,500(l)                      --
Wendys Financing
    5.00% Cm Cv Series A                                                          34,910                  1,825,793
Total preferred stocks & other
(Cost: $19,807,163)                                                                                     $20,328,488

Short-term securities (7.7%)
Issuer                                                   Annualized             Amount                    Value(a)
                                                        yield on date         payable at
                                                         of purchase           maturity
U.S. government agencies (6.5%)
Federal Home Loan Bank Disc Nts
       03-02-01                                              6.13%            $3,300,000                 $3,298,839
       03-28-01                                              5.07              6,800,000                  6,773,291
Federal Home Loan Mtge Corp Disc Nts
       03-01-01                                              6.10              4,600,000                  4,599,162
       04-03-01                                              5.29              5,000,000                  4,975,161
       04-10-01                                              5.33             10,000,000                  9,939,639
Federal Natl Mtge Assn Disc Nts
       03-05-01                                              5.47             27,600,000                 27,579,031
       03-12-01                                              5.39              5,000,000                  4,991,033
       03-14-01                                              5.39             10,000,000                  9,979,077
       03-21-01                                              5.38             25,000,000                 24,921,833
Total                                                                                                    97,057,066

Commercial paper (1.2%)
Amsterdam Funding
       03-13-01                                              5.48                900,000(h)                 898,222
Colgate-Palmolive
       03-08-01                                              6.21              4,000,000(h)               3,994,805
Commerzbank U.S. Finance
       03-27-01                                              5.50              7,700,000                  7,668,352
SBC Communications
       04-02-01                                              5.43              4,900,000(h)               4,875,745
Total                                                                                                    17,437,124

Total short-term securities
(Cost: $114,511,361)                                                                                   $114,494,190

Total investments in securities
(Cost: $1,502,081,191)(p)                                                                            $1,458,544,821


See accompanying notes to investments in securities.

---------------------------------------------------------------------
-64- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

AXP VP - Bond Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Feb. 28, 2001, the value of foreign securities represented 10.58% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) The following abbreviation is used in portfolio descriptions to identify the insurer of the issue:

    MBIA -- Municipal Bond Investors Assurance

(f) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended Feb. 28, 2001 are as follows:

    Issuer                 Beginning Purchase Sales  Ending  Dividend  Value(a)
                             cost      cost   cost    cost    income
    PhoneTel Technologies $7,812,117  $--     $--  $7,812,117   $--    $125,970

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2001.

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(i) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(j) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(k) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.

(l) Negligible market value.

(m) PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

(n) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(o) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). Information concerning such security holdings at Feb. 28, 2001, is as follows:

    Security                                 Acquisition dates       Cost
    Dairy Mart
        Warrants                                  11-28-95        $       --
    Geotek Communications
        Escrow Cv Sr Sub Nts 2001                 08-26-00                --
    Veninfotel
        (U.S. Dollar) Cv Pay-in-kind 2002  03-05-97 thru 03-16-00  6,424,130

(p) At Feb. 28, 2001, the cost of securities for federal income tax purposes was approximately $1,502,081,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                             $ 40,806,000
    Unrealized depreciation                              (84,342,000)
                                                         -----------
    Net unrealized depreciation                         $(43,536,000)
                                                        ------------

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -65-

Investments in Securities

AXP VP - Capital Resource Fund
Feb. 28, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (99.1%)

Issuer                                                   Shares        Value(a)
Banks and savings & loans (6.3%)
Bank One                                              1,273,000     $44,898,710
Mellon Financial                                      1,800,000      83,358,000
State Street                                            710,000      71,319,500
U.S. Bancorp                                          2,600,000      60,320,000
Total                                                               259,896,210

Beverages & tobacco (1.2%)
Coca-Cola                                               950,000      50,378,500

Communications equipment & services (1.5%)
Corning                                               1,481,589      40,151,062
Nokia ADR Cl A                                        1,096,000(c)   24,112,000
Total                                                                64,263,062

Computer software & services (3.3%)
Microsoft                                             2,000,000(b)  118,000,000
Siebel Systems                                          550,000(b)   21,037,500
Total                                                               139,037,500

Computers & office equipment (9.6%)
AOL Time Warner                                       1,100,000(b)   48,433,000
Automatic Data Processing                               710,300      41,907,700
Cisco Systems                                         2,100,000(b)   49,743,750
EMC                                                   1,122,600(b)   44,634,576
Intl Business Machines                                1,233,800     123,256,620
Juniper Networks                                        140,100(b)    9,045,206
Palm                                                  1,249,000(b)   21,701,375
Sanmina                                                 609,200(b)   18,161,775
Solectron                                             1,600,000(b)   43,600,000
Total                                                               400,484,002

Electronics (3.2%)
Intel                                                 2,750,000      78,546,875
Jabil Circuit                                         1,181,500(b)   26,560,120
Texas Instruments                                       900,000      26,595,000
Total                                                               131,701,995

Energy (4.7%)
Anadarko Petroleum                                    1,100,000      68,750,000
Chevron                                                 406,400      34,812,224
Exxon Mobil                                             363,600      29,469,780
Texaco                                                  946,900      60,696,290
Total                                                               193,728,294

Energy equipment & services (3.5%)
Halliburton                                           1,765,000      70,282,300
Schlumberger                                          1,155,000      73,631,250
Total                                                               143,913,550

Financial services (6.3%)
Citigroup                                             3,380,000     166,228,400
Fannie Mae                                              630,000      50,211,000
Merrill Lynch                                           440,000      26,356,000
Morgan Stanley, Dean
    Witter, Discover & Co                               300,000      19,539,000
Total                                                               262,334,400

Food (1.7%)
Heinz (HJ)                                              650,000      27,677,000
Hershey Foods                                           687,000      44,029,830
Total                                                                71,706,830

Health care (15.4%)
American Home Products                                1,175,000      72,579,750
Genentech                                               340,000(b)   17,850,000
Guidant                                               1,000,000(b)   50,970,000
Immunex                                               1,890,000(b)   61,543,125
Johnson & Johnson                                       195,000      18,979,350
MedImmune                                               400,000(b)   17,475,000
Medtronic                                             1,200,000      61,416,000
Pfizer                                                3,662,500     164,812,500
Schering-Plough                                       1,070,000      43,067,500
Sepracor                                                208,000(b)   10,803,000
Teva Pharmaceutical
    Inds ADR                                          1,842,500(c)  117,459,375
Total                                                               636,955,600

Health care services (1.4%)
Manor Care                                            2,300,000(b)   56,097,000

Household products (1.7%)
Colgate-Palmolive                                       950,000      56,097,500
Gillette                                                475,000      15,442,250
Total                                                                71,539,750

Industrial equipment & services (0.7%)
Illinois Tool Works                                     500,000      30,275,000

Insurance (5.3%)
American Intl Group                                   2,038,000     166,708,400
Marsh & McLennan                                        500,000      53,500,000
Total                                                               220,208,400

Leisure time & entertainment (4.8%)
Disney (Walt)                                         2,395,000      74,125,250
Viacom Cl B                                           2,525,300(b)  125,507,410
Total                                                               199,632,660

Media (4.9%)
Clear Channel
    Communications                                      200,000(b)   11,430,000
Comcast Special Cl A                                  2,300,000(b)   99,618,750
Univision
    Communications Cl A                                 544,750(b)   17,976,750
USA Networks                                          3,165,000(b)   74,575,313
Total                                                               203,600,813

Miscellaneous (0.8%)
Stilwell Financial                                      346,000      11,037,400
TyCom                                                 1,109,800(b,c) 21,918,550
Total                                                                32,955,950

Multi-industry conglomerates (10.5%)
General Electric                                      4,460,000     207,390,000
Tyco Intl                                             4,150,000(c)  226,797,500
Total                                                               434,187,500

Retail (9.9%)
Costco Wholesale                                        200,000(b)    8,350,000
CVS                                                   1,750,000     106,750,000
Home Depot                                              800,000      34,000,000
Kohl's                                                1,425,000(b)   93,921,750
Safeway                                               1,300,000(b)   70,603,000
Target                                                  250,000       9,750,000
Wal-Mart Stores                                       1,775,000      88,909,750
Total                                                               412,284,500

Utilities -- gas (2.4%)
Enron                                                 1,470,000     100,695,000

Total common stocks
(Cost: $3,487,467,118)                                           $4,115,876,516

Short-term securities (1.1%)
Issuer                              Annualized       Amount          Value(a)
                                   yield on date   payable at
                                    of purchase     maturity
U.S. government agencies (0.7%)
Federal Home Loan Bank Disc Nts
       03-28-01                        5.40%      $2,300,000        $2,290,375
       04-06-01                        5.28          400,000           397,842
Federal Home Loan Mtge Corp Disc Nt
       03-27-01                        5.27       16,600,000        16,534,637
Federal Natl Mtge Assn Disc Nts
       04-09-01                        5.28        6,700,000         6,660,916
       04-19-01                        5.22        4,100,000         4,068,456
Total                                                               29,952,226

Commercial paper (0.4%)
Cargill
       03-01-01                        5.52        3,300,000(d)      3,299,494
Commerzbank U.S. Finance
       05-07-01                        5.25        3,700,000         3,664,706
Merck & Co
       03-21-01                        5.36        3,100,000         3,090,343
Verizon Network Funding
       04-05-01                        5.37        5,400,000         5,370,087
Total                                                               15,424,630

Total short-term securities
(Cost: $45,385,625)                                                $45,376,856

Total investments in securities
(Cost: $3,532,852,743)(e)                                       $4,161,253,372


See accompanying notes to investments in securities.

---------------------------------------------------------------------
-66- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

AXP VP - Capital Resource Fund
Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Feb. 28, 2001, the value of foreign securities represented 9.40% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At Feb. 28, 2001, the cost of securities for federal income tax purposes was approximately $3,532,853,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation         $ 905,158,000
    Unrealized depreciation          (276,758,000)
                                     ------------
    Net unrealized appreciation     $ 628,400,000
                                    -------------

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -67-


Investments in Securities

AXP VP - Cash Management Fund
Feb. 28, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Certificates of deposit (9.0%)

Issuer                                                   Annualized             Amount                   Value(a)
                                                        yield on date         payable at
                                                         of purchase           maturity
Banque Nationale de Paris
       04-04-01                                              6.14%            $5,000,000                 $5,000,000
       05-21-01                                              5.56              5,000,000                  5,000,000
       06-11-01                                              5.36              5,000,000                  5,000,000
       06-26-01                                              5.35              5,000,000                  5,000,000
       06-29-01                                              6.30              5,000,000                  5,000,000
       07-16-01                                              5.47              5,000,000                  5,000,000
Canadian Imperial Bank Yankee
       03-19-01                                              5.51              2,000,000                  2,000,000
       04-12-01                                              5.38              8,000,000                  8,000,000
       05-08-01                                              5.30              5,000,000                  5,000,000
       05-11-01                                              5.29              5,000,000                  5,000,000
Morgan Guaranty Trust
       04-16-01                                              6.80              1,000,000                  1,000,000
Westdeutsche Landesbank Yankee
       03-29-01                                              6.28              2,600,000                  2,600,000
       05-15-01                                              5.30              3,000,000                  3,000,000
       05-31-01                                              5.25              5,000,000                  5,000,000
       06-04-01                                              5.22              4,500,000                  4,500,000
       06-11-01                                              5.25              5,000,000                  5,000,000
       06-28-01                                              5.35              4,000,000                  4,000,000
       06-29-01                                              5.37              3,500,000                  3,500,000
Total certificates of deposit
(Cost: $78,600,000)                                                                                     $78,600,000

Commercial paper (88.3%)
Issuer                                                   Annualized             Amount                   Value(a)
                                                        yield on date         payable at
                                                         of purchase           maturity
Automotive & related (1.2%)
Ford Motor Credit
       03-02-01                                              6.35%            $2,000,000                 $1,999,647
Toyota Motor Credit
       03-09-01                                              6.24              5,000,000(b)               4,993,078
       03-21-01                                              6.31              3,500,000(b)               3,487,769
Total                                                                                                    10,480,494

Banks and savings & loans (24.2%)
Abbey Natl North America
       04-04-01                                              5.52             10,000,000                  9,948,149
       04-26-01                                              5.47              2,600,000                  2,578,079
       07-09-01                                              5.27              7,000,000                  6,869,314
       07-09-01                                              5.34              3,000,000                  2,943,233
       07-10-01                                              5.38              4,100,000                  4,021,225
       07-17-01                                              5.43              5,000,000                  4,898,033
       07-26-01                                              5.30              5,000,000                  4,894,038
ABN Amro NA Finance
       07-18-01                                              5.28              8,600,000                  8,428,327
       07-18-01                                              5.29              5,000,000                  4,899,997
Bank One Canada
       03-12-01                                              6.39              4,000,000                  3,992,208
       04-09-01                                              5.37              5,000,000                  4,971,075
       04-27-01                                              5.51              4,300,000                  4,262,827
BankAmerica/Nations Bank
       06-12-01                                              5.40              3,000,000                  3,000,000
       06-15-01                                              5.52              5,000,000                  5,000,000
       07-06-01                                              6.38              5,000,000                  5,000,000
Commerzbank U.S. Finance
       04-03-01                                              6.07              5,000,000                  4,972,317
       05-15-01                                              5.29              3,000,000                  2,967,313
       05-15-01                                              5.32              3,000,000                  2,967,125
       05-23-01                                              4.96              3,000,000                  2,966,108
       07-02-01                                              5.18              5,000,000                  4,913,046
       08-15-01                                              5.17              3,000,000                  2,929,721
Deutsche Bank Financial
       03-01-01                                              5.48              1,200,000                  1,200,000
       07-10-01                                              5.30              4,000,000                  3,924,311
       07-17-01                                              5.32              9,600,000                  9,408,272
       07-27-01                                              5.34              4,000,000                  3,913,996
Dresdner US Finance
       04-09-01                                              5.43              3,500,000                  3,479,525
       06-18-01                                              5.42              5,000,000                  4,919,310
       06-25-01                                              5.32              5,000,000                  4,915,739
       07-09-01                                              5.28              4,000,000                  3,925,178
       08-27-01                                              4.80              3,000,000                  2,930,041
Kredietbank North America Finance
       03-08-01                                              5.49              7,900,000                  7,891,582
       03-09-01                                              5.49              8,900,000                  8,889,162
       03-30-01                                              5.14              3,000,000                  2,987,627
Societe Generale North America
       04-02-01                                              6.19              4,200,000                  4,177,003
       04-16-01                                              5.37              3,000,000                  2,979,568
       05-29-01                                              4.97              3,000,000                  2,963,584
       07-05-01                                              5.35             10,000,000                  9,816,249
       07-09-01                                              5.32              3,000,000                  2,943,450
       07-10-01                                              5.28              5,000,000                  4,905,662
       07-11-01                                              5.40              1,400,000                  1,372,819
       07-23-01                                              5.34              5,000,000                  4,895,400
Westpac Capital
       07-02-01                                              5.14              5,000,000                  4,913,729
       07-23-01                                              5.29             12,000,000                 11,751,360
       08-20-01                                              5.19              5,000,000                  4,879,122
Total                                                                                                   211,404,824

Beverages & tobacco (0.2%)
Diageo Capital
       05-03-01                                              5.28              2,000,000(b)               1,981,695

Broker dealers (12.9%)
Bear Stearns
       03-07-01                                              6.35              1,000,000                    998,943
       03-09-01                                              6.38              5,000,000                  4,992,922
       03-16-01                                              6.34              2,000,000                  1,994,733
       03-23-01                                              6.35              5,000,000                  4,980,658
       03-28-01                                              6.28              5,000,000                  4,976,563
       05-17-01                                              5.53              5,000,000                  4,941,501
       05-22-01                                              5.55              3,000,000                  2,962,553
       06-28-01                                              5.35              3,000,000                  2,947,838
       02-21-02                                              5.63              3,000,000(c)               3,000,000
Goldman Sachs Group
       04-25-01                                              5.36              7,700,000                  7,637,417
       05-10-01                                              5.43              5,000,000                  4,947,792
       07-17-01                                              5.48              5,000,000                  4,897,075
Merrill Lynch
       04-12-01                                              5.52              2,100,000                  2,086,574
       04-20-01                                              5.44              3,700,000                  3,672,250
Morgan Stanley, Dean Witter, Discover & Co
       03-15-01                                              6.37              5,000,000                  4,987,653
       03-20-01                                              6.32              5,000,000                  4,983,375
       03-26-01                                              6.28              4,000,000                  3,982,639
       03-30-01                                              6.20              2,500,000                  2,487,574
       04-16-01                                              5.37              4,500,000                  4,469,353
       04-19-01                                              5.38              5,000,000                  4,963,658
       04-23-01                                              5.61              2,800,000                  2,777,080
       04-30-01                                              5.15              4,000,000                  3,965,933
       06-01-01                                              4.96              3,000,000                  2,962,433
Salomon Smith Barney
       04-05-01                                              5.38              6,500,000                  6,466,192
       04-06-01                                              5.58              2,800,000                  2,784,460
       04-11-01                                              5.46              4,000,000                  3,975,263
       04-24-01                                              5.44              3,700,000                  3,670,030
       05-10-01                                              5.42              5,100,000                  5,046,847
Total                                                                                                   112,559,309

Chemicals (0.2%)
BASF
       04-27-01                                              5.40              2,000,000(b)               1,983,058

Commercial finance (1.7%)
CAFCO
       04-10-01                                              5.53              4,400,000(b)               4,373,111
       04-20-01                                              5.52              3,000,000(b)               2,977,167
Ciesco LP
       03-22-01                                              6.15              2,200,000                  2,192,133
       04-05-01                                              5.37              5,000,000                  4,974,042
Total                                                                                                    14,516,453

Communications equipment & services (2.2%)
Motorola
       03-08-01                                              6.39              5,000,000                  4,993,797
       03-21-01                                              6.28             10,300,000                 10,264,179
       04-02-01                                              6.21              4,000,000                  3,978,027
Total                                                                                                    19,236,003

See accompanying notes to investments in securities.

---------------------------------------------------------------------
-68- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


AXP VP - Cash Management Fund

Commercial paper (continued)
Issuer                                                   Annualized             Amount                Value(a)
                                                        yield on date         payable at
                                                         of purchase           maturity
Energy (1.0%)
Chevron Transport
       06-27-01                                              5.32%            $5,000,000(b)              $4,914,286
Chevron UK Investment
       05-09-01                                              5.40              4,000,000                  3,959,060
Total                                                                                                     8,873,346

Financial services (25.0%)
Amsterdam Funding
       03-01-01                                              6.30              2,000,000(b)               2,000,000
       04-18-01                                              5.59              3,000,000(b)               2,977,800
       05-09-01                                              5.28              2,000,000(b)               1,979,952
BBV Finance (Delaware)
       05-30-01                                              5.07              5,000,000                  4,937,375
       07-11-01                                              5.33              3,000,000                  2,942,470
       07-16-01                                              5.44              2,500,000                  2,449,291
       07-18-01                                              5.35              5,000,000                  4,898,839
       07-23-01                                              5.29              5,000,000                  4,896,400
       08-13-01                                              5.16              3,000,000                  2,930,700
Caterpillar Financial Services
       03-23-01                                              6.28              2,200,000                  2,191,584
       06-18-01                                              5.21              3,000,000                  2,953,403
CIT Group Holdings
       04-05-01                                              5.40              3,000,000                  2,984,338
       04-13-01                                              5.38              4,000,000                  3,974,439
       04-24-01                                              5.65              5,000,000                  4,958,000
       04-26-01                                              5.36              3,000,000                  2,975,173
       05-04-01                                              5.43              5,000,000                  4,952,178
       05-07-01                                              5.25              4,700,000                  4,654,514
       05-24-01                                              5.28              4,000,000                  3,951,280
       01-18-02                                              5.82              3,000,000(c)               3,000,000
Corporate Receivables
       04-10-01                                              5.50              3,000,000(b)               2,981,767
       04-11-01                                              5.53              4,000,000(b)               3,974,944
Delaware Funding
       03-26-01                                              5.43              3,500,000(b)               3,486,851
       04-24-01                                              5.44              4,000,000                  3,967,600
Edison Asset Securitization
       03-06-01                                              5.65              2,000,000(b)               1,998,431
       04-03-01                                              5.39              3,000,000(b)               2,985,260
       04-23-01                                              5.56              2,000,000(b)               1,983,776
Enterprise Funding
       03-19-01                                              6.35              2,000,000(b)               1,993,670
       04-02-01                                              5.43              1,000,000(b)                 995,200
       07-16-01                                              5.24              3,000,000(b)               2,941,318
Falcon Asset
       03-21-01                                              5.47              1,000,000(b)                 996,972
       06-15-01                                              5.36              3,000,000(b)               2,953,360
       06-22-01                                              5.37              3,000,000(b)               2,950,280
GMAC
       04-12-01                                              5.53              2,200,000                  2,185,909
       04-30-01                                              5.44              5,000,000                  4,955,083
       05-09-01                                              5.28              5,700,000                  5,642,862
       05-10-01                                              5.28              8,000,000                  7,918,644
       06-05-01                                              5.19              5,000,000                  4,931,733
Household Finance
       07-27-01                                              5.12              3,700,000                  3,623,792
John Deere Capital
       03-07-01                                              6.27              5,000,000                  4,994,783
Paccar Financial
       03-06-01                                              6.28              4,000,000                  3,996,516
       03-23-01                                              6.24              4,000,000                  3,984,796
Park Avenue Receivables
       03-01-01                                              5.55              3,300,000(b)               3,300,000
Preferred Receivables
       03-14-01                                              5.47              3,000,000(b)               2,994,085
       03-20-01                                              5.45              4,000,000(b)               3,988,537
       03-21-01                                              5.47              1,000,000(b)                 996,972
Receivables Capital
       03-12-01                                              6.41              2,000,000(b)               1,996,089
       03-15-01                                              6.38              2,000,000(b)               1,995,053
       04-02-01                                              5.44              2,300,000(b)               2,288,940
       05-01-01                                              5.27              2,000,000(b)               1,982,310
Sheffield Receivables
       03-09-01                                              5.49              2,400,000(b)               2,397,077
       03-12-01                                              5.49              4,000,000(b)               3,993,302
Variable Funding Capital
       04-13-01                                              5.54              2,200,000(b)               2,185,547
       04-17-01                                              5.43              3,000,000(b)               2,978,889
       07-16-01                                              5.46              2,000,000(b)               1,959,281
Verizon Global Funding
       03-02-01                                              6.25              2,500,000                  2,499,566
       04-30-01                                              5.06             11,500,000                 11,403,783
       05-03-01                                              5.32              3,000,000                  2,972,333
       05-21-01                                              5.21              4,400,000                  4,349,015
Verizon Network Funding
       03-13-01                                              6.33              4,000,000                  3,991,573
       05-02-01                                              5.32              3,000,000                  2,972,772
       05-04-01                                              5.26              5,000,000                  4,953,689
       05-16-01                                              5.29              3,000,000                  2,966,877
Windmill Funding
       03-02-01                                              6.25              2,000,000(b)               1,999,653
       05-03-01                                              5.28              5,000,000(b)               4,954,238
Total                                                                                                   219,170,864

Food (2.0%)
Cargill
       07-06-01                                              5.39              3,000,000(b)               2,944,014
       07-06-01                                              5.43              3,100,000(b)               3,041,711
Cargill Global Funding
       06-08-01                                              5.34              4,600,000(b)               4,533,461
Heinz (HJ)
       03-02-01                                              6.30              4,800,000                  4,799,160
       03-07-01                                              6.19              2,000,000                  1,997,940
Total                                                                                                    17,316,286

Health care (2.1%)
Glaxo Wellcome
       04-10-01                                              5.45              3,500,000(b)               3,478,922
       05-02-01                                              5.28             10,000,000(b)               9,909,928
       05-04-01                                              5.24              5,000,000(b)               4,953,867
Total                                                                                                    18,342,717

Household products (0.7%)
Colgate-Palmolive
       03-08-01                                              6.21              5,000,000(b)               4,993,972
Kimberly-Clark
       07-13-01                                              5.49              1,500,000(b)               1,469,962
Total                                                                                                     6,463,934

Industrial equipment & services (0.3%)
Illinois Tool Works
       03-27-01                                              5.46              3,000,000                  2,988,213

Insurance (1.1%)
American General
       04-04-01                                              5.37              2,700,000                  2,686,383
American General Finance
       03-02-01                                              6.35              2,000,000                  1,999,647
       05-01-01                                              5.58              2,500,000                  2,476,574
       05-11-01                                              5.41              2,500,000                  2,473,622
Total                                                                                                     9,636,226

Media (0.3%)
Gannett
       03-07-01                                              5.49              3,000,000(b)               2,997,260

Metals (0.6%)
Alcoa
       04-27-01                                              5.19              5,000,000                  4,959,229

Miscellaneous (3.4%)
Barton Capital
       03-05-01                                              5.48              4,000,000(b)               3,997,564
       03-14-01                                              5.47              3,000,000(b)               2,994,085
Charta
       03-28-01                                              5.46              4,000,000(b)               3,983,680
       05-01-01                                              5.27              2,400,000(b)               2,378,772
       05-23-01                                              5.11              2,000,000(b)               1,976,714
CXC
       05-02-01                                              5.40              4,000,000(b)               3,963,144
       05-07-01                                              5.28              3,000,000(b)               2,970,799
Fleet Funding
       04-05-01                                              5.38              3,800,000(b)               3,780,235
USAA Capital
       05-04-01                                              5.17              4,100,000                  4,062,682
Total                                                                                                    30,107,675

See accompanying notes to investments in securities
---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -69-



AXP VP - Cash Management Fund

Commercial paper (continued)
Issuer                                                   Annualized             Amount                Value(a)
                                                        yield on date         payable at
                                                         of purchase           maturity

Multi-industry conglomerates (4.9%)
GE Capital Intl Funding
       03-01-01                                              5.52%           $14,300,000(b)             $14,300,000
       04-09-01                                              5.38              4,500,000(b)               4,473,919
       04-16-01                                              5.38              5,000,000(b)               4,965,883
       04-23-01                                              5.38              3,000,000(b)               2,976,415
       04-25-01                                              5.37              2,900,000(b)               2,876,385
       05-22-01                                              5.39              5,000,000(b)               4,939,411
       05-25-01                                              5.35              5,000,000(b)               4,937,667
       06-21-01                                              5.46              3,100,000(b)               3,048,209
Total                                                                                                    42,517,889

Utilities -- electric (4.0%)
Alabama Power
       04-03-01                                              5.45              4,000,000                  3,980,127
Natl Rural Utilities
       04-11-01                                              5.39              3,800,000                  3,776,803
       04-19-01                                              5.38              4,000,000                  3,970,927
       04-25-01                                              5.17              4,000,000                  3,968,650
       04-26-01                                              5.38              3,000,000                  2,975,080
       05-24-01                                              5.39              5,100,000                  5,036,692
UBS Finance (Delaware)
       03-02-01                                              6.26              5,000,000                  4,999,131
       03-05-01                                              6.18              4,000,000                  3,997,253
       08-02-01                                              5.11              2,100,000                  2,055,083
Total                                                                                                    34,759,746

Utilities -- telephone (0.3%)
SBC Communications
       03-29-01                                              5.44              2,900,000(b)               2,887,775

Total commercial paper
(Cost: $773,182,996)                                                                                   $773,182,996

Letters of credit (3.1%)
Issuer                                                   Annualized             Amount                Value(a)
                                                        yield on date         payable at
                                                         of purchase           maturity
Bank of America-
AES Hawaii
       03-16-01                                              5.46%            $4,000,000                 $3,990,917
Bank of America-
AES Shady Point
       04-06-01                                              5.38              6,500,000                  6,465,224
       04-10-01                                              5.40              4,700,000                  4,671,957
       05-08-01                                              5.32              4,700,000                  4,653,214
Toronto Dominion Bank-
Presbyterian Healthcare Services
       03-08-01                                              5.79              5,000,000                  4,994,381
U.S. Bank-
Midwest
       05-14-01                                              5.31              2,000,000                  1,978,417

Total letters of credit
(Cost: $26,754,110)                                                                                     $26,754,110

Total investments in securities
(Cost: $878,537,106)(d)                                                                                $878,537,106


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2001.

(d) Also represents the cost of securities for federal income tax purposes at Feb. 28, 2001.


---------------------------------------------------------------------
-70- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Investments in Securities

AXP VP - Diversified Equity Income Fund
Feb. 28, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.5%)
Issuer                                           Shares        Value(a)

Aerospace & defense (0.7%)
Goodrich (BF)                                     5,355       $216,556

Airlines (0.8%)
AMR                                               7,900(b)     262,675

Automotive & related (5.7%)
Delphi Automotive Systems                        25,545        358,396
Eaton                                             2,711        192,888
Ford Motor                                       21,627        601,447
General Motors                                    8,750        466,550
Visteon                                          15,278        220,003
Total                                                        1,839,284

Banks and savings & loans (2.5%)
FleetBoston Financial                            11,404        470,415
Washington Mutual                                 6,300        323,631
Total                                                          794,046

Beverages & tobacco (3.2%)
Diageo ADR                                        8,268(c)     334,689
Philip Morris                                    14,031        676,013
Total                                                        1,010,702

Building materials & construction (0.6%)
Martin Marietta Materials                         4,126        189,590

Chemicals (0.9%)
Dow Chemical                                      8,727        286,333

Computer software & services (0.7%)
Computer Associates Intl                          7,030        219,266

Computers & office equipment (6.9%)
Compaq Computer                                  21,604        436,400
Computer Sciences                                 3,843(b)     229,466
Electronic Data Systems                           3,320        211,916
First Data                                        4,669        288,357
Hewlett-Packard                                   9,600        276,960
Intl Business Machines                            2,745        274,226
Pitney Bowes                                      6,900        234,945
Solectron                                         9,349(b)     254,760
Total                                                        2,207,030

Electronics (1.7%)
Axcelis Technologies                              3,194(b)      29,445
Natl Semiconductor                               13,904(b)     283,919
Thomas & Betts                                   12,700        242,316
Total                                                          555,680

Energy (5.6%)
BP Amoco ADR                                      6,205(c)     307,768
Chevron                                           7,890        675,857
Conoco Cl A                                      17,250        487,313
Kerr-McGee                                        5,237        338,520
Total                                                        1,809,458

Energy equipment & services (1.9%)
McDermott Intl                                   30,550        395,622
Pioneer Natural Resources                        13,041(b)     219,741
Total                                                          615,363

Financial services (7.3%)
Citigroup                                         5,801        285,293
Lehman Brothers Holdings                         19,323      1,326,524
Morgan Stanley, Dean
    Witter, Discover & Co                        10,955        713,499
Total                                                        2,325,316

Food (0.9%)
SUPERVALU                                        19,835        278,285

Furniture & appliances (1.0%)
Whirlpool                                         6,000        317,220

Health care (1.0%)
Watson Pharmaceuticals                            6,062(b)     336,441

Health care services (3.6%)
Aetna                                            17,630(b)     656,365
PacifiCare Health Systems                        12,984(b)     507,999
Total                                                        1,164,364

Household products (1.2%)
Newell Rubbermaid                                14,335        377,154

Industrial equipment & services (5.1%)
Caterpillar                                       9,078        377,645
Illinois Tool Works                               5,927        358,880
Ingersoll-Rand                                   10,990        476,416
Parker-Hannifin                                   9,669        416,057
Total                                                        1,628,998

Insurance (10.3%)
Aon                                              14,450        495,201
CIGNA                                             1,650        180,956
Jefferson-Pilot                                   4,750        320,673
Lincoln Natl                                      7,100        311,477
Loews                                            11,878      1,290,781
SAFECO                                           16,022        348,479
Torchmark                                         9,400        326,932
Total                                                        3,274,499

Leisure time & entertainment (1.3%)
Mattel                                           24,400        413,824

Media (3.3%)
Donnelley (RR) & Sons                             7,573        224,539
Gannett                                           3,843        254,176
Knight-Ridder                                     4,280        255,730
USA Networks                                     13,134(b)     309,470
Total                                                        1,043,915

Metals (2.0%)
Alcoa                                            17,817        637,136

Miscellaneous (1.7%)
Fluor                                             9,145(b)     348,608
Stilwell Financial                                6,398        204,096
Total                                                          552,704

Multi-industry conglomerates (6.4%)
Crane                                            12,196        325,023
Diebold                                           6,654        184,649
Dover                                             6,000        230,160
Eastman Kodak                                     7,974        358,830
Hanson ADR                                       13,182(c)     428,415
Textron                                           3,062        162,225
YORK Intl                                        11,739        375,648
Total                                                        2,064,950

Paper & packaging (1.4%)
Intl Paper                                       12,054        453,954

Real estate investment trust (3.9%)
Crescent Real Estate Equities                    17,387        369,300
Equity Residential
    Properties Trust                              5,409        281,809
JDN Realty                                       15,272        193,191
Vornado Realty Trust                             10,964        414,548
Total                                                        1,258,848

Retail (3.6%)
Albertson's                                      20,900        607,145
Charming Shoppes                                 43,200(b)     275,400
Limited                                          15,936        281,270
Total                                                        1,163,815

Textiles & apparel (0.4%)
Kellwood                                          5,645        125,037

Transportation (1.1%)
Burlington Northern Santa Fe                     11,573        347,306

Utilities -- electric (1.3%)
Dominion Resources                                5,353        350,943
Sempra Energy                                     3,200         71,520
Total                                                          422,463

Utilities -- gas (--%)
El Paso                                               1             66

Utilities -- telephone (8.5%)
AT&T                                             26,700        614,100
AT&T - Liberty Media
    Group Cl A                                   16,520(b)     242,844
BellSouth                                        11,105        465,966
SBC Communications                               10,889        519,405
Sprint (FON Group)                               13,900        310,804
Verizon Communications                           11,742        581,229
Total                                                        2,734,348

Total common stocks
(Cost: $29,957,799)                                        $30,926,626

See accompanying notes to investments in securities
---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -71-

AXP VP - Diversified Equity Income Fund

Short-term securities (5.0%)
Issuer                                Annualized       Amount        Value(a)
                                     yield on date   payable at
                                      of purchase     maturity
U.S. government agencies
Federal Home Loan Bank Disc Nt
       04-06-01                           5.28%       $700,000        $696,223
Federal Home Loan Mtge Corp Disc Nts
       03-01-01                           6.10         400,000         399,927
       04-17-01                           5.29         500,000         496,500

Total short-term securities
(Cost: $1,592,898)                                                  $1,592,650

Total investments in securities
(Cost: $31,550,697)(d)                                             $32,519,276


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Feb. 28, 2001, the value of foreign securities represented 3.34% of net assets.

(d) At Feb. 28, 2001,  the cost of securities for federal income tax purposes
    was  approximately   $31,551,000  and  the  approximate  aggregate  gross
    unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation             $ 2,113,000
    Unrealized depreciation              (1,145,000)
                                         ----------
    Net unrealized appreciation         $   968,000
                                        -----------

---------------------------------------------------------------------
-72- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Investments in Securities

AXP VP - Emerging Markets Fund
Feb. 28, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (85.7%)(c)
Issuer                                               Shares         Value(a)
Argentina (1.5%)
Commercial finance
Grupo Financiero Galicia ADR                          5,300(b)       $81,819

Brazil (8.4%)
Beverages & tobacco (2.4%)
Companhia de Bebidas
    das Americas ADR                                  5,400(b)       132,840

Energy (2.6%)
Petroleo Brasileiro                                   5,100          143,504

Miscellaneous (1.3%)
Tele Centro Oeste Celular
    Participacoes ADR                                 6,400           73,600

Utilities -- electric (1.2%)
Companhia Paranaense
    de Energia ADR                                    6,900           64,860

Utilities -- telephone (0.9%)
Tele Norte Leste
    Participacoes ADR                                 2,250           48,825

Chile (2.1%)
Retail (0.5%)
Distribucion y Servicio
    D&S ADR                                           1,600           24,960

Utilities -- electric (1.6%)
Enersis ADR                                           4,834(b)        86,287

China (2.1%)
Airlines (0.9%)
China Southern Airlines                             168,000(b)        51,693
Energy equipment & services
CNOOC                                                71,000(b)        63,719

Czech Fed Republic (1.0%)
Utilities -- electric
Ceske Energeticke Zavody                             19,713(b)        53,701

Hong Kong (10.3%)
Communications equipment & services (3.1%)
China Mobile                                         31,000(b)       169,707

Financial services (6.1%)
China Everbright                                     90,000          105,001
Hong Kong Exchanges
    & Clearing                                       56,000          118,104
Sun Hung Kai Properties                              10,000          111,540
Total                                                                334,645

Multi-industry conglomerates (1.1%)
Swire Pacific Cl A                                    8,500           58,302

Hungary (1.9%)
Banks and savings & loans (1.0%)
OTP Bank ADR                                          1,060           52,338

Energy (0.9%)
MOL Magyar Olaj-es
    Gazipari ADR                                      2,939           48,640

India (7.1%)
Beverages & tobacco (2.3%)
ITC GDR                                               7,537(d)       123,607

Computers & office equipment (3.6%)
HCL Technologies                                      6,350           84,928
Infosys Technologies                                    834          112,116
Total                                                                197,044

Textiles & apparel (1.2%)
Reliance Inds GDR                                     3,737(d)        67,453

Israel (3.6%)
Computers & office equipment (2.6%)
Check Point Software
    Technologies                                      2,219(b)       142,293

Electronics (1.0%)
Orbotech                                              1,354(b)        52,383

Malaysia (0.9%)
Leisure time & entertainment
Tanjong Public                                       25,000           46,711

Mexico (11.4%)
Banks and savings & loans (3.2%)
Grupo Financiero
    Banamex Accival                                  96,000          175,480

Beverages & tobacco (1.5%)
Coca-Cola Femsa ADR                                   4,000           83,400

Building materials & construction (1.1%)
Cemex ADR                                             2,750           57,943

Financial services (2.5%)
Grupo Financiero
    BBVA Bancomer                                   205,800(b)       137,836

Utilities -- telephone (3.1%)
Telefonos de Mexico
    ADR Cl L                                          5,192          167,493

Poland (1.0%)
Utilities -- telephone
Telekomunikacja Polska                                9,514           55,212

Russia (3.6%)
Communications equipment & services (0.9%)
Mobile Telesystems ADR                                1,889(b)        48,868

Miscellaneous (1.0%)
Surgutneftegaz ADR                                    5,065           55,003

Utilities -- electric (0.9%)
RAO Unified Energy
    Systems ADR                                       4,693           44,490
XAO Mosenergo ADR                                    15,744(b)        51,168
Total                                                                 95,658

South Africa (5.2%)
Banks and savings & loans (2.0%)
Nedcor                                                2,675           54,359
Standard Bank Investment                             14,177           55,416
Total                                                                109,775

Beverages & tobacco (1.0%)
South African Breweries                               7,100           53,576

Metals (2.2%)
Anglo American Platinum                               2,499          119,030

South Korea (12.8%)
Banks and savings & loans (1.1%)
Kookmin Bank                                          3,600           51,958
Kookmin Bank GDR                                      4,100           58,835
Total                                                                110,793

Communications equipment & services (1.7%)
SK Telecom                                              220           37,278
SK Telecom ADR                                        2,800           54,572
Total                                                                 91,850

Electronics (4.8%)
Samsung Electronics                                     590           87,975
Samsung Electronics GDR                               1,100(d)        88,963
Samsung Electro Mechanics                             2,310           80,678
Samsung SDI                                           1,720           87,913
Total                                                                345,529

Utilities -- electric (1.5%)
Korea Electric Power ADR                              7,550(b)        82,295

Utilities -- telephone (1.2%)
Korea Telecom ADR                                     2,200           66,000

See accompanying notes to investments in securities
---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -73-

AXP VP - Emerging Markets Fund

Issuer                                Shares       Value(a)

Taiwan (11.3%)
Computers & office equipment (1.9%)
Synnex Technology Intl GDR             12,805       $105,641

Electronics (8.4%)
Hon Hai Precision Inds GDR              5,840(d)      88,330
Macronix Intl ADR                       1,800         27,338
Siliconware Precision
    Inds ADR                            8,000(b)      32,000
Taiwan Semiconductor
    Mfg ADR                             8,197(b)     154,350
United Microelectronics ADR            16,200(b)     155,681
Total                                                457,699

Miscellaneous (1.0%)
Compal Electronics GDR                  6,300         53,550

United Kingdom (1.7%)
Metals
Billiton ADR                           20,000         91,875
Total common stocks
(Cost: $4,976,703)                                $4,683,437

Preferred stock (2.2%) (c)
Issuer                                 Shares       Value(a)
Brazil
Banks and savings & loans
Banco Itau                          1,439,000       $120,063
Total preferred stock
(Cost: $123,623)                                    $120,063

Short-term security (9.1%)
Issuer                           Annualized       Amount        Value(a)
                                yield on date   payable at
                                 of purchase     maturity
U.S. government agency
Federal Natl Mtge Assn Disc Nt
       04-18-01                      5.31%        $500,000        $496,413

Total short-term security
(Cost: $496,487)                                                  $496,413

Total investments in securities
(Cost: $5,596,813)(e)                                           $5,299,913


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) At Feb. 28, 2001,  the cost of securities for federal income tax purposes
    was  approximately   $5,597,000  and  the  approximate   aggregate  gross
    unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation         $ 221,000
    Unrealized depreciation          (518,000)
                                     --------
    Net unrealized depreciation     $(297,000)
                                    ---------

---------------------------------------------------------------------
-74- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


Investments in Securities

AXP VP - Extra Income Fund
Feb. 28, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (82.3%)
Issuer                                                     Coupon              Principal              Value(a)
                                                            rate                amount
Government obligations & agencies (0.2%)
Republic of Brazil
    (U.S. Dollar)
       04-15-14                                              8.00%            $1,354,551(c)              $1,070,949

Aerospace & defense (2.0%)
BE Aerospace
    Sr Sub Nts Series B
       02-01-06                                              9.88                500,000                    511,250
       03-01-08                                              8.00                800,000                    788,000
Compass Aerospace
    Company Guaranty Series B
       04-15-05                                             10.13              2,010,000                    402,000
    Company Guaranty Series D
       04-15-05                                             10.13              1,000,000                    200,000
Fairchild
    Company Guaranty
       04-15-09                                             10.75              5,625,000                  4,500,000
Sequa
    Sr Nts
       08-01-09                                              9.00              5,500,000                  5,568,750
Total                                                                                                    11,970,000

Automotive & related (1.4%)
Exide
       04-29-05                                              9.85              1,000,000(k)                 890,000
French (JL) Auto Casting
    Company Guaranty Series B
       06-01-09                                             11.50              3,670,000                  1,468,000
Hayes Lemmerz Intl
    Company Guaranty Series B
       07-15-07                                              9.13                900,000                    625,500
Lear
    Company Guaranty Series B
       05-15-09                                              8.11              2,850,000                  2,825,405
MSX Intl
    Company Guaranty
       01-15-08                                             11.38              2,725,000                  2,398,000
Venture Holdings Trust
    Sr Nts Series B
       07-01-05                                              9.50                445,000                    224,725
Total                                                                                                     8,431,630

Beverages & tobacco (0.4%)
Constellation Brands
    Company Guaranty
       08-01-06                                              8.63              2,085,000                  2,147,550

Building materials & construction (1.8%)
K Hovnanian Enterprises
    Company Guaranty
       10-01-07                                             10.50              2,750,000                  2,791,250
Nortek
    Sr Nts Series B
       09-01-07                                              9.13              1,800,000                  1,777,500
WCI Communities
    Sr Sub Nts
       02-15-11                                             10.63              6,375,000(d)               6,470,625
Total                                                                                                    11,039,375

Chemicals (3.4%)
Allied Waste North America
    Company Guaranty Series B
       01-01-09                                              7.88              7,650,000                  7,363,125
       08-01-09                                             10.00              2,275,000                  2,326,188
Georgia Gulf
       11-15-05                                              7.63                900,000                    876,516
Huntsman
    Sr Sub Nts
       07-01-07                                              9.50              1,450,000(d)               1,218,000
Lyondell Chemical
    Series B
       05-01-07                                              9.88              3,050,000                  3,149,125
PMD Group
    Sr Sub Nts
       02-28-11                                             11.00              1,775,000(d)               1,819,375
Sovereign Specialty Chemical
       03-15-10                                             11.88              1,500,000                  1,500,000
Sterling Chemicals
    Company Guaranty Series B
       07-15-06                                             12.38              2,250,000                  2,227,500
Total                                                                                                    20,479,829

Commercial finance (0.2%)
Advance Holding
    Zero Coupon Series B
       04-15-03                                             12.33              1,900,000(h)               1,047,375

Communications equipment & services (14.9%)
360networks
    (U.S. Dollar) Sr Nts
       05-01-08                                             13.00              5,860,000(c)               5,039,600
       08-01-09                                             12.00                400,000(c)                 316,000
Birch Telecom
    Sr Nts
       06-15-08                                             14.00              3,000,000                  1,800,000
Cable Satisfaction Intl
    (U.S. Dollar)
       03-01-10                                             12.75              1,585,000(c)               1,077,800
Dobson/Sygnet Communications
    Sr Nts
       12-15-08                                             12.25              3,400,000                  3,638,000
EchoStar DBS
    Sr Nts
       02-01-09                                              9.38              5,250,000                  5,302,500
Equinix
    Sr Nts
       12-01-07                                             13.00              1,680,000                  1,159,200
Fairpoint Communications
    Sr Sub Nts
       05-01-10                                             12.50                600,000                    588,000
    Sr Sub Nts Series B
       05-01-08                                              9.50              1,100,000                    935,000
Global Telesystems
    (U.S. Dollar) Sr Nts
       12-15-07                                             11.50              4,150,000(b,c)               166,000
       06-15-08                                             10.88              2,700,000(b,c)               108,000
GT Group Telecom
       06-30-08                                              9.89              4,000,000(k)               3,170,000
    (U.S. Dollar) Zero Coupon Sr Disc Nts
       02-01-05                                             17.89              4,765,000(c,h)             2,072,775
Horizon PCS
    Zero Coupon Company Guaranty
       10-01-05                                             14.40              5,325,000(d,h)             2,422,875
Insight Midwest/Insight Capital
    Sr Nts
       11-01-10                                             10.50              3,640,000(d)               3,922,100
IPCS
    Zero Coupon Sr Disc Nts
       07-15-05                                             13.45              3,155,000(h)               1,451,300
KMC Telecom Holdings
    Sr Nts
       05-15-09                                             13.50              3,000,000                    960,000
    Zero Coupon Sr Disc Nts
       02-15-03                                             12.68              2,700,000(h)                 351,000
Lucent Technologies
       07-15-06                                              7.25              1,600,000                  1,417,280
NATG Holdings LLC/Orius Capital
    Company Guaranty Series B
       02-01-10                                             12.75              2,200,000                  1,936,000
Nextel Communications
    Sr Nts
       02-01-11                                              9.50             12,550,000(d)              11,765,625
Nextel Partners
    Sr Nts
       03-15-10                                             11.00              1,100,000                  1,064,250
NTL
    Sr Nts Series B
       02-01-06                                             11.50              3,100,000                  3,053,500
       02-15-07                                             10.00              3,500,000                  3,220,000
NTL Communications
    Zero Coupon Sr Nts Series B
       10-01-03                                             10.51              1,500,000(h)                 967,500

See accompanying notes to investments in securities
---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -75-


AXP VP - Extra Income Fund

Bonds (continued)
Issuer                                                     Coupon              Principal              Value(a)
                                                            rate                amount
Price Communications Wireless
    Company Guaranty Series B
       12-15-06                                              9.13%            $8,550,000                 $8,892,000
Rhythms NetConnections
    Sr Nts
       04-15-09                                             12.75              1,750,000                    472,500
       02-15-10                                             14.00              2,500,000                    625,000
Spectrasite Holdings
    Zero Coupon Sr Disc Nts
       04-15-04                                             12.21              4,475,000(h)               2,752,125
Telehub Communications
    Zero Coupon Company Guaranty
       07-31-01                                             13.88              3,000,000(b,h)               240,000
Tritel PCS
    Sr Sub Nts
       01-15-11                                             10.38              2,540,000(d)               2,559,050
Triton PCS
    Sr Sub Nts
       02-01-11                                              9.38              2,200,000(d)               2,200,000
UbiquiTel
    Zero Coupon Company Guaranty
       04-15-05                                             12.73              4,900,000(h)               2,180,500
Vialog
    Company Guaranty
       11-15-01                                             12.75              3,720,000                  3,571,200
Voicestream Wireless/
Voicestream Wireless Holdings
    Sr Nts
       11-15-09                                             10.38              3,693,748                  4,118,529
Williams Communications Group
    Sr Nts
       10-01-09                                             10.88              3,000,000                  2,662,500
Total                                                                                                    88,177,709

Computers & office equipment (0.6%)
Globix
    Sr Nts
       02-01-10                                             12.50              8,175,000                  3,392,625

Energy (1.9%)
AES Drax Energy
    (U.S. Dollar)
       08-30-10                                             11.50                800,000(c,d)               874,000
Energy Corp of America
    Sr Sub Nts Series A
       05-15-07                                              9.50              3,050,000                  2,455,250
Grant Prideco
    Sr Nts
       12-01-07                                              9.63              4,400,000(d)               4,620,000
Hurricane Hydrocarbons
    (U.S. Dollar) Sr Nts
       12-31-01                                             16.00                302,452(b,c,d)             296,402
Lodestar Holdings
    Company Guaranty
       05-15-05                                             11.50              5,565,000(b)                 222,600
Ocean Energy
    Company Guaranty Series B
       07-01-08                                              8.38              2,750,000                  2,909,665
Total                                                                                                    11,377,917

Financial services (2.6%)
American Tower
    Sr Nts
       02-01-09                                              9.38              1,225,000(d)               1,234,188
AOA Holdings LLC
    Sr Nts
       06-01-06                                             10.38              2,500,000                  2,375,000
Indah Kiat Finance Mauritius
    (U.S. Dollar) Company Guaranty
       07-01-07                                             10.00              1,955,000(c)                 537,625
LaBranche
    Sr Nts
       08-15-04                                              9.50                660,000                    697,138
    Sr Sub Nts
       03-02-07                                             12.00              3,200,000                  3,480,000
RBF Finance
    Company Guaranty
       03-15-09                                             11.38              3,860,000                  4,709,200
SBA Communications
    Sr Nts
       02-01-09                                             10.25              2,400,000(d)               2,430,000
Total                                                                                                    15,463,151

Food (1.2%)
Aurora Foods
    Sr Sub Nts Series B
       02-15-07                                              9.88              1,455,000                  1,109,438
    Sr Sub Nts Series D
       02-15-07                                              9.88              4,670,000                  3,560,875
Del Monte Foods
    Zero Coupon Sr Disc Nts Series B
       12-15-02                                             14.48                710,000(h)                 617,700
RAB Enterprises
    Company Guaranty
       05-01-05                                             10.50              2,400,000                  1,728,000
Total                                                                                                     7,016,013

Health care services (3.2%)
HCA-The Healthcare
       05-20-08                                              7.25                400,000                    389,000
       09-01-10                                              8.75              4,375,000                  4,599,219
Magellan Health Services
    Sr Sub Nts
       02-15-08                                              9.00              3,115,000                  2,896,950
Paracelsus Healthcare
    Sr Sub Nts
       08-15-06                                             10.00              4,385,000(b)               1,754,000
Physician Sales & Service
    Company Guaranty
       10-01-07                                              8.50              1,900,000                  1,444,000
Tenet Healthcare
    Sr Nts Series B
       09-01-10                                              9.25              2,225,000                  2,419,688
    Sr Sub Nts Series B
       12-01-08                                              8.13              5,600,000                  5,676,999
Total                                                                                                    19,179,856

Household products (0.5%)
Revlon Consumer Products
    Sr Nts
       02-01-06                                              8.13              2,800,000                  2,016,000
       11-01-06                                              9.00              1,600,000                  1,184,000
Total                                                                                                     3,200,000

Industrial equipment & services (0.6%)
Motors & Gears
    Sr Nts Series D
       11-15-06                                             10.75              2,935,000                  2,817,600
Thermadyne Holdings
    Zero Coupon
       06-01-03                                             12.49              3,000,000(h)                  90,000
Thermadyne Mfg
    Company Guaranty
       06-01-08                                              9.88              2,000,000                    745,000
Total                                                                                                     3,652,600

Insurance (0.5%)
Americo Life
    Sr Sub Nts
       06-01-05                                              9.25              3,075,000                  2,959,688

Leisure time & entertainment (7.1%)
Alliance Atlantis Communications
    (U.S. Dollar) Sr Sub Nts
       12-15-09                                             13.00              1,750,000(c)               1,859,375
Cinemark USA
    Sr Sub Nts Series B
       08-01-08                                              9.63              2,000,000                  1,640,000
Coast Hotels & Casino
    Company Guaranty
       04-01-09                                              9.50              1,145,000                  1,150,725
    Sr Sub Nts
       04-01-09                                              9.50              4,535,000(d)               4,557,675
Hammons (JQ) Hotels
    1st Mtge
       02-15-04                                              8.88              4,700,000                  4,506,125
Hollywood Casino Shreveport
    1st Mtge
       08-01-06                                             13.00              1,500,000                  1,635,000
Horseshoe Gaming Holdings
    Company Guaranty
       06-15-07                                              9.38              1,380,000                  1,407,600
       05-15-09                                              8.63              1,620,000                  1,624,050
Icon Health & Fitness
    Company Guaranty
       09-27-05                                             12.00                444,000(d)                 243,090
Isle of Capri Casinos/Capital
    1st Mtge Series B
       08-31-04                                             13.00              2,750,000                  2,983,750
Lodgenet Entertainment
    Sr Nts
       12-15-06                                             10.25              2,000,000                  2,027,500
Premier Cruises
    Sr Nts
       03-15-08                                             11.00              2,000,000(b,d,i)                  --

See accompanying notes to investments in securities
---------------------------------------------------------------------
-76- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


AXP VP - Extra Income Fund

Bonds (continued)
Issuer                                                     Coupon              Principal              Value(a)
                                                            rate                amount
Six Flags
    Sr Nts
       04-01-06                                              9.25%            $2,100,000                 $2,094,750
       06-15-07                                              9.75              2,850,000                  2,931,938
       02-01-09                                              9.50              1,150,000(d)               1,167,250
Station Casinos
    Sr Sub Nts
       07-01-10                                              9.88              2,265,000                  2,372,588
Trump Atlantic City Assn/Funding
    1st Mtge Company Guaranty
       05-01-06                                             11.25             12,400,000                  8,400,999
United Artists Theatres
    Series 1995A
       07-01-15                                              9.30              2,645,638                  1,986,847
Total                                                                                                    42,589,262

Media (10.0%)
Adelphia Communications
    Sr Nts
       10-01-10                                             10.88              3,250,000                  3,432,813
Australis Holdings
    (U.S. Dollar) Sr Disc Nts
       11-01-02                                             15.00              2,260,000(b,c)                 4,068
Australis Media
    (U.S. Dollar)
       05-15-03                                             15.75              4,547,958(b,c)                45,004
Benedek Communications
    Zero Coupon Sr Disc Nts
       05-15-01                                             16.55              3,300,000(h)               2,475,000
Big City Radio
    Zero Coupon Company Guaranty
       03-15-01                                             11.25              2,000,000(h)                 900,000
Charter Communications Holdings/
Charter Capital
    Sr Nts
       04-01-09                                             10.00              2,700,000                  2,808,000
       10-01-09                                             10.75              2,600,000(d)               2,762,500
       01-15-10                                             10.25              1,650,000                  1,716,000
Charter Communications LLC/Capital
    Zero Coupon Sr Disc Nts
       04-01-04                                             14.16              2,350,000(h)               1,627,375
Coaxial Communications/Phoenix
    Company Guaranty
       08-15-06                                             10.00              3,515,000                  3,479,850
Golden Sky Systems
    Company Guaranty Series B
       08-01-06                                             12.38              2,250,000                  2,295,000
MDC Communications
    (U.S. Dollar) Sr Sub Nts
       12-01-06                                             10.50              3,250,000(c)               3,055,000
MediaCom LLC/Capital
    Sr Nts
       01-15-13                                              9.50              1,200,000(d)               1,212,000
Paxson Communications
    Sr Sub Nts
       10-01-02                                             11.63              5,500,000                  5,596,250
Pegasus Communications
    Sr Nts Series B
       10-15-05                                              9.63              6,680,000                  6,546,399
Pegasus Media & Communications
    Series B
       07-01-05                                             12.50              1,500,000                  1,560,000
Radio Unica
    Zero Coupon Company Guaranty
       08-01-02                                             14.88              1,410,000(h)                 907,688
Regional Independent Medical
    (U.S. Dollar) Sr Nts
       07-01-08                                             10.50              3,600,000(c)               3,672,000
Sinclair Broadcasting Group
    Company Guaranty
       07-15-07                                              9.00              3,450,000                  3,191,250
Telemundo Holdings
    Zero Coupon Sr Disc Nts Series B
       08-15-03                                             11.50              3,000,000(h)               2,013,750
TeleWest Communications
    (U.S. Dollar) Sr Nts
       11-01-08                                             11.25              2,000,000(c)               2,090,000
    (U.S. Dollar) Zero Coupon Sr Disc Nts
       04-15-04                                             12.58              4,850,000(c,h)             3,019,125
Veninfotel
    (U.S. Dollar) Cv Pay-in-kind
       03-01-02                                             10.00              1,215,506(b,c,g,j)         1,215,506
WRC Media/Weekly Read/Compass
    Sr Sub Nts
       11-15-09                                             12.75              1,990,000                  1,731,300
XM Satellite Radio
       03-15-10                                             14.00              2,200,000                  1,496,000
Total                                                                                                    58,851,878

Metals (1.7%)
Great Lakes Carbon
    Company Guaranty Pay-in-kind Series B
       05-15-08                                             10.25              4,965,000(g)               2,619,038
Imexsa Export Trust
    (U.S. Dollar)
       05-31-03                                             10.13                536,779(c,d)               512,624
Maxxam Group Holdings
    Sr Nts Series B
       08-01-03                                             12.00              4,000,000                  3,694,999
Oregon Steel Mills
    1st Mtge
       06-15-03                                             11.00              3,025,000                  2,450,250
Sheffield Steel
    1st Mtge Series B
       12-01-05                                             11.50              2,000,000                    720,000
WCI Steel
    Sr Nts Series B
       12-01-04                                             10.00                400,000                    337,000
Total                                                                                                    10,333,911

Miscellaneous (6.6%)
Actuant
    Company Guaranty
       05-01-09                                             13.00                285,000                    285,713
Adams Outdoor Advertising
    Sr Nts
       03-15-06                                             10.75              4,490,000                  4,602,250
Advanced Glassfiber Yarn
    Sr Sub Nts
       01-15-09                                              9.88              3,620,000                  2,986,500
Argo-Tech
    Company Guaranty Series D
       10-01-07                                              8.63              3,950,000                  3,436,500
Bistro Trust
       12-31-02                                              9.50              1,000,000(d)               1,024,890
Centaur Mining & Exploration
    (U.S. Dollar) Company Guaranty
       12-01-07                                             11.00              1,500,000(c)                 255,000
Consolidated Container/
Consolidated Container Capital
       07-15-09                                             10.13              3,350,000                  3,283,000
Evercom
    Company Guaranty Sr Nts Series B
       06-30-07                                             11.00                195,000                    136,500
Falcon Products
    Company Guaranty Series B
       06-15-09                                             11.38              3,250,000                  3,055,000
ISG Resources
       04-15-08                                             10.00              3,885,000                  2,097,900
Nationwide Credit
    Sr Nts Series A
       01-15-08                                             10.25                835,000                    267,200
NSM Steel
    Company Guaranty
       02-01-06                                             12.00                779,610(b,d)                31,184
       02-01-08                                             12.25              1,200,000(b,d)                24,000
Omega Cabinets
    Sr Sub Nts
       06-15-07                                             10.50              1,655,000                  1,659,138
Outsourcing Solutions
    Sr Sub Nts Series B
       11-01-06                                             11.00              7,190,000                  5,751,999
Park-Ohio Inds
    Sr Sub Nts
       12-01-07                                              9.25              3,695,000                  2,586,500
Poland Telecom Finance
    (U.S. Dollar) Company Guaranty Series B
       12-01-07                                             14.00              1,775,000(b,c)                17,750
Resolution Performance
    Sr Sub Nts
       11-30-08                                             10.37              2,000,000(d)               2,124,375
       11-15-10                                             13.50              1,975,000(d)               2,113,250
SC Intl
       09-01-07                                              9.25              3,540,000                  3,540,000
Stellex Technologies
    Sr Sub Nts Series B
       11-01-07                                              9.50              1,250,000(b)                 137,500
Total                                                                                                    39,416,149

See accompanying notes to investments in securities
---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -77-


AXP VP - Extra Income Fund

Bonds (continued)
Issuer                                                     Coupon              Principal              Value(a)
                                                            rate                amount
Multi-industry conglomerates (1.3%)
Communications & Power Inds
    Sr Sub Nts Series B
       08-01-05                                             12.00%            $1,405,000                   $857,050
Jordan Inds
    Sr Nts Series D
       08-01-07                                             10.38              6,990,000                  5,941,499
    Zero Coupon Sr Sub Debs Series B
       04-01-02                                             11.75              1,608,386(h)                 836,361
Metromedia Intl Group
    Zero Coupon Sr Disc Nts Series B
       03-30-02                                              7.28                145,650(h)                  32,043
Prime Succession
    Sr Sub Nts
       08-15-04                                             10.75              2,710,000(b)                 328,588
Total                                                                                                     7,995,541

Paper & packaging (4.8%)
Berry Plastics
    Company Guaranty Series C
       04-15-04                                             12.25              2,350,000                  2,115,000
    Sr Sub Nts
       04-15-04                                             12.25              1,115,000                  1,003,500
    Sr Sub Nts Series B
       07-15-07                                             11.00              1,450,000                  1,145,500
BPC Holding
    Sr Nts Series B
       06-15-06                                             12.50              1,938,395                    969,198
Crown Paper
    Sr Sub Nts
       09-01-05                                             11.00              4,785,000(b)                 107,663
Doman Inds
    (U.S. Dollar)
       03-15-04                                              8.75                415,000(c)                 224,100
    (U.S. Dollar) Company Guaranty
       07-01-04                                             12.00                750,000(c)                 765,000
    (U.S. Dollar) Sr Nts Series B
       11-15-07                                              9.25              2,510,000(c)               1,142,050
Gaylord Container
    Sr Nts Series B
       06-15-07                                              9.38              1,000,000                    670,000
       06-15-07                                              9.75                480,000                    338,400
    Sr Sub Nts Series B
       02-15-08                                              9.88                175,000                     61,250
Graham Packaging/GPC Capital
    Zero Coupon Sr Disc Nts Series B
       01-15-03                                             11.05              2,100,000(h)                 840,000
Packaging Corp of America
    Company Guaranty
       04-01-09                                              9.63              1,985,000                  2,114,025
Riverwood Intl
    Company Guaranty
       08-01-07                                             10.63              1,350,000                  1,410,750
    Company Guaranty Sr Nts
       04-01-06                                             10.25              2,000,000                  2,055,000
Silgan Holdings
       06-01-09                                              9.00              4,845,000                  4,651,199
Stone Container
    Sr Nts
       02-01-11                                              9.75              1,800,000(d)               1,845,000
       08-01-16                                             12.58              2,900,000                  3,074,000
Warren (SD)
       12-15-06                                             14.00              4,032,449                  4,375,207
Total                                                                                                    28,906,842

Real estate investment trust (0.8%)
Meristar Hospitality
    Sr Nts
       01-15-08                                              9.00              2,175,000(d)               2,213,063
       01-15-11                                              9.13              2,725,000(d)               2,772,687
Total                                                                                                     4,985,750

Restaurants & lodging (2.7%)
BOCA Resorts
    Company Guaranty
       04-15-09                                              9.88              2,600,000                  2,600,000
Domino's
    Company Guaranty Series B
       01-15-09                                             10.38              2,775,000                  2,719,500
MGM Mirage
    Company Guaranty
       09-15-10                                              8.50              2,500,000                  2,620,550
       02-01-11                                              8.38              2,000,000                  1,980,000
Park Place Entertainment
    Sr Sub Nts
       09-15-08                                              8.88              2,300,000                  2,334,500
Prime Hospitality
    Sr Sub Nts Series B
       04-01-07                                              9.75              4,000,000                  4,120,000
Total                                                                                                    16,374,550

Retail (1.1%)
Dairy Mart Convenience Stores
    Sr Sub Nts
       03-15-04                                             10.25              3,850,000                  1,578,500
Eye Care Centers of America
    Company Guaranty
       05-01-08                                              9.13              1,725,000                    690,000
Flooring America
    Company Guaranty
       10-15-07                                              9.25              1,109,000(b)                  22,180
Levi Strauss
    Sr Nts
       01-15-08                                             11.63              4,000,000(d)               4,190,000
Total                                                                                                     6,480,680

Textiles & apparel (0.4%)
Galey & Lord
    Company Guaranty
       03-01-08                                              9.13              3,590,000                  2,459,150
Steel Heddle Group
    Zero Coupon Series B
       06-01-03                                             13.74              1,600,000(h)                  80,000
Total                                                                                                     2,539,150

Transportation (0.7%)
American Architectural
    Company Guaranty
       12-01-07                                             11.75              1,600,000(b)                 408,000
Greater Beijing First Expressways
    (U.S. Dollar) Sr Nts
       06-15-04                                              9.25                350,000(b,c)               143,500
       06-15-07                                              9.50                500,000(b,c)               197,500
Interpool
       08-01-07                                              7.35              2,335,000                  1,961,400
Vectura Group
    Company Guaranty Series B
       06-30-08                                             10.25              2,350,000                  1,562,750
Total                                                                                                     4,273,150

Utilities -- electric (1.0%)
AES
    Sr Nts
       12-15-02                                              8.75              4,000,000                  4,040,000
       09-15-10                                              9.38              1,100,000                  1,157,750
Pacific Gas & Electric
    1st Mtge Series 1992B
       05-01-25                                              8.38                400,000                    352,000
    1st Mtge Series 1993C
       08-01-03                                              6.25                200,000                    178,000
Southern California Edison
    1st Refunding Mtge
       09-01-04                                              5.88                600,000                    528,000
Total                                                                                                     6,255,750

Utilities -- telephone (8.7%)
Adelphia Business Solutions
    Sr Nts Series B
       09-01-04                                             12.25              5,258,000                  5,152,840
Allegiance Telecom
    Sr Nts
       05-15-08                                             12.88                400,000                    420,000
    Zero Coupon Sr Disc Nts Series B
       02-15-03                                             12.48              4,940,000(h)               3,680,300
COLT Telecom Group
    (U.S. Dollar) Zero Coupon Sr Disc Nts
       12-15-01                                              7.81              2,000,000(c,h)             1,970,000
Dobson Communications
    Sr Nts
       07-01-10                                             10.88              1,650,000                  1,749,000
Energis
    (U.S. Dollar)
       06-15-09                                              9.75              1,950,000(c)               1,881,750
Geotek Communications
    Escrow Cv Sr Sub Nts
       05-15-01                                                --                500,000(b,i,j)                  --
Global Crossing Holdings
    (U.S. Dollar) Sr Sub Deb
       08-01-07                                              8.70              4,000,000(c,d)             3,870,560

See accompanying notes to investments in securities
---------------------------------------------------------------------
-78- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS



AXP VP - Extra Income Fund

Bonds (continued)
Issuer                                                     Coupon              Principal              Value(a)
                                                            rate                amount
Intermedia Communications
    Sr Nts Series B
       06-01-08                                              8.60%            $2,750,000                 $2,695,000
    Zero Coupon Sr Disc Nts Series B
       07-15-02                                             10.22              3,860,000(h)               3,411,275
ITC Deltacom
    Sr Nts
       03-01-08                                              8.88              1,960,000                  1,568,000
       11-15-08                                              9.75              1,500,000                  1,275,000
Level 3 Communications
       03-15-08                                             11.00              2,000,000                  1,825,000
McLeod USA
    Sr Nts
       03-15-08                                              8.38                370,000                    329,300
       11-01-08                                              9.50              1,000,000                    942,500
       02-15-09                                              8.13              2,500,000                  2,250,000
Metromedia Fiber Network
    Sr Nts
       12-15-09                                             10.00              3,250,000                  3,087,500
Primus Telecomm Group
    Sr Nts
       01-15-09                                             11.25              1,750,000                    612,500
    Sr Nts Series B
       05-15-08                                              9.88              2,500,000                    875,000
PSINet
    Sr Nts
       12-01-06                                             10.50              5,850,000                  1,228,500
       08-01-09                                             11.00              1,000,000                    240,000
RSL Communications
    (U.S. Dollar) Company Guaranty
       11-15-06                                             12.25              5,775,000(c)                 216,563
TeleCorp PCS
    Company Guaranty
       07-15-10                                             10.63              1,810,000                  1,837,150
United Pan-Europe Communications
    (U.S. Dollar) Sr Nts Series B
       08-01-09                                             10.88              4,800,000(c)               3,768,000
       11-01-09                                             11.25              1,500,000(c)               1,207,500
       02-01-10                                             11.25              1,850,000(c)               1,493,875
       02-01-10                                             11.50                975,000(c)                 780,000
Williams Communications Group
    Sr Nts
       08-01-10                                             11.88              3,830,000                  3,542,750
Total                                                                                                    51,909,863

Total bonds
(Cost: $573,118,563)                                                                                   $491,518,743

Common stocks (0.2%)
Issuer                                                                            Shares                  Value(a)
Aurora Foods Restricted                                                           89,970(j)                $267,661
Gemini Inds                                                                       27,253(j)                 150,750
Globix                                                                             5,688(b)                  22,041
Intermedia Communications                                                          1,733(b)                  27,403
Pegasus Communications                                                             2,884(b)                  80,572
PhoneTel Technologies                                                            161,880(b)                  31,567
Premier Holdings                                                                 148,117(j)                   1,481
RCN                                                                                   30(b)                     278
Vialog                                                                            37,529(j)                 165,502
Wilshire Financial
    Services Group                                                               286,815(b)                 475,037
WRC Media                                                                          2,692(j)                   2,692

Total common stocks
(Cost: $9,216,151)                                                                                       $1,224,984

Preferred stocks & other (10.8%)
Issuer                                                                            Shares                  Value(a)
Adelphia Communications
    13.00% Cm Series B                                                            14,000                 $1,400,000
Australis Holdings
    Warrants                                                                       1,760(b,c)                    18
Benedek Communications
    11.50%                                                                         1,000(b)                 290,000
Bestel
    Warrants                                                                       1,000                    120,000
Birch Telecom
    Warrants                                                                       2,000                    110,250
Cable Satisfaction Intl
    Warrants                                                                       1,585(c)                  15,454
Century Maintenance
    13.25% Pay-in-kind
       Series C                                                                   32,731(g)               2,618,480
Citadel Broadcasting
    13.25% Cm Pay-in-kind
       Series B                                                                   10,030(g)               1,123,360
Communications & Power Inds
    14.00% Pay-in-kind
       Series B                                                                   40,467(g)               2,023,369
CSC Holdings
    11.13% Pay-in-kind
       Series M                                                                  120,618(g)              13,267,935
    11.75% Cm Pay-in-kind
       Series H                                                                    2,575(g)                 285,825
Cybernet Internet
    Warrants                                                                       2,000                     10,250
Dobson Communications
    13.00% Pay-in-kind                                                             2,265(g)               2,196,820
GT Group Telecom
    Warrants                                                                       4,765                    236,806
HF Holdings
    Warrants                                                                       4,250                      4,250
Horizon PCS
    Warrants                                                                       5,325                    213,000
Intermedia Communications
    13.50% Pay-in-kind
       Series B                                                                    3,262(g)               3,294,191
IPCS
    Warrants                                                                       3,155                     61,523
KMC Telecom Holdings
    Warrants                                                                       1,500(d)                   3,000
Knology
    Warrants                                                                       1,500                      1,500
Nakornthai Strip Mill
    Warrants                                                                     759,711                          1
Nextel Communications
    13.00% Cm Pay-in-kind
       Series D                                                                    3,124(g)               3,030,210
    11.13% Pay-in-kind
       Series E                                                                    2,640(g)               2,244,000
NTL
    13.00% Pay-in-kind
       Series B                                                                    4,660(g)               3,914,615
Paxson Communications
    12.50% Cm Pay-in-kind
       Exchangeable                                                                3,997(g)               4,016,590
Pegasus Communications
    12.75% Cm Pay-in-kind
       Series A                                                                    2,195(g)               2,172,775
PLD Telekom
    Warrants                                                                         200                          6
Poland Telecom
    Warrants                                                                       1,775(c,d,i)                  --
Primus Telecommunications
    Warrants                                                                       1,175                      1,175
RSL Communications
    Warrants                                                                       1,250                      1,250
Rural Cellular
    12.25% Pay-in-kind                                                             4,995(b,g)             4,046,306
SGW Holding
    12.50% Pay-in-kind
       Series B                                                                   14,858(b,g,j)             148,580
    Cv Series A                                                                    9,677(b,j)                48,385
    Warrants                                                                         250(j)                     250
Sinclair Capital
    11.63% Cm                                                                     20,000(b)               1,817,500
Sovereign Reit
    12.00%                                                                         1,000(d)                 910,000
Telehub Communications
    Warrants                                                                       3,000(i)                      --
Ubiquitel
    Warrants                                                                       4,900                    147,000
Varde Fund V LP                                                                5,000,000(b,e,j)           5,259,999
Wayland Investment
    Fund LLC                                                                   6,000,000(e,j)             7,620,420
XM Satellite Radio
    Warrants                                                                       1,900                     28,500
XO Communications
    13.50% Pay-in-kind Series E                                                    3,471(g)               2,013,044
Total preferred stocks & other
(Cost: $70,536,745)                                                                                     $64,696,637

See accompanying notes to investments in securities
---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -79-


AXP VP - Extra Income Fund

Short-term securities (5.4%)
Issuer                                                   Annualized             Amount                Value(a)
                                                        yield on date         payable at
                                                         of purchase           maturity
U.S. government agencies (3.1%)
Federal Home Loan Bank Disc Nts
       03-02-01                                              6.13%            $4,500,000                 $4,498,417
       03-02-01                                              6.28              2,100,000                  2,099,223
Federal Natl Mtge Assn Disc Nts
       03-05-01                                              5.52              1,000,000                    999,233
       03-15-01                                              5.39              5,000,000                  4,988,791
       03-22-01                                              5.35              1,300,000                  1,295,766
       04-03-01                                              5.23              4,400,000                  4,378,391
Total                                                                                                    18,259,821

Commercial paper (2.3%)
ABN Amro NA Finance
       03-12-01                                              5.61              1,000,000                    998,133
AEGON Funding
       04-12-01                                              5.52              1,000,000(f)                 993,420
Alabama Power
       04-12-01                                              5.56              1,600,000                  1,589,472
Colgate-Palmolive
       03-08-01                                              6.21              2,400,000(f)               2,396,883
GE Capital Intl Funding
       03-01-01                                              5.52              7,100,000(f)               7,098,911
Variable Funding Capital
       05-04-01                                              5.29%              $900,000(f)                $891,794
Total                                                                                                    13,968,613

Total short-term securities
(Cost: $32,233,092)                                                                                     $32,228,434

Total investments in securities
(Cost: $685,104,551)(l)                                                                                $589,668,798

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Feb. 28, 2001, the value of foreign securities represented 7.53% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) The  share  amount  for  Limited  Liability   Companies  (LLC)  or  Limited
    Partnerships (LP) represents capital contributions.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(g) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(i) Negligible market value.

(j) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). Information concerning such security holdings at Feb. 28, 2001, is as follows:

    Security                                 Acquisition dates           Cost
    Aurora Foods Restricted                               10-17-00   $   224,927
    Gemini Inds                             12-23-96 thru 10-22-99     1,506,000
    Geotek Communications
        Escrow Cv Sr Sub Nts 2001                         08-26-00            --
    Premier Holdings                        03-06-98 thru 03-13-98     1,946,500
    SGW Holding
        12.50% Pay-in-kind Series B         08-12-97 thru 10-12-00       246,722
        Cv Series A                                       08-12-97       100,002
        Warrants                                          08-12-97        78,900
    Varde Fund V LP                         04-27-00 thru 06-26-00     5,000,000
    Veninfotel
        (U.S. Dollar) Cv Pay-in-kind 2002   03-05-97 thru 03-15-00     1,215,506
    Vialog                                  11-06-97 thru 06-18-98       199,844
    Wayland Investment Fund LLC                           05-17-00     6,671,880
    WRC Media*                              05-30-00 thru 10-05-00           693

   * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(k) At Feb. 28, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $4,060,000.

(l) At Feb. 28, 2001, the cost of securities for federal income tax purposes was approximately $685,105,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation             $  16,459,000
    Unrealized depreciation              (111,895,000)
                                         ------------
    Net unrealized depreciation         $ (95,436,000)
                                        -------------

---------------------------------------------------------------------
-80- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Investments in Securities

AXP VP - Federal Income Fund
Feb. 28, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (88.1%)
Issuer                                                     Coupon              Principal              Value(a)
                                                            rate                amount
Mortgage-backed securities (48.8%)
Federal Home Loan Bank
       11-15-02                                              6.38%            $1,000,000                 $1,025,000
       08-15-05                                              6.88              3,000,000                  3,182,341
Federal Home Loan Mtge Corp
       06-01-14                                              6.50                850,773                    860,071
       06-01-15                                              7.50              1,862,734                  1,917,461
       07-01-29                                              6.00                931,567                    911,482
Federal Natl Mtge Assn
       04-15-03                                              5.75              2,000,000                  2,035,220
       03-01-14                                              5.50                782,248                    768,193
       04-01-14                                              5.50                844,508                    829,235
       04-01-14                                              6.00              1,944,949                  1,940,085
       06-01-14                                              6.50                163,149                    164,975
       07-01-14                                              6.00                900,027                    897,220
       12-01-14                                              5.50                916,196                    899,734
       03-01-15                                              7.00                897,889                    917,099
       04-01-15                                              6.00              2,000,000(b)               1,991,250
       01-01-29                                              6.00                488,778                    479,003
       03-01-29                                              6.00                 68,870                     67,385
       08-01-29                                              7.00              1,320,013                  1,334,863
       10-01-29                                              6.50              1,318,707                  1,315,001
       03-01-30                                              8.00              3,000,000(b)               3,086,251
Govt Natl Mtge Assn
       04-15-13                                              7.00              1,604,212                  1,650,132
       10-15-28                                              6.50              1,780,032                  1,779,462
Total                                                                                                    28,051,463

U.S. government obligations (39.3%)
U.S. Treasury
       07-31-01                                              5.50              1,500,000                  1,504,215
       11-30-01                                              5.88              1,000,000                  1,009,060
       04-30-02                                              6.63              2,000,000                  2,045,940
       10-31-02                                              5.75              2,000,000                  2,038,740
       11-30-02                                              5.75              3,000,000                  3,061,860
       02-28-03                                              5.50              5,000,000                  5,095,300
       03-31-03                                              5.50              2,000,000                  2,039,060
       02-15-04                                              4.75              1,800,000                  1,806,462
       08-15-05                                             10.75              3,000,000                  3,711,570
       05-15-06                                              6.88                100,000                    109,578
       05-15-09                                              5.50                200,000                    206,782
Total                                                                                                    22,628,567

Total bonds
(Cost: $49,375,355)                                                                                     $50,680,030

Short-term securities (20.3%)
Issuer                                                   Annualized             Amount                Value(a)
                                                        yield on date         payable at
                                                         of purchase           maturity
U.S. government agencies (18.6%)
Federal Home Loan Bank Disc Nts
       03-09-01                                              5.37%              $400,000                   $399,464
       04-06-01                                              5.28                500,000                    497,302
       04-06-01                                              5.29                600,000                    596,756
Federal Home Loan Mtge Corp Disc Nts
       03-27-01                                              5.27              1,000,000                    996,062
       04-17-01                                              5.03                900,000                    894,000
       04-17-01                                              5.29              1,100,000                  1,092,300
       04-17-01                                              5.31              1,600,000                  1,588,758
Federal Natl Mtge Assn Disc Nts
       03-06-01                                              5.47                400,000                    399,635
       03-12-01                                              5.39              2,100,000                  2,096,235
       03-22-01                                              5.40                600,000                    598,027
       04-03-01                                              5.23                500,000                    497,544
       04-30-01                                              5.06              1,000,000                    991,443
Total                                                                                                    10,647,526

Commercial paper (1.7%)
Verizon Global Funding
       03-02-01                                              6.25              1,000,000                    999,630

Total short-term securities
(Cost: $11,648,965)                                                                                     $11,647,156

Total investments in securities
(Cost: $61,024,320)(c)                                                                                  $62,327,186

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Feb. 28, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $5,067,813.

(c)  At Feb. 28, 2001,  the cost of securities for federal income tax purposes
     was  approximately   $61,024,000  and  the  approximate  aggregate  gross
     unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation            $1,305,000
     Unrealized depreciation                (2,000)
                                            ------
     Net unrealized appreciation        $1,303,000
                                        ----------

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -81-


Investments in Securities

AXP VP - Global Bond Fund
Feb. 28, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (92.9%)(c)
Issuer                                                     Coupon              Principal              Value(a)
                                                            rate                amount
Australia (0.9%)
New South Wales Treasury
    (Australian Dollar)
       03-01-08                                              8.00%             2,700,000                 $1,628,503

Belgium (2.8%)
Belgium Kingdom
    (European Monetary Unit) Series 14
       04-29-04                                              7.25              5,300,000                  5,248,025

Bermuda (0.3%)
Global Crossing Holdings
    (U.S. Dollar) Sr Sub Deb
       08-01-07                                              8.70                600,000(d)                 580,584

Brazil (0.5%)
Federal Republic of Brazil
    (U.S. Dollar)
       03-06-30                                             12.25              1,000,000                    925,000

Canada (4.3%)
Govt of Canada
    (Canadian Dollar)
       12-01-03                                              7.50              5,300,000                  3,685,868
    (U.S. Dollar)
       11-05-08                                              5.25              1,000,000                    982,615
Laidlaw
    (U.S. Dollar)
       05-15-06                                              7.65              1,400,000(b)                 525,000
Province of British Columbia
    (Canadian Dollar)
       08-23-10                                              6.38              2,100,000                  1,437,478
Rogers Communication
    (Canadian Dollar) Sr Nts
       07-15-07                                              8.75              2,000,000                  1,306,506
Total                                                                                                     7,937,467

China (--%)
Zhuhai Highway
    (U.S. Dollar) Sub Nts
       07-01-08                                             11.50                500,000(b,d)                35,000

Colombia (0.5%)
Republic of Colombia
    (U.S. Dollar)
       04-23-09                                              9.75              1,000,000                    900,000

Denmark (0.9%)
Govt of Denmark
    (Danish Krone)
       05-15-03                                              8.00             13,000,000                  1,703,641

France (2.3%)
Govt of France
    (European Monetary Unit)
       10-25-06                                              6.50              2,000,000                  2,003,625
       04-25-11                                              6.50              2,200,000                  2,279,907
Total                                                                                                     4,283,532

Germany (21.6%)
Allgemeine Hypo Bank
    (European Monetary Unit)
       09-02-09                                              5.00              6,510,000                  5,864,987
Depfa Deutsche Pfandbriefbank
    (European Monetary Unit)
       02-03-05                                              5.00              3,000,000                  2,781,420
Federal Republic of Germany
    (European Monetary Unit)
       07-22-02                                              8.00              5,180,000                  4,979,560
       07-15-03                                              6.50              3,200,000                  3,070,744
       11-11-04                                              7.50             11,675,000                 11,797,695
       01-04-08                                              5.25              1,600,000                  1,524,490
       06-20-16                                              6.00              2,914,364                  2,982,914
       07-04-27                                              6.50              3,820,000                  4,060,874
Treuhandanstalt
    (European Monetary Unit)
       01-29-03                                              7.13              3,200,000                  3,079,307
Total                                                                                                    40,141,991

Indonesia (0.2%)
Tjiwi Kimia Finance Mauritius
    (U.S. Dollar) Company Guaranty
       08-01-04                                             10.00              1,300,000                    299,000

Italy (8.4%)
Buoni Poliennali Del Tes
    (European Monetary Unit)
       09-15-01                                              7.75              1,265,317                  1,181,673
       01-01-04                                              8.50              6,757,875                  6,843,051
       11-01-26                                              7.25              3,075,191                  3,422,771
Republic of Italy
    (Japanese Yen)
       03-27-08                                              3.80            400,000,000                  4,089,122
Total                                                                                                    15,536,617

Japan (2.0%)
Development Bank of Japan
    (Japanese Yen)
       09-20-01                                              6.50            412,000,000                  3,633,085

Mexico (1.6%)
United Mexican States
    (British Pound) Medium-term Nts Series E
       05-30-02                                              8.75                750,000                  1,101,897
    (U.S. Dollar) Medium-term Nts Series A
       02-01-06                                              8.50              1,800,000                  1,834,884
Total                                                                                                     2,936,781

Netherlands (0.4%)
KPNQwest
    (European Monetary Unit) Sr Nts
       06-01-09                                              7.13                925,000                    737,922

Norway (3.8%)
Govt of Norway
    (Norwegian Krone)
       05-31-01                                              7.00             47,270,000                  5,283,291
       05-15-09                                              5.50             16,040,000                  1,739,385
Total                                                                                                     7,022,676

Panama (0.8%)
Republic of Panama
    (U.S. Dollar)
       02-08-11                                              9.63              1,500,000                  1,482,675

Supra-National (1.0%)
Inter-American Development Bank
    (Japanese Yen)
       07-08-09                                              1.90            205,000,000                  1,881,669

United Kingdom (4.0%)
COLT Telecom Group
    (European Monetary Unit)
       07-31-08                                              7.63              1,500,000                    643,565
European Investment Bank
    (British Pound)
       12-07-06                                              7.63              1,500,000                  2,375,468
United Kingdom Treasury
    (British Pound)
       06-07-02                                              7.00              1,000,000                  1,475,473
       06-10-03                                              8.00              1,950,000                  2,986,055
Total                                                                                                     7,480,561

See accompanying notes to investments in securities
---------------------------------------------------------------------
-82- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS


AXP VP - Global Bond Fund

Bonds (continued)
Issuer                                                     Coupon              Principal              Value(a)
                                                            rate                amount
United States (36.6%)
Abitibi-Consolidated Finance
    (U.S. Dollar) Company Guaranty
       08-01-09                                              7.88%            $1,100,000                 $1,120,878
Allied Waste North America
    (U.S. Dollar) Company Guaranty
       04-01-08                                              8.88                600,000(d)                 612,000
Bayerische Landesbank
    (U.S. Dollar) Sub Nts
       12-01-08                                              5.88                800,000                    783,568
Citicorp
    (European Monetary Unit)
       09-19-09                                              6.25              3,000,000                  1,443,040
DTE Burns Harbor LLC
    (U.S. Dollar) Sr Nts
       01-30-03                                              6.57                593,060(d)                 588,867
Federal Natl Mtge Assn
    (U.S. Dollar)
       08-15-04                                              6.50              3,000,000                  3,126,288
       02-15-08                                              5.75              2,000,000                  2,019,068
       07-01-13                                              6.00              1,633,483                  1,629,398
       05-01-14                                              6.50              1,325,528                  1,339,811
       06-01-14                                              6.00              2,202,460                  2,195,592
       03-01-29                                              6.50              1,830,694                  1,825,550
Ford Motor Credit
    (Japanese Yen)
       02-07-05                                              1.20            300,000,000                  2,537,960
    (U.S. Dollar)
       09-10-02                                              6.55              3,000,000                  3,038,520
Household Finance
    (U.S. Dollar)
       05-09-05                                              8.00              1,300,000                  1,385,735
IBM
    (Japanese Yen)
       04-14-03                                               .90            190,000,000                  1,634,110
Intl Paper
    (European Monetary Unit)
       08-11-06                                              5.38              1,800,000                  1,599,357
Levi Strauss
    (U.S. Dollar) Sr Nts
       01-15-08                                             11.63                600,000(d)                 628,500
MGM Mirage
    (U.S. Dollar)
       02-01-05                                              6.95              1,500,000                  1,482,570
New York Life Insurance
    (U.S. Dollar)
       12-15-23                                              7.50              1,000,000(d)                 949,395
Railcar Leasing
    (U.S. Dollar)
       01-15-13                                              7.13              3,000,000(d)               3,176,640
Texas Utilities Electric
    (U.S. Dollar)
       08-01-07                                              7.17              2,000,000                  2,073,360
U.S. Treasury
    (U.S. Dollar)
       11-15-01                                              7.50              4,150,000                  4,229,763
       02-15-05                                              7.50              5,600,000                  6,164,368
       11-15-16                                              7.50             15,500,000                 18,863,964
       02-15-26                                              6.00              1,500,000                  1,593,285
Watson Pharmaceuticals
    (U.S. Dollar) Sr Nts
       05-15-08                                              7.13              1,200,000                  1,162,776
Zurich Capital Trust
    (U.S. Dollar) Company Guaranty
       06-01-37                                              8.38              1,000,000(d)               1,013,910
Total                                                                                                    68,218,273

Total bonds
(Cost: $179,834,794)                                                                                   $172,613,002

Short-term securities (4.9%)
Issuer                                                   Annualized             Amount                   Value(a)
                                                        yield on date         payable at
                                                         of purchase           maturity
U.S. government agencies
Federal Home Loan Bank Disc Nt
       03-28-01                                              5.40%              $800,000                   $796,652
Federal Home Loan Mtge Corp Disc Nts
       03-20-01                                              5.43                600,000                    598,197
       03-27-01                                              5.27              1,000,000                    996,062
       03-30-01                                              5.36                300,000                    298,666
Federal Natl Mtge Assn Disc Nts
       03-08-01                                              5.50              1,300,000                  1,298,414
       03-20-01                                              5.32              1,400,000                  1,395,878
       03-23-01                                              5.38                600,000                    597,945
       04-03-01                                              5.23              1,700,000                  1,691,652
       04-27-01                                              5.18              1,500,000                  1,487,171
Total short-term securities
(Cost: $9,162,398)                                                                                       $9,160,637

Total investments in securities
(Cost: $188,997,192)(e)                                                                                $181,773,639


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) At Feb. 28, 2001, the cost of securities for federal income tax purposes was approximately $188,997,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation         $  3,372,000
    Unrealized depreciation          (10,595,000)
                                     -----------
    Net unrealized depreciation     $ (7,223,000)
                                    ------------
---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -83-

Investments in Securities

AXP VP - Growth Fund
Feb. 28, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.9%)
Issuer                                               Shares         Value(a)
Airlines (1.7%)
Southwest Airlines                                  173,401       $3,225,259

Banks and savings & loans (5.6%)
Bank One                                             12,900          454,983
FleetBoston Financial                               105,320        4,344,450
U.S. Bancorp                                         50,800        1,178,560
Zions Bancorp                                        81,772        4,696,779
Total                                                             10,674,772

Communications equipment & services (4.1%)
Brocade Communications
    Systems                                          51,360(b)     1,993,410
Finisar                                              51,500(b)       608,344
JDS Uniphase                                         48,821(b)     1,305,962
Nokia ADR Cl A                                      122,514(c)     2,695,308
Sycamore Networks                                    64,211(b)     1,163,824
Total                                                              7,766,848

Computer software & services (7.0%)
Akamai Technologies                                  66,865(b)     1,132,526
Microsoft                                           134,823(b)     7,954,557
Siebel Systems                                       38,567(b)     1,475,188
VeriSign                                             25,681(b)     1,231,885
VERITAS Software                                     25,680(b)     1,667,595
Total                                                             13,461,751

Computers & office equipment (14.1%)
AOL Time Warner                                      76,679(b)     3,376,176
Avici Systems                                        25,778(b)       386,670
Cisco Systems                                       274,876(b)     6,511,125
Commerce One                                         78,397(b)     1,367,048
EMC                                                 190,126(b)     7,559,410
Extreme Networks                                     30,824(b)       696,911
Intl Business Machines                               43,652        4,360,835
Rational Software                                    25,698(b)       897,824
Redback Networks                                     20,587(b)       635,302
Sanmina                                              38,500(b)     1,147,781
Total                                                             26,939,082

Electronics (14.5%)
Applied Materials                                   108,352(b)     4,577,872
Applied Micro Circuits                               15,400(b)       411,950
Broadcom Cl A                                        30,835(b)     1,518,624
Intel                                               128,440        3,668,568
Maxim Integrated Products                           115,578(b)     5,331,035
STMicroelectronics                                   77,009(c)     2,416,542
Symbol Technologies                                  77,050        3,571,268
Texas Instruments                                   208,047        6,147,789
Total                                                             27,643,648

Energy (2.3%)
Anadarko Petroleum                                   70,570        4,410,625

Energy equipment & services (3.6%)
Halliburton                                          97,632        3,887,706
Schlumberger                                         47,039        2,998,736
Total                                                              6,886,442

Financial services (10.0%)
Citigroup                                           190,106        9,349,414
Merrill Lynch                                        77,727        4,655,847
Providian Financial                                  77,043        3,852,920
Schwab (Charles)                                     60,300        1,260,270
Total                                                             19,118,451

Furniture & appliances (0.9%)
Ethan Allen Interiors                                49,361        1,676,300

Health care (17.3%)
Affymetrix                                           18,050(b)     1,034,209
ALZA                                                 32,413(b)     1,281,934
Amgen                                                51,367(b)     3,701,634
Genentech                                            74,368(b)     3,904,320
Guidant                                              38,562(b)     1,965,505
Immunex                                              25,700(b)       836,856
MedImmune                                            23,817(b)     1,040,505
Medtronic                                            77,116        3,946,797
Pfizer                                              277,446       12,485,071
Schering-Plough                                      71,899        2,893,935
Total                                                             33,090,766

Health care services (0.4%)
Appler-Celera
    Genomics Group                                   19,298(b)       839,463

Insurance (1.2%)
Marsh & McLennan                                     21,798        2,332,386

Leisure time & entertainment (1.7%)
Harley-Davidson                                      77,075        3,341,201

Media (1.8%)
Sony ADR                                             49,355(c)     3,529,376

Miscellaneous (1.0%)
Nasdaq-100 Shares                                    38,538(b)     1,824,774

Multi-industry conglomerates (2.0%)
Tyco Intl                                            68,946(c)     3,767,899

Restaurants & lodging (1.7%)
Marriott Intl Cl A                                   77,106        3,290,884

Retail (3.3%)
Home Depot                                          113,009        4,802,882
RadioShack                                           35,646        1,525,649
Total                                                              6,328,531

Utilities -- telephone (0.7%)
Sprint (PCS Group)                                   51,300(b)     1,291,734

Total common stocks
(Cost: $242,862,883)                                            $181,440,192

Short-term securities (6.3%)
Issuer                                Annualized       Amount       Value(a)
                                     yield on date   payable at
                                      of purchase     maturity
U.S. government agencies (5.6%)
Federal Home Loan Mtge Corp Disc Nts
       03-20-01                           5.43%      $1,500,000      $1,495,492
       04-17-01                           5.29        2,800,000       2,780,399
       04-17-01                           5.31        4,400,000       4,369,083
Federal Natl Mtge Assn Disc Nt
       04-19-01                           5.22        2,000,000       1,984,613
Total                                                10,629,587

Commercial paper (0.7%)
GE Capital Intl Funding
       03-01-01                           5.52        1,400,000(d)    1,399,785

Total short-term securities
(Cost: $12,032,151)                                                 $12,029,372

Total investments in securities
(Cost: $254,895,034)(e)                                            $193,469,564


See accompanying notes to investments in securities
---------------------------------------------------------------------
-84- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

AXP VP - Growth Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Feb. 28, 2001, the value of foreign securities represented 6.49% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At Feb. 28, 2001, the cost of securities for federal income tax purposes was approximately $254,895,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation          $  7,722,000
    Unrealized depreciation           (69,147,000)
                                      -----------
    Net unrealized depreciation      $(61,425,000)
                                     ------------
---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -85-

Investments in Securities

AXP VP - International Fund
Feb. 28, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (97.4%)(c)
Issuer                                            Shares        Value(a)
Australia (1.2%)
Metals
WMC                                             4,853,000      $20,295,572

Bermuda (1.5%)
Multi-industry conglomerates
Tyco Intl                                         449,000       24,537,850

Brazil (1.2%)
Energy
Petroleo Brasileiro ADR                           700,100(b)    19,973,853

Canada (3.3%)
Banks and savings & loans (0.5%)
Royal Bank of Canada                              278,600        8,526,529

Energy (1.4%)
Petro-Canada                                      969,562       22,839,303

Multi-industry conglomerates (1.4%)
Bombardier Cl B                                 1,726,172       24,740,145

China (0.6%)
Energy equipment & services
CNOOC                                          10,757,000(b)     9,653,842

Finland (2.2%)
Miscellaneous
Vivendi                                           573,022       36,148,851

France (4.4%)
Building materials & construction (2.1%)
Compagnie de Saint-Gobain                          61,581(b)     9,400,564
Lafarge                                           271,610       26,475,898
Total                                                           35,876,462

Energy (1.6%)
Total Fina ELF                                    190,164       26,843,292

Energy equipment & services (0.7%)
Alstom                                            419,693       11,578,494

Germany (5.7%)
Banks and savings & loans (2.7%)
Deutsche Bank                                     555,240       45,953,897

Chemicals (0.6%)
BASF                                              222,160        9,979,977

Computers & office equipment (1.4%)
SAP                                               154,732       24,274,944

Electronics (1.0%)
Siemens                                           138,776(e)    16,087,581

Hong Kong (5.8%)
Communications equipment & services (1.0%)
China Mobile                                    3,068,500(b)    16,798,286

Financial services (3.3%)
Cheung Kong Holdings                            4,560,000(b)    55,246,862

Multi-industry conglomerates (1.5%)
Swire Pacific Cl A                              3,591,500       24,634,322

Italy (2.8%)
Energy (1.1%)
ENI                                             2,815,180(b)    18,277,212

Utilities -- telephone (1.7%)
Telecom Italia                                  2,746,081       28,586,360

Japan (13.8%)
Automotive & related (1.9%)
Honda Motor                                       798,000       31,227,418

Banks and savings & loans (0.9%)
Sumitomo Chemical                               3,104,000       14,898,777

Computers & office equipment (1.4%)
Canon                                             698,000       22,732,086

Electronics (3.1%)
Murata Mfg                                        200,600       16,640,419
NEC                                             1,164,000       18,944,337
Rohm                                              108,700       17,607,741
Total                                                           53,192,497

Health care (1.3%)
Takeda Chemical Inds                              470,000       22,238,800

Media (1.7%)
Sony                                              403,600       29,075,579

Miscellaneous (0.9%)
Oriental Land                                     238,700       15,262,799

Utilities -- telephone (2.6%)
Nippon Comsys                                     747,000       11,590,775
NTT DoCoMo                                          1,849       32,000,256
Total                                                           43,591,031

Netherlands (7.5%)
Energy (1.9%)
Royal Dutch Petroleum                             532,261       31,551,067

Industrial equipment & services (1.8%)
Philips Electronics                               898,428       29,552,982

Insurance (2.7%)
ING Groep                                         663,472       45,790,184

Miscellaneous (1.1%)
VNU                                               439,896(b)    18,648,763

Singapore (1.7%)
Banks and savings & loans
DBS Group Holdings                                823,000        9,294,371
Overseas Union Bank                             3,947,599       18,556,702
Total                                                           27,851,073

South Korea (2.6%)
Electronics
Samsung Electronics                               295,920       44,124,903

Spain (6.1%)
Banks and savings & loans (3.2%)
Banco Bilbao Vizcaya
    Argentaria                                  1,869,421       27,815,362
Banco Santander Central
    Hispano                                     2,397,450       24,494,169
Total                                                           52,309,531

Utilities -- telephone (2.9%)
Telefonica de Espana                            2,892,485       49,341,701

Sweden (1.1%)
Building materials & construction
Sandvik                                           784,594       18,464,320

Switzerland (9.0%)
Banks and savings & loans (6.8%)
Credit Suisse Group                               219,422       40,808,378
UBS                                               459,430       72,964,583
Total                                                          113,772,961

Health care (0.9%)
Novartis                                            8,579(b)    14,495,534

Insurance (1.3%)
Zurich Financial Services                          46,595       22,255,657

See accompanying notes to investments in securities
---------------------------------------------------------------------
-86- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

AXP VP - International Fund

Issuer                                            Shares           Value(a)
United Kingdom (17.5%)
Banks and savings & loans (2.5%)
Standard Chartered                              2,842,131        $41,606,938

Beverages & tobacco (1.6%)
Diageo                                          2,647,620         26,826,104

Communications equipment & services (2.8%)
GlaxoSmithKline                                   458,627(b)      12,601,151
Marconi                                         5,383,068         36,180,237
Total                                                             48,781,388

Industrial equipment & services (1.2%)
Hays PLC                                        3,862,638         19,610,212

Leisure time & entertainment (1.0%)
EMI Group ADR                                   2,300,091         16,189,016

Media (0.5%)
WPP Group                                         729,619          8,544,916

Metals (1.3%)
Rio Tinto                                       1,171,017         21,534,213

Retail (2.6%)
Next                                            1,948,544         23,747,754
Tesco                                           5,235,746         19,822,732
Total                                                             43,570,486

Utilities -- telephone (4.0%)
COLT Telecom Group                                909,754(b)      16,309,878
Vodafone Group                                 19,503,356         52,813,497
Total                                                             69,123,375

United States (9.4%)
Computer software & services (1.1%)
Oracle                                            945,700(b)      17,968,300

Computers & office equipment (3.0%)
Computer Sciences                                 220,736(b)      13,180,147
Hewlett-Packard                                   816,400         23,553,140
Intl Business Machines                            154,600         15,444,540
Total                                                             52,177,827

Electronics (1.8%)
Advanced Micro Devices                            532,110(b)      11,440,365
Micron Technology                                 527,800(b)      18,061,316
Total                                                             29,501,681

Financial services (1.2%)
Citigroup                                         396,400         19,494,952

Media (1.0%)
Interpublic Group of
    Companies                                     459,300         17,269,680

Retail (1.3%)
Gap                                               474,160         12,916,118
Home Depot                                        210,400          8,942,000
Total                                                             21,858,118

Total common stocks
(Cost: $1,758,719,663)                                        $1,635,288,503

Other (0.4%) (c)
Issuer                                             Shares           Value(a)
United Kingdom
DB UK Tech Basket
    Warrant                                       249,917           $562,310
European Cyclical
    Warrant                                       655,147          6,470,564

Total other
(Cost: $13,887,205)                                               $7,032,874

Short-term securities (2.5%)
Issuer                              Annualized     Amount          Value(a)
                                   yield on date payable at
                                    of purchase   maturity
U.S. government agencies (2.5%)
Federal Home Loan Bank Disc Nt
       03-16-01                         5.57%      $400,000         $399,012
Federal Home Loan Mtge Corp Disc Nt
       04-03-01                         5.29      5,200,000        5,174,167
Federal Natl Mtge Assn Disc Nts
       03-21-01                         5.38        400,000          398,749
       03-22-01                         5.35     10,800,000       10,764,821
       04-05-01                         5.23      3,400,000        3,382,030
       04-09-01                         5.28      3,200,000        3,181,333
       04-27-01                         5.18      6,900,000        6,840,987
       04-30-01                         5.06      6,600,000        6,543,524
       05-03-01                         5.22      5,200,000        5,153,316
Total                                                             41,837,939

Commercial paper (--%)
Park Avenue Receivables
       03-16-01                         5.51        500,000(d)       498,778

Total short-term securities
(Cost: $42,344,274)                                              $42,336,717

Total investments in securities
(Cost: $1,814,951,142)(f)                                     $1,684,658,094


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 5 to the financial statements.

(f) At Feb. 28, 2001, the cost of securities for federal income tax purposes was approximately $1,814,951,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation         $  49,431,000
    Unrealized depreciation          (179,724,000)
                                     ------------
    Net unrealized depreciation     $(130,293,000)
                                    -------------

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -87-

Investments in Securities

AXP VP - Managed Fund
Feb. 28, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (67.1%)
Issuer                                             Shares            Value(a)
Aerospace & defense (1.7%)
Boeing                                               200,000        $12,440,000
Goodrich (BF)                                        452,900         18,315,276
Honeywell Intl                                       578,300         27,012,393
United Technologies                                  205,000         15,971,550
Total                                                                73,739,219

Airlines (1.1%)
Southwest Airlines                                 2,536,950(p)      47,187,270
Automotive & related (0.5%)
Tower Automotive                                   1,956,700(b)      21,523,700

Banks and savings & loans (4.1%)
Bank of America                                      700,000         34,965,000
Bank One                                           1,200,000         42,324,000
U.S. Bancorp                                       1,125,000         26,100,000
Washington Mutual                                    470,000         24,143,900
Wells Fargo                                          595,000         29,535,800
Wilshire Financial
    Services Group                                   154,397(b)         255,720
Zions Bancorp                                        325,000         18,667,188
Total                                                               175,991,608

Beverages & tobacco (0.7%)
Coca-Cola                                            600,400         31,839,212

Building materials & construction (0.4%)
Martin Marietta Materials                            350,000         16,082,500

Communications equipment & services (2.4%)
ADC Telecommunications                               525,000(b)       5,840,625
Celcaribe                                            235,770(b,d)       353,655
Corning                                              550,000         14,905,000
JDS Uniphase                                         387,000(b)      10,352,250
Nokia ADR Cl A                                     2,733,400(c)      60,134,800
Nortel Networks                                      624,192(c)      11,541,310
PhoneTel Technologies                                228,000(b)          44,460
Total                                                               103,172,100

Computer software & services (1.7%)
Microsoft                                            960,000(b)      56,640,000
Oracle                                               390,000(b)       7,410,000
Siebel Systems                                       225,000(b)       8,606,250
Total                                                                72,656,250

Computers & office equipment (7.1%)
AOL Time Warner                                    1,000,000(b)      44,030,000
Cisco Systems                                      4,000,000(b)      94,750,000
Convera                                              350,000(b)       4,112,500
Dell Computer                                      1,000,000(b)      21,875,000
EMC                                                  850,400(b)      33,811,904
Equant ADR                                           485,000(b,c,j)  13,216,250
Sanmina                                              600,000(b)      17,887,500
Solectron                                          2,058,000(b)      56,080,500
Sun Microsystems                                     750,000(b)      14,906,250
Total                                                               300,669,904

Electronics (2.3%)
American Power Conversion                            900,000(b)      10,968,750
Intel                                              1,150,000         32,846,875
Maxim Integrated Products                            650,000(b)      29,981,250
PMC-Sierra                                           145,000(b)       4,857,500
Texas Instruments                                    450,000         13,297,500
Xilinx                                               200,000(b)       7,775,000
Total                                                                99,726,875

Energy (4.3%)
Anadarko Petroleum                                   450,000         28,125,000
Burlington Resources                                 750,000         33,705,000
Exxon Mobil                                          385,100         31,212,355
Phillips Petroleum                                   535,000         28,520,850
Royal Dutch Petroleum ADR                            461,600(c)      26,925,128
Texaco                                               175,000         11,217,500
Valero Energy                                        600,000         21,990,000
Total                                                               181,695,833

Energy equipment & services (1.0%)
Diamond Offshore Drilling                            400,000         16,760,000
Transocean Sedco Forex                               562,500         27,073,125
Total                                                                43,833,125

Financial services (7.2%)
Citigroup                                          2,194,133        107,907,461
Fannie Mae                                           400,000         31,880,000
MBNA                                               1,721,800         56,612,784
Merrill Lynch                                        216,200         12,950,380
Morgan Stanley, Dean
    Witter, Discover & Co                          1,227,000         79,914,510
Providian Financial                                  300,000         15,003,000
Total                                                               304,268,135

Food (0.8%)
Aurora Foods                                          23,821(m)          70,867
Heinz (HJ)                                           450,000         19,161,000
Keebler Foods                                        400,000         16,784,000
Total                                                                36,015,867

Furniture & appliances (0.5%)
Leggett & Platt                                    1,102,000         21,312,680

Health care (8.7%)
American Home Products                               750,000         46,327,500
Amgen                                                150,000(b)      10,809,375
Elan ADR                                             861,500(b,c,j)  47,348,040
Genentech                                            130,000(b)       6,825,000
Guidant                                              300,000(b)      15,291,000
Immunex                                              335,000(b)      10,908,438
Merck & Co                                           654,400         52,482,880
Pfizer                                             2,002,050         90,092,249
Pharmacia                                            892,791         46,157,295
Schering-Plough                                      951,900         38,313,975
Total                                                               364,555,752

Health care services (0.0%)
Continucare                                          378,049(b)         102,073

Household products (0.8%)
Procter & Gamble                                     475,000         33,487,500

Industrial equipment & services (0.2%)
Illinois Tool Works                                  160,000          9,688,000

Insurance (2.1%)
American Intl Group                                  517,650         42,343,770
MetLife                                              973,000         30,017,050
Progressive Corp                                     175,000         17,325,000
Total                                                                89,685,820

Leisure time & entertainment (1.0%)
Disney (Walt)                                        643,000         19,900,850
Viacom Cl B                                          457,320(b)      22,728,804
Total                                                                42,629,654

Media (1.2%)
Clear Channel
    Communications                                   325,000(b)      18,573,750
Comcast Special Cl A                                 505,000(b)      21,872,813
USA Networks                                         500,000(b)      11,781,250
Total                                                                52,227,813

Multi-industry conglomerates (4.9%)
Cendant                                            1,100,000(b)      14,388,000
Century Business Services                            800,000(b)       1,000,000
General Electric                                   2,258,600        105,024,900
Tyco Intl                                          1,575,000(c)      86,073,750
Total                                                               206,486,650

Restaurants & lodging (0.9%)
Boca Resorts Cl A                                    513,800(b)       6,088,530
Extended Stay America                              2,200,000(b)      32,560,000
Total                                                                38,648,530

Retail (5.5%)
Best Buy                                             220,000(b)       9,011,200
Circuit City Stores-
    Circuit City Group                               330,000          5,006,100
Dollar General                                       752,000         13,987,200
Gap                                                  975,000         26,559,000
Home Depot                                         1,785,000         75,862,500
Safeway                                              675,000(b)      36,659,250
Wal-Mart Stores                                    1,294,800         64,856,532
Total                                                               231,941,782

Utilities -- electric (1.6%)
Calpine                                              730,000(b)      32,477,700
Dominion Resources                                   300,000         19,668,000
Duke Energy                                          370,000         15,077,500
Total                                                                67,223,200

See accompanying notes to investments in securities
---------------------------------------------------------------------
-88- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

AXP VP - Managed Fund

Issuer                             Shares                   Value(a)
Utilities -- gas (1.7%)
Dynegy Cl A                       375,000                $17,625,000
El Paso                           621,150                 43,666,845
Enron                             160,000                 10,960,000
Total                                                     72,251,845

Utilities -- telephone (2.7%)
AT&T - Liberty Media
    Group Cl A                  1,700,000(b)              24,990,000
Intermedia Communications           2,167(b)                  34,266
Qwest Communications Intl         721,427(b)              26,671,156
SBC Communications                375,000                 17,887,500
Vodafone AirTouch ADR             950,000(c,j)            25,944,500
WorldCom                        1,206,900(b)              20,064,713
Total                                                    115,592,135

Total common stocks
(Cost: $2,278,011,863)                                $2,854,235,032

Preferred stocks & other (0.6%)
Issuer                              Shares                  Value(a)
Adelphia Communications
    13.00% Cm Series B               6,500                  $650,000
Asia Pulp & Paper
    Warrants                         1,300(c,d)                  130
Century Maintenance
    13.25% Pay-in-kind
       Series C                     14,501(k)              1,160,080
Citadel Broadcasting
    13.25% Cm Pay-in-kind
       Series B                     10,045(k)              1,125,040
CNF Trust I
    5.00% Cv Series A               19,710                   971,703
Coastal
    6.63% Cv PRIDES                 21,220(i)                992,035
Coltec Capital Trust
    5.25% Cv                        14,600                   635,100
CSC Holdings
    11.75% Cm Pay-in-kind
       Series H                     39,159(k)              4,346,649
Dominion Resources
    9.50% Cv                        15,400                   962,500
Georgia-Pacific Group
    7.50% Cv                        43,680                 1,474,200
Global Crossing
    6.38% Cv                        19,950(b,c)            1,154,606
Intermedia Communications
    13.50% Pay-in-kind
       Series B                        822(k)                830,050
Kerr-McGee
    5.50% Cv                        18,700                   979,506
KMC Telecom Holdings
    Warrants                         2,800(d)                  5,600
Metlife Capital
    8.00% Cm Cv                      9,080                   880,851
Mexico Value
    Rights                           1,000(c,n)                    --
Nextel Communications
    13.00% Cm Pay-in-kind
       Series D                        990(k)                960,299
Paxson Communications
    12.50% Cm Pay-in-kind            1,859(k)              1,868,672
    13.25% Cm Pay-in-kind                7(k)                  6,128
Pegasus Communications
    12.75% Cm Pay-in-kind
       Series A                      2,037(k)              2,016,452
Pharmacia
    6.50% Cv ACES                   19,820(h)                981,090
Primus Telecommunications
    Warrants                         2,300                     2,300
Sinclair Capital
    11.63% Cm                       30,000(b)              2,726,250
Sovereign REIT
    12.00% Series A                    450(b,d)              409,500
Wendys Financing
    5.00% Cm Cv Series A            26,180                 1,369,214
XO Communications
    13.50% Pay-in-kind Series E          1(k)                    306
    14.00% Cm Pay-in-kind           23,500(k)                752,000
Total preferred stocks & other
(Cost: $26,542,678)                                      $27,260,261

Bonds (30.2%)
Issuer                                                     Coupon              Principal              Value(a)
                                                            rate                amount
Government obligations & agencies (4.9%)
Govt Trust Certs Israel
       11-15-01                                              9.25%              $662,463                   $674,102
People's Republic of China
    (U.S. Dollar)
       01-15-96                                              9.00              2,500,000(c)               2,541,875
Republic of Brazil
    (U.S. Dollar)
       04-15-14                                              8.00              7,388,460(c)               5,841,538
Resolution Funding Corp
    Zero Coupon
       07-15-20                                              6.56              5,000,000(e)               1,595,250
U.S. Treasury
       05-15-08                                              5.63             50,000,000                 52,062,500
       11-15-16                                              7.50             50,000,000                 60,851,501
       02-15-20                                              8.50             25,000,000                 33,808,500
       11-15-24                                              7.50             15,000,000                 18,864,900
    Zero Coupon
       05-15-05                                              6.46             18,000,000(e)              14,807,340
       11-15-21                                              6.26             35,000,000(e)              10,886,400
United Mexican States
    (U.S. Dollar)
       03-12-08                                              8.63              4,250,000(c)               4,284,000
    (U.S. Dollar) Series A
       12-31-19                                              6.25              4,000,000(c)               3,582,520
Total                                                                                                   209,800,426

Mortgage-backed securities (9.4%)
Federal Home Loan Mtge Corp
       07-01-14                                              6.50             23,287,310                 23,541,827
       08-01-24                                              8.00              1,903,652                  1,972,659
       11-01-25                                              6.50              5,510,829                  5,517,717
       10-01-29                                              7.00             37,526,446                 37,983,894
Federal Natl Mtge Assn
       01-01-09                                              5.50             13,691,301                 13,555,778
       06-01-10                                              6.50              4,367,772                  4,433,185
       08-01-11                                              8.50              2,670,451                  2,766,642
       04-01-13                                              6.00             12,335,086                 12,313,287
       05-01-13                                              6.00              8,924,026                  8,901,711
       09-01-13                                              6.00              3,571,984                  3,563,052
       04-01-14                                              5.50             25,005,698                 24,556,409
       05-01-15                                              6.00             23,188,517                 23,116,199
       04-01-22                                              8.00              1,660,437                  1,721,143
       04-01-23                                              8.50              1,949,008                  2,051,439
       05-01-23                                              6.50              1,504,541                  1,512,891
       05-01-24                                              6.00              4,252,298                  4,204,120
       06-01-24                                              9.00              1,088,620                  1,152,769
       02-01-25                                              8.50                605,212                    631,878
       05-01-25                                              8.50                895,905                    935,379
       09-01-25                                              6.50              3,395,222                  3,398,414
       11-01-25                                              7.50              3,317,656                  3,401,626
       03-01-26                                              7.00              4,788,480                  4,857,338
       03-01-28                                              6.00             12,432,050                 12,175,701
       04-01-28                                              6.00             16,165,937                 15,815,550
       10-01-28                                              6.00             16,569,264                 16,227,606
       10-01-28                                              7.00             16,265,730                 16,464,299
       11-01-28                                              6.00             23,707,253                 23,196,125
       03-01-29                                              6.50             30,610,438                 30,532,983
       05-01-29                                              6.50             18,393,148                 18,341,464
       08-01-29                                              6.50             18,641,946                 18,589,562
       08-01-29                                              7.50              4,818,999                  4,924,907
       11-01-29                                              6.50             18,890,064                 18,838,909
       12-01-29                                              7.00              6,892,275                  6,972,582
       02-01-30                                              7.50              4,752,694                  4,855,295
Govt Natl Mtge Assn
       12-15-08                                              7.00              7,404,520                  7,635,911
       05-15-24                                              7.00             13,846,065                 14,109,971
Total                                                                                                   394,770,222

Aerospace & defense (0.3%)
BE Aerospace
    Sr Sub Nts Series B
       02-01-06                                              9.88              1,000,000                  1,022,500
Compass Aerospace
    Company Guaranty Series B
       04-15-05                                             10.13              1,000,000                    200,000
Fairchild
    Company Guaranty
       04-15-09                                             10.75              1,300,000                  1,040,000
L-3 Communications
    Sr Sub Nts Series B
       05-01-07                                             10.38              3,690,000                  3,948,300
Northrop-Grumman
       03-01-06                                              7.00              3,750,000                  3,842,550

See accompanying notes to investments in securities
---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -89-


AXP VP - Managed Fund

Bonds (continued)
Issuer                                                     Coupon              Principal              Value(a)
                                                            rate                amount
Roller Bearing
    Company Guaranty Series B
       06-15-07                                              9.63%            $1,600,000                 $1,474,000
Sequa
    Sr Nts
       08-01-09                                              9.00              1,000,000                  1,012,500
Total                                                                                                    12,539,850

Airlines (0.7%)
Continental Airlines
    Series 1974B
       01-02-17                                              6.90              4,858,645                  4,833,769
    Series 1996A
       10-15-13                                              6.94              4,271,707                  4,247,102
    Series A
       09-15-17                                              6.65              5,683,661                  5,654,902
Delta Air Lines
    Series 2000A-2
       05-18-12                                              7.57              8,000,000                  8,569,680
US Airways
    (MBIA Insured)
       03-20-21                                              7.08              6,000,000(g)               6,098,760
Total                                                                                                    29,404,213

Automotive & related (0.3%)
Aftermarket Technology
    Sr Sub Nts Series D
       08-01-04                                             12.00              1,125,000                  1,046,250
Ford Motor Credit
       10-28-09                                              7.38              5,000,000                  5,105,300
       06-15-10                                              7.88              2,000,000                  2,107,360
       02-01-11                                              7.38              4,000,000                  4,082,468
Lear
    Sub Nts
       07-15-06                                              9.50                950,000                    973,750
Total                                                                                                    13,315,128

Banks and savings & loans (1.6%)
Bank of America
       05-16-05                                              7.88              7,000,000                  7,500,171
Bank United
    Medium-term Notes Series A
       03-15-09                                              8.00              3,500,000                  3,717,000
BSCH Issuances
    (U.S. Dollar)
       09-14-10                                              7.63              6,000,000(c)               6,319,182
Capital One Bank
       05-15-08                                              6.70              5,300,000                  4,999,066
    Sr Nts
       06-15-05                                              8.25              7,000,000                  7,300,860
Corp Andina de Fomento
    (U.S. Dollar)
       02-01-03                                              7.10              5,200,000(c)               5,276,076
Deutsche Telekom Intl Finance
    (U.S. Dollar)
       06-15-10                                              8.00              8,250,000(c)               8,557,725
Provident Trust
    Company Guaranty
       04-15-28                                              8.29              5,500,000                  4,733,685
Sovereign Bancorp
    Company Guaranty
       03-15-04                                              8.63              1,880,000                  1,885,546
Union Planters Bank
    Sub Nts
       03-15-08                                              6.50             10,000,000                  9,455,870
Union Planters Capital
    Company Guaranty
       12-15-26                                              8.20              2,600,000                  2,331,108
Wachovia
    Sr Nts
       07-15-05                                              7.45              4,000,000                  4,223,920
Washington Mutual Capital
    Company Guaranty
       06-01-27                                              8.38              1,600,000                  1,585,744
Total                                                                                                    67,885,953

Building materials & construction (0.3%)
Nortek
    Sr Sub Nts
       03-01-04                                              9.88              1,500,000(j)               1,503,750
    Sr Nts Series B
       03-15-07                                              9.25                500,000                    488,125
Pulte
    Company Guaranty
       04-01-03                                              9.50              5,000,000                  5,204,680
Toll
    Company Guaranty
       11-15-06                                              8.75              1,480,000                  1,487,400
WCI Communities
    Sr Sub Nts
       02-15-11                                             10.63              3,300,000(d)               3,349,500
Total                                                                                                    12,033,455

Chemicals (0.3%)
Allied Waste North America
    Company Guaranty
       04-01-08                                              8.88              1,000,000(d)               1,020,000
    Company Guaranty Series B
       01-01-06                                              7.63              1,850,000                  1,794,500
       08-01-09                                             10.00              1,450,000                  1,482,625
Georgia Gulf
       11-15-05                                              7.63                500,000                    486,954
Huntsman
    Sr Sub Nts
       07-01-07                                              9.50                500,000(d)                 420,000
Huntsman ICI Chemicals
    Company Guaranty
       07-01-09                                             10.13                820,000                    850,750
Lyondell Chemical
    Series A
       05-01-07                                              9.63                700,000                    722,750
    Series B
       05-01-07                                              9.88                650,000                    671,125
    Sr Sub Nts
       05-01-09                                             10.88                650,000                    666,250
PMD Group
    Sr Sub Nts
       02-28-11                                             11.00                500,000(d)                 512,500
Sovereign Specialty Chemical
       03-15-10                                             11.88              1,100,000                  1,100,000
Waste Management
    Sr Nts
       10-01-07                                              7.13              4,500,000                  4,472,055
Total                                                                                                    14,199,509

Communications equipment & services (0.9%)
Celcaribe
    Sr Nts
       03-15-04                                             13.50              1,450,000                    942,500
Dobson/Sygnet Communications
    Sr Nts
       12-15-08                                             12.25              1,250,000(j)               1,337,500
Equinix
    Sr Nts
       12-01-07                                             13.00              1,345,000                    928,050
Fairpoint Communications
    Sr Sub Nts
       05-01-10                                             12.50              1,250,000                  1,225,000
    Sr Sub Nts Series B
       05-01-08                                              9.50              1,000,000                    850,000
GT Group Telecom
       06-30-08                                              9.89              1,900,000(o)               1,505,750
KMC Telecom Holdings
    Sr Nts
       05-15-09                                             13.50                250,000                     80,000
KMC Telecom Holdings
    Zero Coupon Sr Disc Nts
       02-15-03                                             12.68              1,875,000(f)                 243,750
Nextel Communications
    Sr Nts
       02-01-11                                              9.50              4,725,000(d)               4,429,688
NTL Communications
    Sr Nts Series B
       10-01-10                                             11.88              1,000,000                    995,000
Price Communications Wireless
    Company Guaranty Series B
       12-15-06                                              9.13              4,450,000                  4,628,000
Rhythms NetConnections
    Sr Nts
       02-15-10                                             14.00                500,000                    125,000
Rural Cellular
    Sr Sub Nts Series B
       05-15-08                                              9.63              2,950,000                  2,787,750

See accompanying notes to investments in securities
---------------------------------------------------------------------
-90- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS



AXP VP - Managed Fund

Bonds (continued)
Issuer                                                     Coupon              Principal              Value(a)
                                                            rate                amount
Time Warner Telecom
    Sr Nts
      02-01-11                                             10.13%            $1,600,000(d)              $1,648,000
Verizon Global Funding
       12-01-05                                              6.75              5,000,000(d)               5,121,200
       12-01-10                                              7.25              5,000,000(d)               5,214,299
Vialog
    Company Guaranty
       11-15-01                                             12.75              5,000,000                  4,800,000
Voicestream Wireless/
Voicestream Wireless Holdings
    Sr Nts
       11-15-09                                             10.38              1,149,180                  1,281,336
Williams Communications Group
    Sr Nts
       10-01-09                                             10.88              1,225,000                  1,087,188
Total                                                                                                    39,230,011

Computers & office equipment (0.1%)
Adaptec
    Cv Sub Nts
       02-01-04                                              4.75              1,677,000                  1,409,183
AOL Time Warner
    Zero Coupon Cv
       12-06-19                                              3.27              1,740,000(e)                 891,785
Globix
    Sr Nts
       02-01-10                                             12.50              1,500,000                    622,500
Nvidia
       10-15-07                                              4.75                590,000                    463,150
PSINet
    Sr Nts
       11-01-08                                             11.50                725,000                    174,000
Solectron
    Zero Coupon Cv
       11-20-20                                              3.25              3,213,000(e)               1,539,348
Total                                                                                                     5,099,966

Electronics (0.2%)
Advanced Energy Inds
    Cv
       11-15-06                                              5.25              1,499,000                  1,214,100
Celestica
    (U.S. Dollar) Zero Coupon Cv
       08-01-20                                              3.74              2,709,000(c,e)             1,147,939
Conexant Systems
    Cv
       02-01-07                                              4.00              3,191,000                  1,818,870
Corning
    Zero Coupon Cv
       11-08-15                                              2.00              1,747,000(e)               1,059,031
Lam Research
    Cv Sub Nts
       09-01-02                                              5.00              1,788,000                  1,847,539
Semtech
    Cv
       02-01-07                                              4.50              1,566,000                  1,282,163
STMicroelectronics
    (U.S. Dollar) Zero Coupon Cv
       11-16-10                                              3.82              1,346,000(c,d,e)             856,393
Triquint Semiconductor
    Cv Sub Nts
       03-01-07                                              4.00              1,611,000                  1,000,834
Total                                                                                                    10,226,869

Energy (0.4%)
AES Drax Energy
    (U.S. Dollar)
       08-30-10                                             11.50                845,000(c,d)               923,163
Devon Energy
    Cv Deb
       08-15-08                                              4.90              1,977,000                  1,967,115
Grant Prideco
    Sr Nts
       12-01-07                                              9.63              2,275,000(d)               2,388,750
Lodestar Holdings
    Company Guaranty
       05-15-05                                             11.50              3,000,000(b)                 120,000
Newfield Exploration
    Sr Nts
       03-01-11                                              7.63              1,825,000                  1,811,313
Phillips Petroleum
       05-25-05                                              8.50              4,000,000                  4,374,572
       05-25-10                                              8.75              5,000,000                  5,793,879
Total                                                                                                    17,378,792

Energy equipment & services (0.2%)
DI Inds
    Sr Nts
       07-01-07                                              8.88                795,000                    802,950
Diamond Offshore Drilling
    Cv Sub Nts
       02-15-07                                              3.75              1,833,000                  2,024,915
Global Marine
       09-01-07                                              7.13              4,500,000                  4,634,100
Total                                                                                                     7,461,965

Financial services (0.9%)
AOA Holdings LLC
    Sr Nts
       06-01-06                                             10.38              2,740,000                  2,603,000
Countrywide Home Loan
    Company Guaranty
       06-15-04                                              6.85              8,000,000                  8,168,159
Duke Capital
    Sr Nts
       10-01-09                                              7.50              4,500,000                  4,787,730
Heller Financial
       05-15-03                                              7.88              5,000,000                  5,191,290
Indah Kiat Finance Mauritius
    (U.S. Dollar) Company Guaranty
       07-01-07                                             10.00                535,000(c)                 147,125
LaBranche
    Sr Nts
       08-15-04                                              9.50              2,140,000                  2,260,418
    Sr Sub Nts
       03-01-07                                             12.00                480,000                    522,000
Morgan Stanley, Dean Witter,
Discover & Co
       06-15-05                                              7.75              7,000,000                  7,505,561
Providian Financial
    Cv Sr Nts
       08-15-05                                              3.25                946,000                    906,486
Travelers Group
    Sr Nts
       01-15-06                                              6.75              4,000,000                  4,120,240
Wilmington Trust
       05-01-08                                              6.63              3,200,000                  3,084,704
Total                                                                                                    39,296,713

Food (0.3%)
Aurora Foods
    Sr Sub Nts Series B
       02-15-07                                              9.88              2,260,000                  1,723,250
Del Monte Foods
    Zero Coupon Sr Disc Nts Series B
       12-15-02                                             22.94              2,120,000(f)               1,844,400
Earthgrains
       08-01-03                                              8.38              7,000,000                  7,038,010
RAB Enterprises
    Company Guaranty
       05-01-05                                             10.50                985,000                    709,200
Total                                                                                                    11,314,860

Health care (0.1%)
Allergan
    Zero Coupon Cv
       11-01-20                                              2.50              1,426,000(d,e)               948,147
Teva Pharmaceuticals Finance LLC
    Cv Sr Nts
       10-15-05                                              1.50                977,000(d)               1,023,408
Watson Pharmaceuticals
    Sr Nts
       05-15-08                                              7.13              2,550,000                  2,470,899
Total                                                                                                     4,442,454

Health care services (0.2%)
AmeriSource Health
    Cv
       12-01-07                                              5.00              1,210,000(d)               1,558,807
HCA-The Healthcare
       09-01-10                                              8.75              1,030,000                  1,082,788
Paracelsus Healthcare
    Sr Sub Nts
       08-15-06                                             10.00              2,000,000(b)                 800,000

See accompanying notes to investments in securities
---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -91-


AXP VP - Managed Fund

Bonds (continued)
Issuer                                                     Coupon              Principal              Value(a)
                                                            rate                amount
Tenet Healthcare
    Sr Nts
       12-01-03                                              8.63%            $2,500,000                 $2,574,999
    Sr Nts Series B
       09-01-10                                              9.25              1,575,000                  1,712,812
    Sr Sub Nts Series B
       12-01-08                                              8.13                800,000                    811,000
Triad Hospitals Holdings
    Company Guaranty Series B
       05-15-09                                             11.00              1,030,000                  1,105,963
Total                                                                                                     9,646,369
Industrial equipment & services (0.1%)
Motors & Gears
    Sr Nts Series D
       11-15-06                                             10.75              1,575,000                  1,512,000
Terex
    Company Guaranty Series D
       04-01-08                                              8.88              1,425,000                  1,314,563
Total                                                                                                     2,826,563

Insurance (0.8%)
American General Institute Capital
    Company Guaranty Series A
       12-01-45                                              7.57             10,000,000(d)               9,466,349
Americo Life
    Sr Sub Nts
       06-01-05                                              9.25              2,100,000                  2,021,250
Executive Risk Capital
    Company Guaranty Series B
       02-01-27                                              8.68              3,000,000                  2,964,852
Nationwide CSN Trust
       02-15-25                                              9.88              9,000,000(d)               9,179,208
New England Mutual
       02-15-24                                              7.88              2,000,000(d)               2,033,540
Principal Mutual
       03-01-44                                              8.00              2,500,000(d)               2,238,528
SAFECO Capital Trust
    Company Guaranty
       07-15-37                                              8.07              3,150,000                  2,613,987
Zurich Capital Trust
    Company Guaranty
       06-01-37                                              8.38              3,750,000(d)               3,802,163
Total                                                                                                    34,319,877

Leisure time & entertainment (0.6%)
Argosy Gaming
    Company Guaranty
       06-01-09                                             10.75              2,075,000                  2,222,844
Cinemark USA
    Sr Sub Nts Series B
       08-01-08                                              9.63              1,010,000                    828,200
Coast Hotels & Casino
    Company Guaranty
       04-01-09                                              9.50              1,750,000                  1,758,750
    Sr Sub Nts
       04-01-09                                              9.50                500,000(d)                 502,500
Hammons (JQ) Hotels
    1st Mtge
       02-15-04                                              8.88                775,000                    743,031
Harrah's Operating
    Company Guaranty
       02-01-11                                              8.00              7,000,000(d)               7,126,489
Horseshoe Gaming Holdings
    Company Guaranty
       05-15-09                                              8.63              1,750,000                  1,754,375
Riviera Holdings
    Company Guaranty
       08-15-04                                             10.00                700,000                    609,000
Six Flags
    Sr Nts
       02-01-09                                              9.50              1,060,000(d)               1,075,900
Station Casinos
    Sr Nts
       02-15-08                                              8.38              1,000,000(d)               1,005,000
    Sr Sub Nts
       04-15-07                                              9.75              1,000,000                  1,030,000
Time Warner
       02-01-24                                              7.57              2,900,000                  2,977,053
Trump Atlantic City Assn/Funding
    1st Mtge Company Guaranty
       05-01-06                                             11.25                875,000                    592,813
United Artists Theatres
    Series 1995A
       07-01-15                                              9.30              1,793,648                  1,347,012
Total                                                                                                    23,572,967

Media (1.4%)
Charter Communications Holdings/
Charter Capital
    Sr Nts
       10-01-09                                             10.75              2,000,000(d)               2,125,000
       01-15-10                                             10.25                550,000                    572,000
    Sr Nts
       01-15-11                                             11.13                750,000(d)                 796,875
Clear Channel Communications
    Cv Sr Nts
       04-01-03                                              2.63              1,230,000                  1,305,903
Coaxial Communications/Phoenix
    Company Guaranty
       08-15-06                                             10.00              1,250,000                  1,237,500
Comcast
    Zero Coupon Cv
       12-19-20                                              0.97              2,259,000(e)               1,858,028
Comcast Cable Communications
       11-15-08                                              6.20              6,100,000                  5,936,459
       01-30-11                                              6.75              3,000,000                  3,028,830
Cox Enterprises
       06-15-09                                              7.38             10,000,000(d)              10,147,400
CSC Holdings
    Sr Sub Nts
       11-01-05                                              9.25              2,000,000                  2,040,000
Golden Sky Systems
    Company Guaranty Series B
       08-01-06                                             12.38              2,515,000                  2,565,300
Harcourt General
       08-01-27                                              7.20              5,000,000                  4,325,200
Lamar Media
    Company Guaranty
       12-01-06                                              9.63              1,430,000                  1,510,438
MDC Communications
    (U.S. Dollar) Sr Sub Nts
       12-01-06                                             10.50              1,800,000(c)               1,692,000
Paxson Communications
    Sr Sub Nts
       10-01-02                                             11.63              2,000,000                  2,035,000
Rogers Cablesystems
    (U.S. Dollar) Company Guaranty
       12-01-07                                             10.00              1,500,000(c)               1,590,000
       12-01-15                                             11.00              1,350,000(c)               1,532,250
Telewest Communications
    (U.S. Dollar) Sr Nts
       02-01-10                                              9.88              1,700,000(c)               1,678,750
Time Warner Entertainment
    Sr Nts
       07-15-33                                              8.38             10,000,000                 11,179,799
WRC Media/Weekly Read/Compass
    Sr Sub Nts
       11-15-09                                             12.75                900,000                    783,000
Total                                                                                                    57,939,732

Metals (0.1%)
Great Lakes Carbon
    Company Guaranty Pay-in-kind Series B
       05-15-08                                             10.25                250,000(k)                 131,875
Imexsa Export Trust
    (U.S. Dollar)
       05-31-03                                             10.13              1,610,336(c,d)             1,537,871
Oregon Steel Mills
    1st Mtge
       06-15-03                                             11.00                825,000                    668,250
US Can
    Sr Sub Nts
       10-01-10                                             12.38                475,000(d)                 517,750
Total                                                                                                     2,855,746

See accompanying notes to investments in securities
---------------------------------------------------------------------
-92- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS



AXP VP - Managed Fund

Bonds (continued)
Issuer                                                     Coupon              Principal              Value(a)
                                                            rate                amount
Miscellaneous (0.7%)
Actuant
    Company Guaranty
       05-01-09                                             13.00%              $295,000                   $295,738
Adams Outdoor Advertising
    Sr Nts
       03-15-06                                             10.75                880,000                    902,000
Advanced Glassfiber Yarn
    Sr Sub Nts
       01-15-09                                              9.88                575,000                    474,375
Argo-Tech
    Company Guaranty
       10-01-07                                              8.63              1,150,000                  1,000,500
Bistro Trust
       12-31-02                                              9.50             12,000,000(d)              12,298,679
Consolidated Container/
Consolidated Container Capital
       07-15-09                                             10.13                475,000                    465,500
Continucare
    Cv Sr Sub Nts
       10-31-02                                              7.00                243,902(b,d)                47,561
Delphes #2
    (U.S. Dollar)
       05-05-09                                              7.75              3,000,000(c,d)             3,121,890
Falcon Products
    Company Guaranty Series B
       06-15-09                                             11.38              2,000,000                  1,880,000
ISG Resources
       04-15-08                                             10.00              3,000,000                  1,620,000
Nationwide Credit
    Sr Nts Series A
       01-15-08                                             10.25              2,500,000                    800,000
NSM Steel
    Company Guaranty
       02-01-06                                             12.00              1,522,095(b,d)                60,884
Omega Cabinets
    Sr Sub Nts
       06-15-07                                             10.50              1,980,000                  1,984,950
Outsourcing Solutions
    Sr Sub Nts Series B
       11-01-06                                             11.00              1,125,000                    900,000
Resolution Performance
    Sr Sub Nts
       11-15-10                                             13.50              1,275,000(d)               1,364,250
SC Intl
       09-01-07                                              9.25                950,000                    950,000
Stellex Technologies
    Sr Sub Nts Series B
       11-01-07                                              9.50              1,350,000(b)                 148,500
Vesta Capital
       01-15-27                                              8.53              3,000,000(d)               1,119,390
Total                                                                                                    29,434,217

Multi-industry conglomerates (0.4%)
Jordan Inds
    Sr Nts Series D
       08-01-07                                             10.38              2,580,000                  2,193,000
Prime Succession
    Sr Sub Nts
       08-15-04                                             10.75                980,000(b)                 118,825
Tyco Intl
    (U.S. Dollar) Zero Coupon Cv
       11-17-20                                              1.33                580,000(c,e)               440,800
       11-17-20                                              1.43              1,688,000(c,d,e)           1,285,530
US Inds/USI America Holding
    Company Guaranty
       10-15-03                                              7.13              3,115,000                  2,896,461
USI American Holdings
    Sr Nts Series B
       12-01-06                                              7.25              1,925,000                  1,561,294
Viacom
       06-01-01                                              8.88              9,750,000                  9,821,175
Total                                                                                                    18,317,085

Paper & packaging (0.7%)
Abitibi-Consolidated
    (U.S. Dollar)
       08-01-05                                              8.30              8,000,000(c)               8,375,280
APP China Group
    (U.S. Dollar) Sr Nts
       03-15-05                                             14.00              1,300,000(c,d)               341,250
Ball
    Company Guaranty
       08-01-08                                              8.25              1,000,000                  1,010,000
Berry Plastics
    Sr Sub Nts
       04-15-04                                             12.25              1,600,000                  1,440,000
Crown Paper
    Sr Sub Nts
       09-01-05                                             11.00              1,000,000(b)                  22,500
Intl Paper
       07-08-05                                              8.13              6,000,000                  6,376,800
Packaging Corp of America
    Company Guaranty
       04-01-09                                              9.63              2,495,000                  2,657,175
Printpack
    Sr Sub Nts Series B
       08-15-06                                             10.63                500,000                    505,000
Quno
    (U.S. Dollar)  Sr Nts
       05-15-05                                              9.13              2,500,000(c)               2,615,935
Repap New Brunswick
    (U.S. Dollar) Sr Nts
       06-01-04                                              9.00              2,200,000(c)               2,310,000
Riverwood Intl
    Company Guaranty
       04-01-08                                             10.88                250,000                    251,250
    Company Guaranty Sr Nts
       04-01-06                                             10.25              1,300,000                  1,335,750
Silgan Holdings
       06-01-09                                              9.00              1,650,000                  1,584,000
Stone Container
    Sr Nts
       02-01-08                                              9.25              1,180,000(d)               1,203,600
       02-01-11                                              9.75                675,000(d)                 691,875
Total                                                                                                    30,720,415

Real estate investment trust (--%)
Meristar Hospitality
    Sr Nts
       01-15-11                                              9.13              1,400,000(d)               1,424,500

Restaurants & lodging (0.2%)
MGM Mirage
       02-06-08                                              6.88              7,380,000                  7,028,785
    Company Guaranty
       06-01-07                                              9.75                905,000                    961,563
       02-01-11                                              8.38                350,000                    346,500
Total                                                                                                     8,336,848

Retail (0.7%)
Albertson's
    Sr Nts
       02-15-11                                              7.50              7,000,000                  7,139,160
Eye Care Centers of America
    Company Guaranty
       05-01-08                                              9.13                500,000                    200,000
Flooring America
    Company Guaranty
       10-15-07                                              9.25              1,849,000(b)                  36,980
Kohl's
    Zero Coupon Cv
       06-12-20                                              2.51              2,940,000(e)               1,837,206
Kroger
    Company Guaranty
       03-01-08                                              7.45              6,075,000                  6,383,185
Levi Strauss
    Sr Nts
       01-15-08                                             11.63              2,000,000(d)               2,095,000
Lowe's
    Zero Coupon Cv
       02-16-21                                              2.50              1,460,000(d,e)               903,375
Target
       08-15-10                                              7.50              2,500,000                  2,734,840
       01-15-11                                              6.35              5,500,000                  5,578,320
Wal-Mart CRAVE Trust
       07-17-06                                              7.00              3,188,066(d)               3,249,563
Total                                                                                                    30,157,629

Textiles & apparel (0.0%)
Galey & Lord
    Company Guaranty
       03-01-08                                              9.13              1,750,000                  1,198,750

Transportation (0.4%)
ERAC USA Finance
       01-15-11                                              8.00              5,000,000(d)               5,120,435

See accompanying notes to investments in securities
---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -93-


AXP VP - Managed Fund


Bonds (continued)
Issuer                                                     Coupon              Principal              Value(a)
                                                            rate                amount
Greater Beijing First Expressways
    (U.S. Dollar) Sr Nts
       06-15-04                                              9.25%            $5,120,000(b,c)            $2,099,200
Interpool
       08-01-07                                              7.35              2,030,000                  1,705,200
Union Pacific
       01-15-11                                              6.65              5,300,000                  5,297,880
Vectura Group
    Company Guaranty Series B
       06-30-08                                             10.25              1,775,000                  1,180,375
Zhuhai Highway
    (U.S. Dollar) Sub Nts
       07-01-08                                             11.50              5,000,000(b,c,d)             350,000
Total                                                                                                    15,753,090

Utilities -- electric (0.8%)
AES
    Sr Nts
       09-15-10                                              9.38                800,000                    842,000
Alabama Power
    1st Mtge
       12-01-24                                              9.00              2,038,080                  2,140,371
Arizona Public Service
    1st Mtge Sale Lease-backed Obligation
       12-30-15                                              8.00              1,800,000                  1,840,662
Cleveland Electric Illuminating
    1st Mtge Series B
       05-15-05                                              9.50              9,000,000                  9,257,940
Connecticut Light & Power
    1st Mtge Series C
       06-01-02                                              7.75              5,000,000                  5,104,650
Public Service Electric & Gas
    1st & Ref Mtge (AMBAC Insured)
       01-01-16                                              6.75              2,600,000(g)               2,544,594
Salton Sea Funding
    Series C
       05-30-10                                              7.84              1,325,000                  1,156,897
Sithe Independence Funding
    Series A
       12-30-13                                              9.00              1,500,000                  1,611,510
Texas Utilities Electric
       08-01-07                                              7.17              5,000,000                  5,183,400
Western Massachusetts Electric
    1st Mtge Series B
       07-01-01                                              7.38              2,750,000                  2,751,155
Total                                                                                                    32,433,179

Utilities -- gas (0.7%)
Columbia Energy Group
    Series E
       11-28-10                                              7.32              7,000,000                  7,040,390
El Paso Energy
    Sr Nts
       05-15-09                                              6.75              1,900,000                  1,915,903
       12-15-12                                              7.38              3,000,000                  3,134,400
    Sr Nts Series B
       07-15-01                                              6.63              8,675,000                  8,691,569
Enron
       06-15-03                                              7.88              3,000,000                  3,126,120
Southwest Gas
       02-15-11                                              8.38              6,000,000                  6,084,480
Total                                                                                                    29,992,862

Utilities -- telephone (1.5%)
360 Communications
       04-01-09                                              7.60              3,000,000                  3,060,510
Adelphia Business Solutions
    Sr Nts Series B
       09-01-04                                             12.25              2,320,000                  2,273,600
CenturyTel
    Sr Nts
       10-15-12                                              7.75              4,000,000                  4,073,200
Energis
    (U.S. Dollar)
       06-15-09                                              9.75              2,175,000(c)               2,098,875
Geotek Communications
    Escrow Cv Sr Sub Nts
       05-15-01                                             --                 1,655,000(b,m,n)                  --
Global Crossing Holdings
    (U.S. Dollar) Sr Sub Deb
       08-01-07                                              8.70              2,500,000(c,d)             2,419,100
Intermedia Communications
    Zero Coupon Sr Disc Nts Series B
       07-15-02                                             11.93              2,695,000(f)               2,381,706
ITC DeltaCom
    Sr Nts
       11-15-08                                              9.75              1,750,000                  1,487,500
McLeod USA
       07-15-08                                             12.00              1,050,000                  1,092,000
    Sr Nts
       01-01-09                                             11.38              1,675,000                  1,762,938
Metromedia Fiber Network
    Sr Nts
       12-15-09                                             10.00              1,200,000                  1,140,000
PSINet
    Sr Nts
       12-01-06                                             10.50              2,000,000                    420,000
Qwest
       11-10-26                                              7.20              5,000,000                  4,638,350
    Sr Nts Series B
       11-01-08                                              7.50              6,950,000                  7,058,003
RSL Communications
    (U.S. Dollar) Company Guaranty
       11-15-06                                             12.25              3,000,000(c)                 112,500
Telefonica Europe
    (U.S. Dollar) Company Guaranty
       09-15-10                                              7.75             12,000,000(c)              12,605,880
United Pan-Europe Communications
    (U.S. Dollar) Sr Nts
       02-01-10                                             11.50                750,000(c,d)               600,000
    (U.S. Dollar) Sr Nts Series B
       02-01-10                                             11.25              1,000,000(c)                 807,500
    (U.S. Dollar) Zero Coupon Sr Disc Nts
     Series B
       02-01-05                                             24.78                500,000(c,d,f)             200,000
Vodafone Group
    Company Guaranty
       05-01-08                                              6.65             10,000,000                 10,047,300
    (U.S. Dollar)
       02-15-10                                              7.75              5,000,000(c)               5,340,500
Williams Communications Group
    Sr Nts
       08-01-10                                             11.88              1,000,000                    925,000
Total                                                                                                    64,544,462
Total bonds
(Cost: $1,279,715,566)                                                                               $1,281,874,677


Short-term securities (3.9%)
Issuer                                                   Annualized             Amount                Value(a)
                                                        yield on date         payable at
                                                         of purchase           maturity

U.S. government agencies (3.2%)
Federal Home Loan Bank Disc Nt
       03-09-01                                              5.37%           $12,100,000                $12,083,786
Federal Home Loan Mtge Corp Disc Nts
       03-13-01                                              5.59             10,000,000                  9,979,850
       03-27-01                                              5.32              1,000,000                    996,025
       03-30-01                                              5.36             15,300,000                 15,231,977
       05-31-01                                              4.90             40,000,000                 39,499,867
Federal Natl Mtge Assn Disc Nts
       03-22-01                                              5.47                300,000                    299,001
       04-09-01                                              5.28             31,300,000                 31,117,415
       04-27-01                                              5.18             17,300,000                 17,152,039
       04-30-01                                              5.06              9,400,000                  9,319,565
Total                                                                                                   135,679,525

Commercial paper (0.7%)
BellSouth
       04-11-01                                              5.10              4,600,000(l)               4,572,791
Caterpillar Financial Services
       03-19-01                                              6.27              1,200,000                  1,196,358
Ford Motor Credit
       03-07-01                                              6.26              4,500,000                  4,494,968
Gannett
       03-07-01                                              5.49              1,200,000(l)               1,198,721
       03-12-01                                              5.48              2,400,000(l)               2,395,624
GE Capital Intl Funding
       03-01-01                                              5.52             10,000,000(l)               9,998,467
Paccar Financial
       03-16-01                                              5.45              4,600,000                  4,588,878
Total                                                                                                    28,445,807

Total short-term securities
(Cost: $164,159,083)                                                                                   $164,125,332

Total investments in securities
(Cost: $3,748,429,190)(q)                                                                            $4,327,495,302


See accompanying notes to investments in securities
---------------------------------------------------------------------
-94- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

AXP VP - Managed Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Feb. 28, 2001, the value of foreign securities represented 8.59% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(g) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

    AMBAC -- American Municipal Bond Association Corporation
    MBIA  -- Municipal Bond Investors Assurance

(h) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.

(i) PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

(j) Security is partially or fully on loan. See Note 5 to the financial statements.

(k) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(l) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(m) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). Information concerning such security holdings at Feb. 28, 2001, is as follows:

    Security                            Acquisition dates    Cost
    Aurora Foods                            10-17-00        $59,550
    Geotek Communications
        Escrow Cv Sr Sub Nts 2001           08-26-00             --

(n) Negligible market value.

(o) At Feb. 28, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $1,505,750.

(p) At Feb. 28, 2001, securities valued at $8,370,000 were held to cover open call options written as follows (see Note 8 to the financial statements):

    Issuer             Contracts  Exercise price   Expiration date    Value(a)
    Southwest Airlines    2,500       $20             March 2001      $112,500
    Southwest Airlines    2,000        22             March 2001        37,500
                          -----        --                   ----        ------
    Total value                                                       $150,000
                                                                      --------

(q) At Feb. 28, 2001, the cost of securities for federal income tax purposes was approximately $3,748,429,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation            $ 825,074,000
    Unrealized depreciation             (246,008,000)
                                        ------------
    Net unrealized appreciation        $ 579,066,000
                                       -------------

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -95-

Investments in Securities

AXP VP - New Dimensions Fund
Feb. 28, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.0%)
Issuer                                              Shares          Value(a)
Aerospace & defense (0.4%)
United Technologies                                 236,000       $18,386,760

Airlines (1.4%)
Southwest Airlines                                3,354,625        62,396,025

Banks and savings & loans (4.5%)
State Street                                        532,300        53,469,535
USA Education                                       479,600        34,785,388
Wells Fargo                                       2,129,300       105,698,452
Total                                                             193,953,375

Beverages & tobacco (2.0%)
Anheuser-Busch                                      351,400        15,356,180
Coca-Cola                                           355,600        18,857,468
Philip Morris                                     1,065,100        51,316,518
Total                                                              85,530,166

Chemicals (0.6%)
Air Products & Chemicals                            692,200        28,068,710

Communications equipment & services (1.8%)
CIENA                                               124,200(b)      8,344,688
Corning                                           1,199,500        32,506,450
JDS Uniphase                                      1,375,500(b)     36,794,625
Total                                                              77,645,763

Computer software & services (3.8%)
Microsoft                                         1,797,500(b)    106,052,500
Oracle                                            1,943,200(b)     36,920,800
Siebel Systems                                      177,900(b)      6,804,675
VERITAS Software                                    259,600(b)     16,857,775
Total                                                             166,635,750

Computers & office equipment (11.9%)
AOL Time Warner                                   1,914,900(b)     84,313,047
Automatic Data Processing                         1,331,200        78,540,800
Cisco Systems                                     3,098,100(b)     73,386,244
Comverse Technology                                 110,000(b)      8,243,125
EMC                                               1,753,400(b)     69,715,184
Hewlett-Packard                                     780,000        22,503,000
Intl Business Machines                              946,600        94,565,339
Sanmina                                             355,700(b)     10,604,306
Solectron                                         2,480,800(b)     67,601,800
Sun Microsystems                                    693,400(b)     13,781,325
Total                                                             523,254,170

Electronics (4.8%)
Applied Materials                                   687,600(b)     29,051,100
Applied Micro Circuits                              139,900(b)      3,742,325
Intel                                             2,485,200        70,983,525
Maxim Integrated Products                           786,500(b)     36,277,313
Texas Instruments                                 2,307,700        68,192,535
Total                                                             208,246,798

Energy (6.0%)
Chevron                                             852,100        72,990,886
Exxon Mobil                                       2,307,398       187,014,608
Total                                                             260,005,494

Energy equipment & services (1.2%)
Halliburton                                       1,277,800        50,881,996

Financial services (9.4%)
Citigroup                                         3,939,633       193,751,151
Fannie Mae                                          663,700        52,896,890
MBNA                                              1,775,350        58,373,508
Morgan Stanley, Dean
    Witter, Discover & Co                         1,579,680       102,884,558
Total                                                             407,906,107

Health care (9.1%)
ALZA                                                852,200(b)     33,704,510
Amgen                                               443,700(b)     31,974,131
Bristol-Myers Squibb                              1,410,300        89,427,123
Guidant                                             315,100(b)     16,060,647
Medtronic                                         1,277,200        65,367,096
Pfizer                                            2,697,950       121,407,750
Schering-Plough                                     887,500        35,721,875
Total                                                             393,663,132

Health care services (3.7%)
Cardinal Health                                     964,550        97,901,825
HCA-The Healthcare                                1,354,600        53,642,160
Manor Care                                          301,100(b)      7,343,829
Total                                                             158,887,814

Household products (1.5%)
Colgate-Palmolive                                   558,800        32,997,140
Kimberly-Clark                                      425,600        30,430,400
Total                                                              63,427,540

Industrial equipment & services (0.7%)
Illinois Tool Works                                 532,600        32,248,930

Insurance (3.4%)
American Intl Group                               1,260,360       103,097,448
Marsh & McLennan                                    436,800        46,737,600
Total                                                             149,835,048

Leisure time & entertainment (2.4%)
Viacom Cl B                                       2,129,917(b)    105,856,875

Media (2.3%)
Comcast Special Cl A                                716,700(b)     31,042,069
Gannett                                             861,786        56,998,526
Sony ADR                                            177,900(c)     12,721,629
Total                                                             100,762,224

Metals (0.2%)
Alcoa                                               204,700         7,320,072

Multi-industry conglomerates (8.0%)
General Electric                                  3,728,000       173,352,000
Minnesota Mining & Mfg                              674,500        76,049,875
Robert Half Intl                                    568,300(b)     13,673,298
Tyco Intl                                         1,525,844(c)     83,387,375
Total                                                             346,462,548

Restaurants & lodging (0.9%)
Marriott Intl Cl A                                  962,700        41,088,036

Retail (10.0%)
Costco Wholesale                                  1,598,200(b)     66,724,850
Home Depot                                        1,087,450        46,216,625
Safeway                                           2,662,300(b)    144,589,513
Target                                            1,705,100        66,498,900
Wal-Mart Stores                                   1,817,100        91,018,539
Walgreen                                            425,400        18,853,728
Total                                                             433,902,155

Transportation (0.2%)
Burlington Northern
    Santa Fe                                        278,500         8,357,785

Utilities -- electric (0.7%)
Duke Energy                                         703,300        28,659,475

Utilities -- gas (6.0%)
El Paso                                           1,963,800       138,055,140
Enron                                             1,774,800       121,573,800
Total                                                             259,628,940

Utilities -- telephone (1.1%)
Verizon Communications                              967,500        47,891,250

Total common stocks
(Cost: $3,587,190,776)                                         $4,260,902,938

See accompanying notes to investments in securities
---------------------------------------------------------------------
-96- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

AXP VP - New Dimensions Fund

Short-term securities (2.2%)(d)
Issuer                                Annualized       Amount         Value(a)
                                     yield on date   payable at
                                      of purchase     maturity
U.S. government agencies (1.9%)
Federal Home Loan Bank Disc Nts
       03-02-01                           6.28%        $800,000         $799,704
       03-28-01                           5.07       35,600,000       35,460,172
Federal Home Loan Mtge Corp Disc Nt
       04-10-01                           5.33        5,000,000        4,969,819
Federal Natl Mtge Assn Disc Nts
       03-26-01                           5.40        2,900,000        2,888,731
       04-18-01                           5.31       10,000,000        9,928,269
Student Loan Mtge Assn Disc Nt
       03-01-01                           5.52       28,400,000       28,395,645
Total                                                                 82,442,340

Commercial paper (0.3%)
BellSouth Capital Funding
       04-11-01                           5.10        4,300,000(e)     4,274,565
Heinz (HJ)
       04-09-01                           5.36        3,800,000        3,777,495
Kredietbank North America Finance
       03-30-01                           5.14        3,200,000        3,186,347
Total                                                                 11,238,407

Total short-term securities
(Cost: $93,694,511)                                                  $93,680,747

Total investments in securities
(Cost: $3,680,885,287)(f)                                         $4,354,583,685


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Feb. 28, 2001, the value of foreign securities represented 2.21% of net assets.

(d) At Feb. 28, 2001, cash or short-term securities were designated to cover open put options written as follows (see Note 8 to the financial statements):

    Issuer                    Contracts Exercise price Expiration date  Value(a)
    Maxim Integrated Products   100         $40          April 2001     $ 34,699
    Maxim Integrated Products   650          45          April 2001      340,948
                                ---          --                ----      -------
    Total value                                                         $375,647
                                                                        --------

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) At Feb. 28, 2001, the cost of securities for federal income tax purposes was approximately $3,680,885,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation         $ 849,364,000
    Unrealized depreciation          (175,665,000)
                                     ------------
    Net unrealized appreciation     $ 673,699,000
                                     ------------

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -97-

Investments in Securities

AXP VP - S&P 500 Index Fund
Feb. 28, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (99.9%)
Issuer                                                Shares          Value(a)
Aerospace & defense (1.6%)
Boeing                                                  2,925         $181,936
General Dynamics                                          656           44,726
Goodrich (BF)                                             335           13,547
Honeywell Intl                                          2,625          122,614
Lockheed Martin                                         1,418           53,118
Northrop Grumman                                          236           22,172
Raytheon Cl B                                           1,119           37,162
Rockwell Intl                                             604           27,760
United Technologies                                     1,542          120,137
Total                                                                  623,172

Airlines (0.2%)
AMR                                                       496(b)        16,492
Delta Air Lines                                           404           17,016
Southwest Airlines                                      2,444           45,459
US Airways Group                                          220(b)         9,086
Total                                                                   88,053

Automotive & related (1.1%)
Cooper Tire & Rubber                                      238            3,180
Cummins Engine                                            136            5,025
Dana                                                      486            8,228
Delphi Automotive Systems                               1,843           25,857
Eaton                                                     230           16,365
Ford Motor                                              6,170          171,589
General Motors                                          1,860           99,175
Genuine Parts                                             569           15,340
Goodyear Tire & Rubber                                    518           13,209
Johnson Controls                                          282           18,747
Navistar Intl                                             194(b)         4,854
PACCAR                                                    251           11,640
Snap-On                                                   191            5,405
TRW                                                       409           15,967
Visteon                                                   430            6,192
Total                                                                  420,773

Banks and savings & loans (6.4%)
AmSouth Bancorporation                                  1,235           21,514
Bank of America                                         5,358          267,632
Bank of New York                                        2,438          126,240
Bank One                                                3,809          134,343
BB&T                                                    1,306           47,186
Charter One Financial                                     684           19,535
Comerica                                                  583           37,108
Fifth Third Bancorp                                     1,521           81,849
First Union                                             3,225          104,393
FleetBoston Financial                                   2,980          122,925
Golden West Financial                                     521           28,577
Huntington Bancshares                                     825           12,323
J.P. Morgan Chase                                       6,263          292,231
KeyCorp                                                 1,402           36,452
Mellon Financial                                        1,607           74,420
Natl City                                               2,003           54,482
Northern Trust                                            730           51,921
Old Kent Financial                                        455           18,082
PNC Financial Services Group                              952           66,164
Regions Financial                                         729           21,870
Southtrust                                                554           23,441
State Street                                              532           53,439
Summit Bancorp                                            574           24,108
SunTrust Banks                                            975           64,087
Synovus Financial                                         936           26,040
U.S. Bancorp                                            6,264          145,323
Union Planters                                            443           16,861
USA Education                                             540           39,166
Wachovia                                                  670           42,304
Washington Mutual                                       1,916           98,425
Wells Fargo                                             5,627          279,324
Total                                                                2,431,765

Beverages & tobacco (3.2%)
Anheuser-Busch                                          2,970          129,789
Brown-Forman Cl B                                         225           14,288
Coca-Cola                                               8,163          432,883
Coca-Cola Enterprises                                   1,375           31,213
Coors (Adolph) Cl B                                       121            8,101
Fortune Brands                                            509           17,194
PepsiCo                                                 4,752          218,972
Philip Morris                                           7,320          352,678
UST                                                       536           15,458
Total                                                                1,220,576

Building materials & construction (0.4%)
Centex                                                    194            7,985
Georgia-Pacific Group                                     739           22,177
KB HOME                                                   141            3,941
Louisiana-Pacific                                         342            3,618
Masco                                                   1,469           34,331
Potlatch                                                   93            2,985
Pulte                                                     133            4,569
Sherwin-Williams                                          528           13,253
Temple-Inland                                             161            7,662
Vulcan Materials                                          332           14,054
Weyerhaeuser                                              721           38,746
Total                                                                  153,321

Chemicals (1.3%)
Air Products & Chemicals                                  755           30,615
Allied Waste Inds                                         647(b)        10,449
Dow Chemical                                            2,950           96,790
Du Pont (EI) de Nemours                                 3,433          149,988
Eastman Chemical                                          252           12,965
Ecolab                                                    418           17,535
Engelhard                                                 420           10,051
FMC                                                       100(b)         7,676
Great Lakes Chemical                                      165            5,463
Hercules                                                  353            4,970
Millipore                                                 152            7,980
Pall                                                      405            9,262
PPG Inds                                                  555           28,361
Praxair                                                   522           23,281
Rohm & Haas                                               723           26,570
Sigma-Aldrich                                             254           11,049
Waste Management                                        2,046           51,907
Total                                                                  504,912

Communications equipment & services (2.3%)
ADC Telecommunications                                  2,541(b)        28,269
Andrew Corp                                               267(b)         4,005
Avaya                                                     916(b)        12,824
Corning                                                 3,028           82,059
JDS Uniphase                                            4,259(b)       113,928
Lucent Technologies                                    10,993          127,409
Motorola                                                7,191          109,087
Nortel Networks                                        10,196(c)       188,523
QUALCOMM                                                2,461(b)       134,894
Scientific-Atlanta                                        530           24,857
Tellabs                                                 1,352(b)        58,897
Total                                                                  884,752

Computer software & services (4.6%)
Adobe Systems                                             791           22,988
BMC Software                                              808(b)        24,341
BroadVision                                               885(b)         6,416
Citrix Systems                                            609(b)        15,834
Computer Associates Intl                                1,911           59,604
Compuware                                               1,201(b)        12,385
Intuit                                                    679(b)        27,924
Microsoft                                              17,553(b)     1,035,627
Novell                                                  1,080(b)         6,413
Oracle                                                 18,425(b)       350,075
Parametric Technology                                     896(b)        11,928
PeopleSoft                                                940(b)        30,315
Siebel Systems                                          1,414(b)        54,086
VERITAS Software                                        1,284(b)        83,380
Total                                                                1,741,316

Computers & office equipment (9.3%)
Adaptec                                                   325(b)         3,555
AOL Time Warner                                        14,244(b)       627,162
Apple Computer                                          1,069(b)        19,509
Autodesk                                                  189            7,206
Automatic Data Processing                               2,078          122,602
Cabletron Systems                                         606(b)         8,151
Ceridian                                                  479(b)         9,690
Cisco Systems                                          23,691(b)       561,181
Compaq Computer                                         5,596          113,039
Computer Sciences                                         554(b)        33,079
Comverse Technology                                       542(b)        40,616

See accompanying notes to investments in securities
---------------------------------------------------------------------
-98- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

AXP VP - S&P 500 Index Fund

Issuer                                   Shares                     Value(a)
Dell Computer                             8,516(b)                $186,288
Electronic Data Systems                   1,540                     98,298
EMC                                       7,203(b)                 286,391
Equifax                                     466                     14,124
First Data                                1,301                     80,350
Gateway                                   1,064(b)                  18,301
Hewlett-Packard                           6,509                    187,785
Intl Business Machines                    5,775                    576,923
Lexmark Intl Cl A                           418(b)                  21,736
Mercury Interactive                         266(b)                  16,741
NCR                                         317(b)                  13,948
Network Appliance                         1,040(b)                  30,940
Palm                                      1,863(b)                  32,370
Pitney Bowes                                830                     28,262
SABRE Holdings Cl A                         425                     18,326
Sanmina                                     997(b)                  29,723
Sapient                                     399(b)                   5,137
Solectron                                 2,095(b)                  57,089
Sun Microsystems                         10,600(b)                 210,675
Unisys                                    1,030(b)                  16,871
Yahoo!                                    1,838(b)                  43,767
Total                                                            3,519,835

Electronics (4.1%)
Advanced Micro Devices                    1,032(b)                  22,188
Agilent Technologies                      1,491(b)                  53,676
Altera                                    1,305(b)                  30,178
American Power Conversion                   641(b)                   7,812
Analog Devices                            1,177(b)                  43,902
Applied Materials                         2,670(b)                 112,808
Applied Micro Circuits                      973(b)                  26,028
Broadcom Cl A                               774(b)                  38,120
Conexant Systems                            800(b)                   9,800
Intel                                     22,153                   632,744
Jabil Circuit                               626(b)                  14,072
KLA-Tencor                                  612(b)                  21,879
Linear Technology                         1,043                     41,329
LSI Logic                                 1,051(b)                  16,932
Maxim Integrated Products                   936(b)                  43,173
Micron Technology                         1,868(b)                  63,923
Molex                                       644                     23,385
Natl Semiconductor                          587(b)                  11,987
Novellus Systems                            463(b)                  17,883
PerkinElmer                                 164                     12,008
Power-One                                   258(b)                   4,580
QLogic                                      301(b)                  11,250
Symbol Technologies                         482                     22,341
Tektronix                                   311(b)                   7,679
Teradyne                                    574(b)                  17,926
Texas Instruments                         5,695                    168,286
Thomas & Betts                              190                      3,625
Vitesse Semiconductor                       591(b)                  23,308
Xilinx                                    1,085(b)                  42,179
Total                                                            1,545,001

Energy (5.5%)
Amerada Hess                                291                     20,952
Anadarko Petroleum                          819                     51,188
Apache                                      406                     23,832
Ashland                                     230                      8,926
Burlington Resources                        709                     31,862
Chevron                                   2,113                    181,000
Conoco Cl B                               2,052                     59,098
Devon Energy                                422                     24,054
EOG Resources                               384                     16,742
Exxon Mobil                              11,443                    927,456
FirstEnergy                                 742                     20,902
Kerr-McGee                                  310                     20,038
Occidental Petroleum                      1,216                     29,172
Phillips Petroleum                          840                     44,780
Royal Dutch Petroleum ADR                 7,059(c)                 411,751
Sunoco                                      279                      9,274
Texaco                                    1,811                    116,085
Tosco                                       476                     19,064
Unocal                                      800                     28,208
USX-Marathon Group                        1,022                     28,228
Total                                                            2,072,612

Energy equipment & services (0.9%)
Baker Hughes                              1,093                     42,846
Halliburton                               1,456                     57,978
McDermott Intl                              198                      2,564
Nabors Inds                                 484(b)                  27,443
Noble Drilling                              442(b)                  20,575
Rowan Companies                             310(b)                   8,851
Schlumberger                              1,885                    120,168
Transocean Sedco Forex                    1,016                     48,900
Total                                                              329,325

Financial services (6.4%)
American Express                          4,378                    192,107
Bear Stearns Companies                      351                     18,315
Capital One Financial                       648                     35,802
CIT Group Cl A                              862                     19,912
Citigroup                                16,548                    813,821
Countrywide Credit Inds                     375                     16,586
Fannie Mae                                3,316                    264,286
Franklin Resources                          802                     33,475
Freddie Mac                               2,288                    150,665
H&R Block                                   301                     14,839
Household Intl                            1,550                     89,776
Lehman Brothers Holdings                    785                     53,890
MBNA                                      2,804                     92,196
Merrill Lynch                             2,667                    159,753
MGIC Investment                             351                     20,340
Morgan Stanley, Dean
    Witter, Discover & Co                 3,689                    240,265
Paychex                                   1,226                     48,963
Providian Financial                         941                     47,059
Schwab (Charles)                          4,555                     95,200
T Rowe Price Group                          399                     14,239
Total                                                            2,421,489

Food (1.3%)
Archer-Daniels-Midland                    2,084                     31,364
Campbell Soup                             1,386                     41,483
ConAgra                                   1,756                     34,558
General Mills                               930                     41,711
Heinz (HJ)                                1,142                     48,626
Hershey Foods                               448                     28,712
Kellogg                                   1,335                     35,498
Quaker Oats                                 432                     42,129
Ralston-Purina Group                      1,010                     31,492
Sara Lee                                  2,745                     59,539
SUPERVALU                                   435                      6,103
Sysco                                     2,201                     59,999
Wrigley (Wm) Jr                             372                     34,641
Total                                                              495,855

Furniture & appliances (0.1%)
Black & Decker                              267                     11,083
Briggs & Stratton                            71                      2,809
Leggett & Platt                             645                     12,473
Maytag                                      253                      8,476
Stanley Works                               282                      9,814
Whirlpool                                   219                     11,579
Total                                                               56,234

Health care (12.4%)
Abbott Laboratories                       5,092                    249,457
Allergan                                    433                     37,649
ALZA                                        779(b)                  30,809
American Home Products                    4,314                    266,476
Amgen                                     3,401(b)                 245,085
Applera-Applied Biosystem
    Group                                   693                     47,886
Bard (CR)                                   167                      7,410
Bausch & Lomb                               175                      9,401
Baxter Intl                                 969                     89,235
Becton, Dickinson & Co                      833                     29,971
Biogen                                      487(b)                  34,851
Biomet                                      587                     22,783
Boston Scientific                         1,334(b)                  21,998
Bristol-Myers Squibb                      6,437                    408,170
Chiron                                      630(b)                  29,492
Forest Laboratories                         577(b)                  40,119
Guidant                                   1,013(b)                  51,633
Johnson & Johnson                         4,576                    445,382
King Pharmaceuticals                        555(b)                  25,475
Lilly (Eli)                               3,711                    294,876
MedImmune                                   693(b)                  30,275
Medtronic                                 3,955                    202,417
Merck & Co                                7,592                    608,878
Pfizer                                   20,768                    934,561
Pharmacia                                 4,246                    219,518
Schering-Plough                           4,813                    193,723
St. Jude Medical                            279(b)                  15,657
Stryker                                     644                     36,161
Watson Pharmaceuticals                      338(b)                  18,759
Total                                                            4,648,107

See accompanying notes to investments in securities
---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -99-

AXP VP - S&P 500 Index Fund

Issuer                                     Shares                   Value(a)

Health care services (1.1%)
Aetna                                         465(b)                 $17,312
Cardinal Health                               969                     98,354
HCA-The Healthcare                          1,819                     72,032
HEALTHSOUTH                                 1,271(b)                  20,234
Humana                                        556(b)                   7,506
IMS Health                                    966                     25,985
Manor Care                                    337(b)                   8,219
McKesson HBOC                                 935                     27,190
Quintiles Transnational                       379(b)                   6,822
Tenet Healthcare                            1,044(b)                  48,160
UnitedHealth Group                          1,050                     62,192
Wellpoint Health Networks                     206(b)                  20,363
Total                                                                414,369

Household products (2.3%)
Alberto-Culver Cl B                           183                      7,331
Avon Products                                 783                     33,246
Clorox                                        775                     27,869
Colgate-Palmolive                           1,884                    111,250
Gillette                                    3,467                    112,712
Intl Flavors/Fragrances                       321                      6,487
Kimberly-Clark                              1,758                    125,697
Newell Rubbermaid                             877                     23,074
Procter & Gamble                            4,292                    302,587
Tupperware                                    189                      4,460
Unilever                                    1,882(c)                 105,204
Total                                                                859,917

Industrial equipment & services (0.6%)
Caterpillar                                 1,132                     47,091
Cintas                                        555                     19,989
Cooper Inds                                   307                     13,201
Deere & Co                                    772                     31,420
Illinois Tool Works                           995                     60,248
Ingersoll-Rand                                528                     22,889
Parker-Hannifin                               383                     16,480
Thermo Electron                               592(b)                  16,517
Timken                                        197                      3,152
Total                                                                230,987

Insurance (3.8%)
AFLAC                                         873                     52,520
Allstate                                    2,408                     95,983
Ambac Financial Group                         346                     19,514
American General                              828                     63,127
American Intl Group                         7,663                    626,832
Aon                                           843                     28,890
Chubb                                         576                     41,328
CIGNA                                         505                     55,383
Cincinnati Financial                          529                     19,474
Conseco                                     1,070                     15,001
Hartford Financial
    Services Group                            742                     47,377
Jefferson-Pilot                               339                     22,886
Lincoln Natl                                  631                     27,682
Loews                                         325                     35,318
Marsh & McLennan                              906                     96,942
MBIA                                          324                     24,618
MetLife                                     2,517                     77,649
Progressive Corp                              242                     23,958
SAFECO                                        420                      9,135
St. Paul Companies                            717                     33,190
Torchmark                                     415                     14,434
UnumProvident                                 792                     20,727
Total                                                              1,451,968

Leisure time & entertainment (1.7%)
Brunswick                                     287                      6,110
Carnival                                    1,924                     64,146
Disney (Walt)                               6,862                    212,379
Harley-Davidson                               998                     43,263
Harrah's Entertainment                        384(b)                  11,912
Hasbro                                        567                      6,963
Mattel                                      1,405                     23,829
Viacom Cl B                                 5,742(b)                 285,377
Total                                                                653,979

Media (1.6%)
American Greetings Cl A                       209                      2,730
Clear Channel Communications                1,925(b)                 110,013
Comcast Special Cl A                        2,972(b)                 128,724
Deluxe                                        238                      5,795
Donnelley (RR) & Sons                         401                     11,890
Dow Jones                                     288                     17,741
Gannett                                       868                     57,410
Harcourt General                              240                     13,450
Interpublic Group of Companies              1,013                     38,089
Knight-Ridder                                 241                     14,400
McGraw-Hill Companies                         643                     37,911
Meredith                                      164                      5,894
Moody's                                       534                     14,397
New York Times Cl A                           535                     23,647
Omnicom Group                                 583                     52,872
Tribune                                       995                     40,397
Univision Communications Cl A                 679(b)                  22,407
Total                                                                597,767

Metals (0.7%)
Alcan Aluminium                             1,064(c)                  39,251
Alcoa                                       2,847                    101,809
Allegheny Technologies                        264                      4,678
Avery Dennison                                363                     19,239
Barrick Gold                                1,303(c)                  21,109
Freeport-McMoRan Copper
    & Gold Cl B                               488(b)                   6,856
Homestake Mining                              866                      4,867
Inco                                          598(b,c)                10,698
Newmont Mining                                633                     10,666
Nucor                                         256                     11,315
Phelps Dodge                                  259                     11,914
Placer Dome                                 1,078(c)                  10,101
USX-U.S. Steel Group                          292                      4,450
Worthington Inds                              282                      2,778
Total                                                                259,731

Miscellaneous (3.7%)
Convergys                                     507(b)                  21,477
Fluor                                         249(b)                   9,492
Standard & Poor's
    Depositary Receipts                    10,921                  1,353,657
Stilwell Financial                            732                     23,351
Total                                                              1,407,977

Multi-industry conglomerates (6.0%)
Cendant                                     2,531(b)                  33,105
Crane                                         198                      5,277
Danaher                                       467                     29,626
Dover                                         668                     25,624
Eastman Kodak                                 988                     44,460
Emerson Electric                            1,406                     94,061
General Electric                           32,617                  1,516,691
Grainger (WW)                                 309                     10,818
ITT Inds                                      289                     11,719
Minnesota Mining & Mfg                      1,299                    146,462
Natl Service Inds                             134                      3,239
Robert Half Intl                              584(b)                  14,051
Textron                                       468                     24,795
Tyco Intl                                   5,758(c)                 314,675
Xerox                                       2,197                     13,270
Total                                                              2,287,873

Paper & packaging (0.3%)
Ball                                           93                      3,850
Bemis                                         174                      5,919
Boise Cascade                                 188                      6,031
Intl Paper                                  1,585                     59,692
Mead                                          331                      9,066
Pactiv                                        520(b)                   6,994
Sealed Air                                    275(b)                  10,766
Westvaco                                      331                      8,676
Willamette Inds                               359                     16,686
Total                                                                127,680

Real estate investment trust (0.1%)
Starwood Hotels &
    Resorts Worldwide                         635                     22,162

Restaurants & lodging (0.6%)
Darden Restaurants                            393                      8,540
Hilton Hotels                               1,212                     12,981
Marriott Intl Cl A                            790                     33,716
McDonald's                                  4,317                    126,919
Starbucks                                     616(b)                  29,337
Tricon Global Restaurants                     481(b)                  18,519
Wendy's Intl                                  374                      9,257
Total                                                                239,269

See accompanying notes to investments in securities
---------------------------------------------------------------------
-100- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

AXP VP - S&P 500 Index Fund

Issuer                                           Shares           Value(a)
Retail (6.0%)
Albertson's                                      1,386             $40,263
AutoZone                                           374(b)            9,447
Bed Bath & Beyond                                  931(b)           22,926
Best Buy                                           683(b)           27,976
Circuit City Stores-
    Circuit City Group                             676              10,255
Consolidated Stores                                366(b)            5,677
Costco Wholesale                                 1,473(b)           61,498
CVS                                              1,290              78,690
Dillard's Cl A                                     302               5,678
Dollar General                                   1,084              20,162
Federated Dept Stores                              665(b)           32,153
Gap                                              2,797              76,190
Home Depot                                       7,624             324,019
K mart                                           1,591(b)           14,876
Kohl's                                           1,092(b)           71,974
Kroger                                           2,709(b)           65,666
Limited                                          1,401              24,728
Longs Drug Stores                                  123               3,432
Lowe's Companies                                 1,261              70,465
May Department Stores                              980              38,798
Nordstrom                                          424               7,823
Office Depot                                       980(b)            9,016
Penney (JC)                                        862              13,947
RadioShack                                         612              26,194
Safeway                                          1,650(b)           89,612
Sears, Roebuck                                   1,100              45,155
Staples                                          1,495(b)           22,238
Target                                           2,949             115,011
Tiffany                                            480              14,933
TJX Companies                                      926              28,317
Toys "R" Us                                        671(b)           16,507
Wal-Mart Stores                                 14,703             736,472
Walgreen                                         3,335             147,806
Winn-Dixie Stores                                  459              11,723
Total                                                            2,289,627

Textiles & apparel (0.2%)
Liz Claiborne                                      170               8,279
Nike Cl B                                          889              34,715
Reebok Intl                                        188(b)            4,813
VF                                                 374              13,498
Total                                                               61,305

Transportation (0.5%)
Burlington Northern Santa Fe                     1,300              39,013
CSX                                                714              23,876
FedEx                                              938(b)           38,392
Norfolk Southern                                 1,262              22,830
Ryder System                                       196               4,020
Union Pacific                                      816              44,831
Total                                                              172,962

Utilities -- electric (2.6%)
AES                                              1,615(b)           87,161
Allegheny Energy                                   363              17,224
Ameren                                             451              19,019
American Electric Power                          1,060              50,392
Calpine                                            928(b)           41,287
Cinergy                                            523              17,065
Citizens Communications                            873(b)           13,497
CMS Energy                                         431              12,736
Consolidated Edison                                698              25,735
Constellation Energy Group                         495              21,137
Dominion Resources                                 787              51,596
DTE Energy                                         469              17,029
Duke Energy                                      2,428              98,940
Edison Intl                                      1,072              15,973
Entergy                                            734              28,501
Exelon                                           1,048              68,508
FPL Group                                          582              37,859
GPU                                                399              12,365
Niagara Mohawk Holdings                            527(b)            9,054
NiSource                                           671              19,211
PG&E                                             1,274              17,785
Pinnacle West Capital                              278              12,913
PPL                                                477              21,794
Progress Energy                                    676              29,244
Public Service Enterprise Group                    706              31,636
Reliant Energy                                     970              40,750
Sempra Energy                                      673              15,042
Southern Co                                      2,225              68,864
TXU                                                850              35,054
Xcel Energy                                      1,121              31,612
Total                                                              968,983

Utilities -- gas (1.2%)
Dynegy Cl A                                      1,064              50,008
El Paso                                          1,636             115,019
Enron                                            2,458             168,374
KeySpan                                            443              17,255
Kinder Morgan                                      376              20,830
NICOR                                              150               5,550
ONEOK                                               96               4,219
Peoples Energy                                     116               4,541
Williams Companies                               1,557              64,927
Total                                                              450,723

Utilities -- telephone (5.8%)
ALLTEL                                           1,029              55,257
AT&T                                            12,355             284,165
BellSouth                                        6,150             258,054
CenturyTel                                         462              13,315
Global Crossing                                  2,915(b,c)         47,310
Nextel Communications Cl A                       2,508(b)           60,349
Qwest Communications Intl                        5,452(b)          201,560
SBC Communications                              11,143             531,522
Sprint (FON Group)                               2,911              65,090
Sprint (PCS Group)                               3,069(b)           77,277
Verizon Communications                           8,885             439,808
WorldCom                                         9,477(b)          157,555
Total                                                            2,191,262

Total common stocks
(Cost: $42,822,344)                                            $37,845,639

Total investments in securities
(Cost: $42,822,344)(d)                                         $37,845,639

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Feb. 28, 2001, the value of foreign securities represented 3.03% of net assets.

(d) At Feb. 28, 2001,  the cost of securities for federal income tax purposes
    was  approximately   $42,822,000  and  the  approximate  aggregate  gross
    unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation       $ 1,712,000
    Unrealized depreciation        (6,688,000)
                                   ----------
    Net unrealized depreciation   $(4,976,000)
                                  -----------

---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -101-

Investments in Securities

AXP VP - Small Cap Advantage Fund
Feb. 28, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (93.5%)
Issuer                                         Shares            Value(a)
Aerospace & defense (1.4%)
Aeroflex                                        11,574(b)         $154,802
Newport News Shipbuilding                        2,400             131,160
Precision Castparts                              6,300             242,865
Total                                                              528,827

Airlines (0.6%)
Frontier Airlines                                3,400(b)           79,688
SkyWest                                          7,204             163,440
Total                                                              243,128

Automotive & related (2.1%)
Bandag                                           2,300              85,100
DollarThrifty Automotive
    Group                                        8,500(b)          169,574
Gentex                                           3,100(b)           77,694
Lear                                             4,000(b)          128,240
Oshkosh Truck                                    3,400             166,388
Snap-On                                          2,700              76,410
Superior Inds Intl                               3,100             115,630
Total                                                              819,036

Banks and savings & loans (6.5%)
American Capital Strategies                      4,000             100,625
Astoria Financial                                2,900             158,594
City Natl                                        3,900             141,297
Commerce Bancshares                              2,530             100,093
Cullen/Frost Bankers                             7,712             276,552
Downey Financial                                 3,300             142,065
East West Bancorp                                8,600             198,338
First Midwest Bancorp                            2,469              68,823
FirstFed Financial                               4,700(b)          137,710
Fulton Financial                                 4,600             100,050
GBC Bancorp                                      2,500              77,969
Greater Bay Bancorp                              5,400             180,225
Investors Financial Services                     2,800             220,325
MAF Bancorp                                      2,400              63,300
New York Community Bancorp                       5,100             199,856
Silicon Valley Bancshares                        5,467(b)          152,734
Southwest Bancorp of Texas                       1,900(b)           73,150
Webster Financial                                4,400             125,125
Total                                                            2,516,831

Beverages & tobacco (0.9%)
Constellation Brands                             3,215(b)          205,278
Coors (Adolph) Cl B                              2,000             133,900
Total                                                              339,178

Building materials & construction (3.9%)
Carlisle Companies                               2,800              96,600
Centex                                           4,900             201,684
Dal-Tile Intl                                    7,700(b)          123,200
Granite Construction                             3,100             102,610
Horton (DR)                                     10,125             230,850
Insituform Technologies Cl A                     3,400(b)          114,750
Lennar                                           5,000             177,500
NCI Building Systems                             4,700(b)           92,120
Pulte                                            4,300             147,705
Quanta Services                                  3,000(b)           82,830
Toll Brothers                                    3,400(b)          121,584
Total                                                            1,491,433

Chemicals (2.4%)
Albemarle                                        4,800             114,480
Cabot Microelectronics                           1,000(b)           60,563
Cambrex                                          4,000             166,840
Cytec Inds                                       5,100(b)          171,105
Lubrizol                                         5,000             161,350
OM Group                                         3,300             167,310
Waste Connections                                2,250(b)           75,234
Total                                                              916,882

Communications equipment & services (2.1%)
Commonwealth Telephone
    Enterprises                                  2,400(b)           81,600
DMC Stratex Networks                             7,944(b)           72,489
Efficient Networks                               5,400(b)          124,875
Glenayre Technologies                           20,300(b)           69,147
Leap Wireless Intl                               3,910(b)          119,499
P-COM                                            8,900(b)           18,356
Plantronics                                      4,200(b)          111,090
Proxim                                           3,570(b)           65,153
REMEC                                            9,525(b)           82,748
Tollgrade Communications                         2,700(b)           52,819
Total                                                              797,776

Computers & office equipment (6.7%)
Actuate                                          5,000(b)           60,625
Advent Software                                  2,300(b)           88,550
Aspen Technology                                 2,950(b)           76,884
BARRA                                            2,450(b)          107,494
BISYS Group                                      1,600(b)           86,600
Cognizant Technology Solutions                   2,600(b)          109,200
Computer Network Technology                      4,500(b)           55,406
Diamond Cluster Intl Cl A                        1,800(b)           37,913
FactSet Research Systems                         1,400              43,680
FileNet                                          3,250(b)           71,500
Henry (Jack) & Associates                        2,049              93,614
InFocus                                          5,800(b)          117,813
Informatica                                      2,400(b)           57,300
Insight Enterprises                              4,900(b)          111,169
Intermagnetics General                           5,600(b)          120,456
Interwoven                                       5,600(b)           92,750
IntraNet Solutions                               3,844(b)           98,503
Iomega                                          32,800(b)          119,064
M-Systems Flash Disk Pioneer                     5,100(b,c)         41,916
Manhattan Associates                             3,300(b)           95,081
Manugistics Group                                4,300(b)          133,300
Mercury Computer Systems                         1,600(b)           60,800
Netegrity                                        3,400(b)          150,874
NetIQ                                            1,100(b)           34,650
OTG Software                                     4,800(b)           51,300
Puma Technology                                  3,900(b)           21,572
RSA Security                                     3,269(b)          155,277
SonicWALL                                        7,000(b)           85,313
Varian                                           3,900(b)          118,706
Verity                                           3,500(b)           92,531
Total                                                            2,589,841

Electronics (7.4%)
Actel                                            4,500(b)           91,125
Alpha Inds                                       2,740(b)           44,183
Amphenol Cl A                                    1,800(b)           64,260
Anaren Microwave                                 1,300(b)           23,238
Anixter Intl                                     4,100(b)           87,740
Axcelis Technologies                             6,500(b)           59,922
AXT                                              2,800(b)           63,175
Belden                                           5,000             123,400
Bell Microproducts                               4,900(b)           68,600
C&D Technologies                                 3,200             105,600
Cirrus Logic                                     5,400(b)           97,200
DDi                                              2,050(b)           43,691
Elantec Semiconductor                            1,150(b)           22,784
Electro Scientific Inds                          2,900(b)           81,381
Esterline                                        4,350(b)           93,090
Exar                                             4,750(b)           90,250
Harman Intl Inds                                 3,238              96,816
Helix Technology                                 3,000              71,250
Littelfuse                                       2,700(b)           66,656
Nanometrics                                      5,050(b)           78,275
Oak Technology                                  14,500(b)           73,859
Park Electrochemical                             1,950              57,525
Photon Dynamics                                  2,900(b)           72,138
Plexus                                           4,900(b)          151,287
SBS Technologies                                 4,100(b)           90,200
Sensormatic Electronics                          9,100(b)          199,289
Silicon Valley Group                             3,400(b)           90,738
Technitrol                                       4,330             150,900
Therma-Wave                                      5,300(b)           57,969
Trimble Navigation                               2,759(b)           48,455
Varian Medical Systems                           3,654(b)          242,625
Varian Semiconductor
    Equipment Associates                         2,800(b)           78,925
Veeco Instruments                                3,000(b)          113,063
Total                                                            2,899,609

Energy (2.9%)
Forest Oil                                       2,300(b)           74,290
HS Resources                                     4,424(b)          170,988
Mitchell Energy &
    Development Cl A                             4,200             223,650
Newfield Exploration                             3,200(b)          112,064
Pogo Producing                                   2,800              73,836
Swift Energy                                     4,400(b)          141,680
Valero Energy                                    5,200             190,580
Vintage Petroleum                                6,800             132,532
Total                                                            1,119,620

See accompanying notes to investments in securities
---------------------------------------------------------------------
-102- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

AXP VP - Small Cap Advantage Fund

Issuer                                            Shares           Value(a)
Energy equipment & services (2.8%)
Grey Wolf                                         13,000(b)         $71,630
Lone Star Technologies                             2,600(b)         115,674
Louis Dreyfus Natural Gas                          3,800(b)         137,408
Patterson Energy                                   5,900(b)         207,975
Pride Intl                                         7,299(b)         181,015
UTI Energy                                         7,100(b)         255,174
Varco Intl                                         5,600(b)         125,608
Total                                                             1,094,484

Financial services (4.8%)
Affiliated Managers Group                          1,700(b)          87,550
AmeriCredit                                        7,300(b)         249,513
Catellus Development                               6,800(b)         122,536
Delphi Financial Group Cl A                        2,314             79,463
Doral Financial                                    4,700            134,244
Eaton Vance                                        2,200             67,298
Heidrick & Struggles Intl                          2,600(b)          85,963
IndyMac Bancorp                                    7,400(b)         195,434
Jefferies Group                                    4,100            122,590
Metris Companies                                  10,300            226,188
Radian Group                                       3,600            222,660
Raymond James Financial                            3,700            122,470
W.P. Stewart                                       5,700(c)         141,189
Total                                                             1,857,098

Food (2.1%)
Delta & Pine Land                                  4,200            103,530
Earthgrains                                        5,900            113,280
Performance Food Group                             2,825(b)         149,725
Smithfield Foods                                   7,079(b)         208,193
Suiza Foods                                        4,700(b)         230,159
Total                                                               804,887

Furniture & appliances (0.8%)
Ethan Allen Interiors                              4,500            152,820
Interface                                          7,500             47,813
Salton                                             5,800(b)         109,272
Total                                                               309,905

Health care (6.8%)
Albany Molecular Research                          1,600(b)          82,400
Alkermes                                           2,460(b)          76,260
Alpharma Cl A                                      2,900             96,425
Aviron                                               800(b)          33,550
Barr Laboratories                                  2,700(b)         150,120
Cephalon                                           2,800(b)         154,175
Coherent                                           1,161(b)          48,617
COR Therapeutics                                   3,970(b)         136,469
Diagnostic Products                                2,500            131,800
Emisphere Technologies                             4,100(b)          96,350
Enzo Biochem                                       4,340(b)          83,755
Enzon                                              2,170(b)         137,931
ILEX Oncology                                      2,800(b)          51,800
Inhale Therapeutic Systems                         2,800(b)          78,050
Invitrogen                                         2,000(b)         161,000
Laboratory Corp America
    Holdings                                       1,580(b)         253,589
Medicis Pharmaceutical Cl A                        2,700(b)         142,020
Myriad Genetics                                    2,000(b)         110,750
Noven Pharmaceuticals                              3,300(b)         107,250
Priority Healthcare Cl B                           4,000(b)         163,499
Regeneron Pharmaceuticals                          4,300(b)         134,913
Techne                                             2,864(b)          77,149
Zoll Medical                                       2,600(b)         109,363
Total                                                             2,617,235

Health care services (6.2%)
AmeriSource Health Cl A                            4,100(b)         220,252
Apria Healthcare Group                             7,100(b)         174,731
Aurora Biosciences                                 4,400(b)          80,300
Bergen Brunswig Cl A                               7,500            134,925
Caremark Rx                                        5,900(b)          82,600
Cerner                                             2,950(b)         151,003
Genzyme Transgenics                                6,500(b)          42,656
Health Net                                        11,800(b)         259,245
LifePoint Hospitals                                4,650(b)         180,769
Lincare Holdings                                   3,900(b)         229,856
Mid Atlantic Medical Services                      9,300(b)         182,838
Orthodontic Centers
    of America                                     3,900(b)          91,650
Patterson Dental                                   2,900(b)          91,713
PRAECIS Pharmaceuticals                            2,600(b)          71,663
Stewart Enterprises Cl A                           7,300             24,409
Triad Hospitals                                    4,400(b)         143,825
Universal Health Services Cl B                     2,438(b)         218,811
Total                                                             2,381,246

Household products (0.6%)
Direct Focus                                       4,500(b)         119,813
Valence Technology                                10,500(b)          81,375
Yankee Candle                                      2,800(b)          37,380
Total                                                               238,568

Industrial equipment & services (1.8%)
AGCO                                               9,600            113,280
AMETEK                                             4,100            113,160
CoorsTek                                           1,450(b)          41,325
Graco                                              3,900            104,520
JLG Inds                                           6,600             85,800
Kennametal                                         4,400            137,060
Terex                                              5,600(b)         103,320
Total                                                               698,465

Insurance (2.6%)
Fidelity Natl Financial                            6,050            187,308
First American                                     3,400            103,360
Gallagher (Arthur J)                               6,960            177,689
Old Republic Intl                                  3,900            110,175
Reinsurance Group of America                       3,400            131,410
RenaissanceRe Holdings                             1,200(c)          89,220
StanCorp Financial Group                           5,200            203,320
Total                                                             1,002,482

Leisure time & entertainment (1.1%)
Anchor Gaming                                      3,700(b)         181,068
Aztar                                              8,764(b)         103,415
Concord Camera                                     9,100(b)          60,288
Topps                                             10,100(b)          98,475
Total                                                               443,246

Media (2.9%)
4 Kids Entertainment                               5,600(b)          75,488
ADVO                                               3,700(b)         149,480
Donnelley (RH)                                     3,900(b)         106,860
McClatchy Cl A                                     2,600            108,290
Penton Media                                       6,100            137,799
Price Communications                               6,100(b)         112,545
Scholastic                                         3,904(b)         166,896
Sirius Satellite Radio                             2,600(b)          61,100
True North Communications                          2,500             96,250
Zomax                                             19,600(b)         102,900
Total                                                             1,117,608

Metals (1.2%)
Reliance Steel & Aluminum                          3,100             79,360
Shaw Group                                         4,700(b)         236,457
Stillwater Mining                                  4,500(b)         149,805
Total                                                               465,622

Miscellaneous (1.7%)
AremisSoft                                         5,000(b)         123,750
Key Energy Group                                   9,300(b)         107,880
Learning Tree Intl                                 3,800(b)         171,000
PolyMedica                                         3,400(b)         131,750
UCBH Holdings                                      2,300            128,944
Total                                                               663,324

Multi-industry conglomerates (1.7%)
Administaff                                        3,900(b)          85,488
Argosy Gaming                                      5,900(b)         130,980
Lancaster Colony                                   1,300             38,350
Mettler-Toledo Intl                                3,900(b)         176,982
Modis Professional Services                        7,900(b)          48,427
SITEL                                              6,600(b)          22,440
Stewart & Stevenson Services                       5,650            145,488
Total                                                               648,155

Paper & packaging (1.8%)
Ball                                               4,700            194,580
Crown Cork & Seal                                 14,300             80,938
Packaging Corp of America                          8,700(b)         126,150
Pactiv                                            17,300(b)         232,685
Pope & Talbot                                      4,219             58,433
Total                                                               692,786

Real estate investment trust (3.1%)
Arden Realty                                       5,000            119,250
BRE Properties Cl A                                3,600            105,408
Camden Property Trust                              4,000            128,080
Developers Diversified Realty                      4,200             57,330
Essex Property Trust                               1,800             90,270
Gables Residential Trust                           4,200            114,660
Liberty Property Trust                             2,500             67,325
Pan Pacific Retail Properties                      3,500             78,715
Reckson Associates Realty                          3,600             83,880
SL Green Realty                                    4,200            117,936
Smith (Charles E)
    Residential Realty                             3,400            147,390
United Dominion Realty Trust                       7,400             89,244
Total                                                             1,199,488

See accompanying notes to investments in securities
---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -103-

AXP VP - Small Cap Advantage Fund

Issuer                                       Shares                   Value(a)

Restaurants & lodging (1.9%)
CEC Entertainment                            4,100(b)                $164,000
Cheesecake Factory (The)                     4,282(b)                 169,406
Extended Stay America                        9,600(b)                 142,080
Panera Bread Cl A                            4,500(b)                 104,625
RARE Hospitality Intl                        5,400(b)                 156,938
Total                                                                 737,049

Retail (4.4%)
American Eagle Outfitters                    4,050(b)                 140,991
AnnTaylor Stores                             4,400(b)                 113,652
Barnes & Noble                               5,700(b)                 153,900
Borders Group                                9,300(b)                 147,405
Christopher & Banks                          2,350(b)                  62,128
Dress Barn                                   4,000(b)                  93,500
Footstar                                     2,100(b)                  92,463
Neiman Marcus Group Cl A                     3,600(b)                 131,040
Phillips-Van Heusen                          8,500                    126,650
Pier 1 Imports                              10,200                    132,600
PurchasePro.com                              2,700(b)                  30,544
ShopKo Stores                                8,000(b)                  77,600
Venator Group                               12,700(b)                 139,827
Whole Foods Market                           2,250(b)                  97,031
Zale                                         5,535(b)                 174,131
Total                                                               1,713,462

Textiles & apparel (2.9%)
Abercrombie & Fitch                          7,700(b)                 218,372
Chico's FAS                                  2,200(b)                  91,163
Columbia Sportswear                          1,400(b)                  77,525
Hot Topic                                    6,300(b)                 165,375
Kenneth Cole Productions Cl A                4,300(b)                 121,475
Polo Ralph Lauren Cl A                       3,700(b)                 108,410
Skechers U.S.A. Cl A                         4,400(b)                 118,624
Timberland Cl A                              1,800(b)                 100,764
Tommy Hilfiger                               7,800(b)                 118,560
Total                                                               1,120,268

Transportation (1.5%)
Arkansas Best                                6,450(b)                 108,038
Atlas Air                                    3,500(b)                 101,780
Forward Air                                  3,400(b)                 125,588
Landstar System                              1,591(b)                 105,901
Yellow Corp                                  6,500(b)                 128,780
Total                                                                 570,087

Utilities -- electric (2.0%)
Allete                                       6,800                    159,800
Cleco                                        3,500                    158,865
El Paso Electric                            10,065(b)                 128,329
Kansas City Power & Light                    2,600                     67,886
Public Service Co of
    New Mexico                               5,400                    138,672
UIL Holdings                                 2,076                    100,935
Total                                                                 754,487

Utilities -- gas (1.9%)
Equitable Resources                          2,399                    137,703
New Jersey Resources                         2,000                     76,520
ONEOK                                        4,400                    193,380
UGI                                          4,700                    115,009
Vectren                                      5,200                    118,248
Western Gas Resources                        3,700                     93,980
Total                                                                 734,840

Total common stocks
(Cost: $36,834,369)                                               $36,126,953

Other (--%)
Issuer                                       Shares                  Value(a)
Elan
    Rights                                   2,700(c)                  $3,122
Total other
(Cost: $--)                                                            $3,122

Short-term securities (7.7%)
Issuer                               Annualized       Amount           Value(a)
                                    yield on date   payable at
                                     of purchase     maturity
U.S. government agencies
Federal Home Loan Bank Disc Nt
       04-06-01                          5.28%       $500,000          $497,302
Federal Home Loan Mtge Corp Disc Nts
       03-06-01                          5.50         800,000           799,268
       03-13-01                          5.59         700,000           698,590
       04-17-01                          5.29         500,000           496,500
Federal Natl Mtge Assn Disc Nt
       04-18-01                          5.31         500,000           496,413
Total short-term securities
(Cost: $2,988,523)                                                   $2,988,073

Total investments in securities
(Cost: $39,822,892)(d)                                              $39,118,148


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Feb. 28, 2001, the value of foreign securities represented 0.71% of net assets.

(d) At Feb. 28, 2001,  the cost of securities for federal income tax purposes
    was  approximately   $39,823,000  and  the  approximate  aggregate  gross
    unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation             $ 3,837,000
    Unrealized depreciation              (4,542,000)
                                         ----------
    Net unrealized depreciation         $  (705,000)
                                        -----------

---------------------------------------------------------------------
-104- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Investments in Securities

AXP VP - Strategy Aggressive Fund
Feb. 28, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (84.7%)
Issuer                                         Shares                Value(a)
Airlines (0.7%)
Northwest Airlines Cl A                       719,500(b)          $15,829,000

Banks and savings & loans (4.8%)
Charter One Financial                         575,000              16,422,000
Investors Financial Services                   65,900               5,185,506
Southtrust                                    580,000              24,541,250
TCF Financial                                 934,500              34,483,050
Zions Bancorp                                 537,000              30,843,937
Total                                                             111,475,743

Chemicals (0.1%)
Eden Bioscience                               129,300(b,f)          2,359,725

Communications equipment & services (5.1
American Tower Cl A                           379,400(b)           10,979,836
CIENA                                         750,300(b)           50,410,781
Equinix                                     1,033,400(b)            3,875,250
Finisar                                     1,652,300(b)           19,517,794
JDS Uniphase                                  700,000(b)           18,725,000
Powerwave Technologies                        702,000(b)           10,979,719
SignalSoft                                    329,055               2,322,580
Sonus Networks                                172,300(b)            4,813,631
Total                                                             121,624,591

Computer software & services (2.1%)
Edwards (JD) & Co                             296,600(b)            3,077,225
i2 Technologies                               251,400(b)            6,756,375
PeopleSoft                                    679,000(b)           21,897,750
SunGard Data Systems                          327,500(b)           18,241,750
Total                                                              49,973,100

Computers & office equipment (12.2%)
Acxiom                                        379,900(b)           10,589,713
Embarcadero Technologies                      191,300(b)            5,643,350
Emulex                                        972,000(b)           29,949,750
Extreme Networks                              892,800(b)           20,185,650
Fiserv                                        421,800(b)           20,879,100
Henry (Jack) & Associates                     277,700              12,687,419
Juniper Networks                              715,000(b)           46,162,187
KPMG Consulting                               378,750(b)            8,734,922
Manugistics Group                             270,600(b)            8,388,600
Mercury Interactive                           697,900(b)           43,924,080
Micromuse                                     452,100(b)           18,564,356
NetIQ                                         634,200(b)           19,977,300
Peregrine Systems                             217,600(b)            5,358,400
Rational Software                             539,400(b)           18,845,288
Synopsys                                      270,000(b)           14,664,375
Total                                                             284,554,490

Electronics (7.9%)
Applied Micro Circuits                        174,800(b)            4,675,900
Avanex                                        611,450(b,f)         11,846,844
Celestica                                     505,900(b,c,f,h)     24,789,099
DDi                                            62,590(b)            1,333,949
Integrated Device
    Technology                                395,200(b)           11,436,100
Jabil Circuit                                 970,800(b)           21,823,584
Micrel                                        337,000(b)            9,478,125
Novellus Systems                              200,000(b)            7,725,000
Pericom Semiconductor                         559,000(b)            6,708,000
TriQuint Semiconductor                        968,800(b)           17,620,050
Vitesse Semiconductor                         384,200(b)           15,151,888
Waters                                        429,600(b)           28,293,455
Xilinx                                        572,900(b)           22,271,488
Total                                                             183,153,482

Energy (4.6%)
Alberta Energy                                507,900(c)           22,727,430
Apache                                        556,800              32,684,160
Kerr-McGee                                    420,400              27,174,656
Murphy Oil                                    216,800              13,651,896
Newfield Exploration                          309,900(b)           10,852,698
Total                                                             107,090,840

Energy equipment & services (2.4%)
BJ Services                                   161,000(b)           12,236,000
CNOOC                                         390,000(b)            6,649,500
Santa Fe Intl                                 575,000              21,533,750
Weatherford Intl                              319,400(b)           16,618,382
Total                                                              57,037,632

Financial services (2.6%)
Countrywide Credit Inds                       464,200              20,531,566
Metris Companies                            1,020,300              22,405,788
Radian Group                                  287,800              17,800,430
Total                                                              60,737,784

Health care (16.4%)
Affymetrix                                    218,000(b)           12,490,719
Alkermes                                      787,600(b,f)         24,415,600
ALZA                                          642,200(b)           25,399,010
Biomet                                        651,300              25,278,581
Boston Scientific                           1,404,600(b)           23,161,854
Diversa                                       320,000(b)            4,880,000
Forest Laboratories                           461,400(b)           32,081,142
IDEC Pharmaceuticals                          476,400(b)           26,857,050
Invitrogen                                    603,100(b)           48,549,549
King Pharmaceuticals                          883,300(b)           40,543,470
Laboratory Corp America
    Holdings                                  202,600(b)           32,517,300
MiniMed                                       405,000(b,h)         14,326,875
Sepracor                                      314,000(b)           16,308,375
Techne                                        500,000(b)           13,468,750
Teva Pharmaceutical
    Inds ADR                                  647,300(c)           41,265,375
Total                                                             381,543,650

Health care services (4.8%)
Abgenix                                       698,800(b)           23,759,200
AmeriSource Health Cl A                       513,000(b,h)         27,558,360
Appler-Celera Genomics
    Group                                     300,000(b)           13,050,000
Cytyc                                         350,600(b)           22,043,975
Express Scripts Cl A                          291,400(b,h)         26,134,938
Total                                                             112,546,473

Insurance (3.5%)
Everest Re Group                              466,100(c)           29,480,825
Fidelity Natl Financial                     1,039,500              32,182,920
XL Capital Cl A                               269,600(c)           20,492,296
Total                                                              82,156,041

Media (2.9%)
Adelphia Communications
    Cl A                                      323,800(b)           12,850,813
Univision Communications
    Cl A                                    1,075,000(b)           35,475,000
Westwood One                                  924,100(b)           19,905,114
Total                                                              68,230,927

Metals (1.6%)
Shaw Group                                    740,200(b)           37,239,462

Miscellaneous (2.3%)
Chapter 2 E-Services                          508,114(g)                    1
Convergys                                     512,200(b)           21,696,792
CuraGen                                       330,000(b)            9,178,125
Nasdaq-100 Shares                             491,900(b)           23,291,465
Total                                                              54,166,383

Multi-industry conglomerates (0.8%)
Apollo Group Cl A                             516,600(b)           18,145,575
Restaurants & lodging (1.2%)
Starbucks                                     591,300(b)           28,160,664
Retail (4.7%)
Bed Bath & Beyond                           1,446,000(b)           35,607,750
Best Buy                                      301,100(b)           12,333,056
Circuit City Stores-
    Circuit City Group                        416,000               6,310,720
Dollar Tree Stores                            804,800(b)           22,383,500
Talbots                                       662,400              33,663,168
Total                                                             110,298,194

Utilities -- electric (2.5%)
Calpine                                     1,289,000(b)           57,347,610

Utilities -- telephone (1.4%)
Intermedia Communications                       5,288(b)               83,617
Metromedia Fiber Network
    Cl A                                    2,613,200(b)           24,825,399
XO Communications Cl A                        527,500(b)            7,846,563
Total                                                              32,755,579

Total common stocks
(Cost: $2,165,107,263)                                         $1,976,426,945

See accompanying notes to investments in securities
---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -105-

AXP VP - Strategy Aggressive Fund

Preferred stocks & other (5.1%)
Issuer                                 Shares                  Value(a)
Adaytum Software                      637,958(b,g)            $3,999,997
Agiliti
    Cv                              1,850,000(g)               5,550,000
Aurgin Systems
    2.46%                           2,440,000(b,g)             6,002,400
Bluestream Ventures LP              9,500,000(b,d,e,g)         9,500,000
Calient Network                     2,076,124(g)              14,999,996
Chapter 2
    Series B                        1,016,226(g)               5,573,491
Covia Technologies
    Cv                              1,596,148(b,g)             3,999,947
Dia Dexus
    Cv Series C                     1,113,979(b,g)             8,633,337
Equinix
    Cv                                265,252(b,g)               895,226
    Warrants                           13,800                    966,000
Evoice
    Cv Series D                     3,317,874 (g)              3,724,148
Fibrogen
    Cv Series E                     1,559,020(b,g)             7,000,000
FREEI.Net
    8.05%                             434,744(b,g)                    --
Marketsoft
    Cv                                762,295(g)               3,720,000
Mars
    Cv Series D                     2,619,048(b,g)             5,500,001
MarsMusic.com
    Cv                              7,000,000(b,g)             7,000,000
Portera
    Series G                        1,616,419(g)               5,415,003
Protein Delivery
    2.50%                           2,800,000(b,g)             7,000,000
SignalSoft
    Cv Series E                       853,377(b,g)             4,629,570
Tellium                               100,000(b,g)             3,000,000
Therox 921,580(b,g)                 4,239,268
Vcommerce
    Cv Series C                       884,120(b,g)             4,119,999
YOUpowered
    Cv Series B                       425,258(b,g)             3,300,002

Total preferred stocks & other
(Cost: $131,587,737)                                        $118,768,385

Bond (0.4%)
Issuer                  Coupon         Principal      Value(a)
                         rate           amount
Equinix
    Sr Nts
       12-01-07          13.00%      $13,800,000     $9,522,000
Total bond
(Cost: $13,792,940)                                  $9,522,000

Options purchased (0.1%)
Issuer               Contracts    Exercise     Expiration     Value(a)
                                    price         date
Calls
Circuit City Stores-
Circuit City Group
                         6,000     $15         April 2001    $1,215,000
Extreme Networks
                           350      48         March 2001         5,469

Total options purchased
(Cost: $2,418,318)                                           $1,220,469

Short-term securities (10.0%)(h)
Issuer                               Annualized       Amount        Value(a)
                                    yield on date   payable at
                                     of purchase     maturity
U.S. government agencies (6.9%)
Federal Home Loan Bank Disc Nts
       03-02-01                          6.28%     $11,700,000     $11,695,670
       03-21-01                          5.43          700,000         697,791
       04-06-01                          5.29       27,700,000      27,550,250
Federal Home Loan Mtge Corp Disc Nts
       04-17-01                          5.03       21,000,000      20,860,000
       05-31-01                          4.90       30,000,000      29,624,900
Federal Natl Mtge Assn Disc Nts
       03-05-01                          5.52       20,000,000      19,984,666
       03-20-01                          5.49        3,700,000       3,688,756
       03-29-01                          5.54        7,800,000       7,764,235
       04-18-01                          5.31        2,600,000       2,581,350
       05-03-01                          5.22       36,300,000      35,974,107
Total                                                              160,421,725

Commercial paper (3.1%)
BellSouth
       04-11-01                          5.10        3,800,000(i)    3,777,523
Edison Asset Securitization
       04-23-01                          5.56        6,600,000(i)    6,546,045
Heinz
       04-09-01                          5.36        2,900,000       2,882,825
Kredietbank North America Finance
       03-09-01                          5.49        8,700,000       8,688,080
Motorola
       03-07-01                          6.37       10,900,000      10,887,812
Park Avenue Receivables
       03-16-01                          5.51        4,000,000(i)    3,990,222
SBC Communications
       03-26-01                          5.46        8,600,000(i)    8,566,211
       05-02-01                          5.25        2,700,000(i)    2,676,139
Sysco
       04-20-01                          5.44       11,400,000(i)   11,309,097
Target
       03-09-01                          5.54        5,600,000       5,592,258
Toyota Motor Credit
       03-20-01                          5.55        3,700,000(i)    3,688,632
Variable Funding Capital
       05-04-01                          5.29        2,400,000(i)    2,378,117
Verizon Network Funding
       04-06-01                          5.38        2,200,000       2,187,903
Total                                                               73,170,864

Total short-term securities
(Cost: $233,625,451)                                              $233,592,589

Total investments in securities
(Cost: $2,546,531,709)(k)                                       $2,339,530,388


See accompanying notes to investments in securities.

---------------------------------------------------------------------
-106- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

AXP VP - Strategy Aggressive Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Feb. 28, 2001, the value of foreign securities represented 5.95% of net assets.

(d) At Feb. 28, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $9,500,000.

(e) The  share  amount  for  Limited  Liability   Companies  (LLC)  or  Limited
    Partnerships (LP) represents capital contributions.

(f) Security is partially or fully on loan. See Note 5 to the financial statements.

(g) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). Information concerning such security holdings at Feb. 28, 2001, is as follows:

    Security                Acquisition dates         Cost
    Adaytum Software            09-15-00            $ 3,999,997
    Agiliti
        Cv                      11-14-00              5,550,000
    Aurgin Systems
        2.46%                   12-16-99              6,002,400
    BlueStream Ventures LP      06-28-00              9,500,000
    Calient Network             12-06-00             14,999,996
    Chapter 2
        Series B                11-09-00              5,573,492
    Chapter 2 E-Services        11-08-00                      1
    Covia Technologies
        Cv                      08-16-00              3,999,947
    Dia Dexus
        Cv Series C             04-03-00              8,633,337
    Equinix
        Cv                      02-26-01              4,000,000
    Evoice
        Cv Series D             11-27-00              3,720,000
    Fibrogen
        Cv Series E             05-17-00              7,000,000
    FREEI.Net
        8.05%                   11-04-99(j)           7,000,013
    Marketsoft
        Cv                      12-11-00              3,720,000
    Mars
        Cv Series D             06-16-00              5,500,001
    MarsMusic.com
        Cv                      12-01-99              7,000,000
    Portera
        Series G                11-10-00              5,415,004
    Protein Delivery
        2.50%                   05-04-99              7,000,000
    SignalSoft
        Cv Series E             12-15-99              5,051,992
    Tellium                     09-19-00              3,000,000
    Therox                      09-05-00              4,239,268
    Vcommerce
        Cv Series C             07-21-00              4,119,999
    YOUpowered
        Cv Series B             06-01-00              3,300,002
---------------------------------------------------------------------
SEMIANNUAL REPORT - 2001 -107-

AXP VP - Strategy Aggressive Fund
Notes to investments in securities (continued)


 (h) At Feb. 28, 2001, securities valued at $11,442,250 were held to cover open call options written as follows (see Note 8 to the financial statements):

     Issuer                Contracts Exercise price Expiration date   Value(a)
     Amerisource
     Health Cl A             500        $ 60         April 2001       $ 91,250
     Celestica               400          85         March 2001          5,000
     Express Scripts Cl A    300         100         March 2001         20,625
     Express Scripts Cl A    300         110           May 2001         61,875
     MiniMed                 400          45         April 2001         56,250
                             ---          --        -----------         ------
     Total value                                                      $235,000
                                                                      --------

     At Feb. 28, 2001, cash or short-term securities were designated to cover open put options written as follows (see Note 8 to the financial statements):

     Issuer                Contracts  Exercise price  Expiration date   Value(a)
     Circuit City Stores-
       Circuit City Group    6,000         $13         April 2001    $  435,000
     Emulex                    300          35         March 2001       198,750
     Micromuse                 250          45         April 2001       250,000
     Micromuse                 450          60         March 2001       874,687
                               ---          --         ----------       -------
     Total value                                                     $1,758,437
                                                                     ----------

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(j)  Negligible market value.

(k) At Feb. 28, 2001, the cost of securities for federal income tax purposes was approximately $2,546,532,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation         $ 228,105,000
     Unrealized depreciation          (435,107,000)
                                      ------------
     Net unrealized depreciation     $(207,002,000)
                                     -------------

---------------------------------------------------------------------
-108- AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS
70100 AXP Financial Center
Minneapolis, MN 55474



                                                               PRSRT STD AUTO
                                                                U.S. POSTAGE
                                                                    PAID
                                                                  AMERICAN
                                                                  EXPRESS



                                                                S-6462 T (4/01)